UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-23341

Name of Fund: BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2020

Date of reporting period: 01/31/2020

Item 1 – Report to Stockholders

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Funds IV

•	BlackRock Global Long/Short Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured - May Lose Value - No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds both delivered impressive returns over the last 12 months, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. Investors were further encouraged by the apparent cessation of trade hostilities between the United States and China late in 2019, although some of these gains were reversed in January 2020, as the spread of the coronavirus injected uncertainty into markets.

Returns for most securities were particularly strong in the second half of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. In the United States, large-cap stocks led the broader market, while small-cap equities still posted healthy returns. Emerging market stocks, however, were constrained by coronavirus fears, losing most of their gains near the end of the reporting period.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low despite an uptick late in the reporting period. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019. In December 2019, the Fed further reassured markets by indicating that it is unlikely to reverse course and tighten monetary policy in the near future. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan continued its accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe there are reasons to remain cautious about the U.S. economy, most notably the uncertainty around the duration of the impact of the coronavirus-driven economic contraction, the U.S. presidential election and future earnings growth. At this time we are watching the developments around the world very closely to assess the full extent of the risks of economic disruption that could result from the global pandemic. Corporate earnings underperformed in 2019, but action by the Fed led to outstanding equity returns. With the future of monetary policy and consumer behaviors uncertain, earnings deterioration could act as a drag on equities.

Overall, we favor moderately increasing investment risk to benefit from expected growth. We are neutral on U.S. equities, but we favor emerging market and Japanese equities, which could benefit from an uptick in global trade and investment. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, extremely low yields and inflation risk limit the effectiveness of many bond classes as a counterweight in portfolios. We favor higher-yielding bonds from emerging markets, where central banks have more room for further accommodation, while strategically using U.S. Treasuries as stabilizers.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.31%	21.68%
U.S. small cap equities (Russell 2000® Index)	3.26	9.21
International equities (MSCI Europe, Australasia, Far East Index)	6.12	12.10
Emerging market equities (MSCI Emerging Markets Index)	3.36	3.81
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.98	2.22
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	5.13	12.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.20	9.64
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.08	8.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.43	9.40
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2020	BlackRock Global Long/Short Credit Fund

Investment Objective

BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2020, the Fund outperformed its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The Fund’s U.S. absolute return strategies made the largest contribution to Fund performance during the period. Long positions in technology aided results, as did event trades in technology and retail. European absolute return strategies, particularly event trades in telecommunications and lease financing, further contributed.

In U.S. carry (income) strategies, holdings in enhanced equipment trust certificates and floating rate loan interests (“bank loans”) supported performance. European carry strategies, which primarily consisted of bank loan positions, also performed well. Allocations to European capital securities and U.S. high yield bonds were additional contributors. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stocks, while generally providing higher yields to compensate for being less senior in the issuers’ capital structures.)

Short positions in the Fund’s U.S. absolute return strategies, particularly in health care, pharmaceuticals, autos and energy, were the Fund’s largest detractors. Risk-management strategies in U.S. and European equities, which were achieved through the use of put options, also detracted. A thematic long position in a U.S. media company was an additional detractor from Fund performance.

The Fund’s cash position was somewhat elevated, in part because the Fund may express long and short positions via the credit default swap market, which does not require a cash outlay as with traditional cash bonds. The cash position had no material impact on Fund performance.

Describe recent portfolio activity.

The Fund started the period at a net long position of 72%. The Fund subsequently cut risk, and it ended January at a net long position of 44%. This shift was primarily due to reductions in the portfolio’s long positions in the United States and an increase in its short positions in Europe.

The Fund reduced its long positions in high yield cash bonds in both the United States and Europe, and it added to its short positions in investment grade credit default indexes. The Fund also reduced its allocation to collateralized mortgage-backed securities in the U.S. carry strategy, although it increased the position again in January through the addition of new issues.

Overall, the Fund was positioned with a continued emphasis on absolute return strategies. The Fund continued to seek relative value opportunities between asset classes, as well as in specific issuers with a potential catalyst.

Describe Fund positioning at period end.

The investment adviser believes the current market environment underscores the importance for a diversified approach to credit risk. The Fund maintained an above-average allocation to absolute return strategies, which the investment adviser believes can benefit from increased market volatility and a higher dispersion of returns. While directional risk remained an element of the portfolio, it stood at a lower level than it has by the Fund’s historical standards.

The Fund ended the period with net long credit positions of 3% of net assets in Europe, 36% in the United States, 5% in Asia and emerging markets, and 44% of net assets overall.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020 (continued)	BlackRock Global Long/Short Credit Fund

Performance Summary for the Period Ended January 31, 2020

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		Since Inception (c)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.07%	3.06%	3.03%	6.53%	N/A	2.29%	N/A	2.88%	N/A
Investor A	2.69	2.69	2.96	6.35	2.10%	2.03	1.21%	2.63	2.13%
Investor C	2.06	2.06	2.54	5.55	4.55	1.26	1.26	1.87	1.87
Class K	3.14	3.14	3.11	6.72	N/A	2.38	N/A	2.94	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index(d)	—	—	0.98	2.22	N/A	1.10	N/A	0.69	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/ Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

(c)	The Predecessor Fund commenced operations on September 30, 2011.
(d)	An unmanaged index that tracks 3-month U.S. Treasury securities.

N/A — Not Applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical (a)
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Expenses Paid During the Period (c)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Ending Account Value (01/31/20)	Expenses Paid During the Period (c)
Institutional	$1,000.00	$1,030.30	$9.85	$5.77	$1,000.00	$1,015.43	$9.78	$1,019.46	$5.74
Investor A	1,000.00	1,029.60	11.02	6.94	1,000.00	1,014.28	10.94	1,018.30	6.90
Investor C	1,000.00	1,025.40	14.87	10.84	1,000.00	1,010.46	14.76	1,014.43	10.79
Class K	1,000.00	1,031.10	9.34	5.26	1,000.00	1,015.94	9.27	1,019.96	5.23

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.93% for Institutional, 2.16% for Investor A, 2.92% for Investor C and 1.83% for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.13% for Institutional, 1.36% for Investor A, 2.13% for Investor C and 1.03% for Class K), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of January 31, 2020 (continued)	BlackRock Global Long/Short Credit Fund

GEOGRAPHIC ALLOCATION

	Percent of Total Investments (a)
Country/Geographic Region	Long	Short		Total
United States	45%	8%		53%
United Kingdom	8	1		9
Spain	5	1		6
Luxembourg	4	1		5
Netherlands	4	1		5
China	3	—	(b)	3
Italy	3	—	(b)	3
Ireland	3	—	(b)	3
France	2	1		3
Canada	2	—	(b)	2
Germany	2	—	(b)	2
Other(c)	5	1		6
Total	86%	14%		100%

(a)	Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)	Represents less than 1% of the Fund’s total investments.
(c)	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

CREDIT QUALITY ALLOCATION

Credit Rating (a)	Percent of Total Investments (b)
AAA/Aaa (c)	3%
AA/Aa	1
A	3
BBB/Baa	14
BB/Ba	28
B	34
CCC/Caa	5
CC/Ca	—	(d)
D	—	(d)
NR	12

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/ Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total Investments exclude short-term securities, options purchased, options written, borrowed bonds and investments sold short.
(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

(d)	Represents less than 1% of the Fund’s total investments.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

The Fund may utilize leverage by entering into reverse repurchase agreements.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

THE BENEFITS AND RISKS OF LEVERAGING / ABOUT FUND PERFORMANCE	7

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous pages (which is based on a hypothetical investment of $1,000 invested on August 1, 2019 and held through January 31, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 5.5%

Cayman Islands — 1.2%(a)(b)
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.32%, 10/15/28	USD	2,750	$2,753,617
Battalion CLO X Ltd.:
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 01/24/29		3,000	3,000,199
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.60%, 01/24/29		2,000	1,999,647
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.58%, 07/15/29		1,800	1,796,403
Dewolf Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 3.98%, 10/15/30		1,000	990,332
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.08%, 07/15/30		1,500	1,493,889
HPS Loan Management Ltd., Series 11A-17, Class C, (LIBOR USD 3 Month + 2.35%), 4.26%, 05/06/30		1,575	1,567,356
Madison Park Funding XIX Ltd.:
Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 01/22/28		3,000	2,993,664
Series 2015-19A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.55%, 01/22/28		2,000	1,999,169
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 2.97%, 04/25/29		1,000	1,003,238
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 3.42%, 04/20/27		1,000	966,398
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.08%, 07/15/29		1,000	996,841
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.00%, 07/15/29		550	549,551
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.50%, 08/20/27		1,500	1,503,916
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.08%, 01/15/29		500	500,552
York CLO-4 Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.63%), 3.45%, 01/20/30		2,200	2,203,101

			26,317,873

Ireland — 3.0%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)	EUR	1,300	1,450,439
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(b)		919	975,958

Security	Par (000)		Value

Ireland (continued)
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)	EUR	650	$719,331
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		3,530	3,696,152
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		3,425	3,333,129
Series 15X, Class M1, 0.00%, 04/15/31(c)		5,300	4,348,760
Avoca CLO XVIII DAC, Series 18X, Class E, (EURIBOR 3 Month + 1.35%), 4.60%, 04/15/31(b)		3,800	4,137,738
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(b)		2,400	2,576,371
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)		1,100	845,982
CIFC European Funding CLO I DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.86%), 5.86%, 07/15/32(b)		1,722	1,859,351
CVC Cordatus Loan Fund IV Ltd., Series 4X, Class SUB, 0.00%, 04/22/30(c)		12,600	8,084,913
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32(c)		4,445	2,667,013
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 08/26/32(b)		2,600	2,807,790
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 1.14%, 04/25/32(b)		4,025	4,477,568
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(b)		2,500	2,745,586
Harvest CLO XXIII DAC(b):
Series 23X, Class A, (EURIBOR 3 Month + 0.95%), 0.00%, 10/20/32		1,683	1,866,531
Series 23X, Class E, (EURIBOR 3 Month + 5.33%), 0.00%, 10/20/32		473	508,843
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32(b)		1,200	1,291,540
Madison Park Euro Funding X DAC(b):
Series 10X, Class A1, (EURIBOR 3 Month + 0.74%), 0.74%, 10/25/30		2,500	2,769,895
Series 10X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/25/30		1,700	1,864,856
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class A, (EURIBOR 3 Month + 0.92%), 0.92%, 11/25/33(b)		2,500	2,771,835
OCP Euro CLO DAC, Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32(b)		1,000	1,055,072
Providus CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 07/20/32(b)		2,000	2,165,372
Voya Euro CLO I DAC(b):
Series 1X, Class A, (EURIBOR 3 Month + 0.75%), 0.75%, 10/15/30		2,000	2,212,974

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ireland (continued)
Series 1X, Class B1NE, (EURIBOR 3 Month + 1.15%), 1.15%, 10/15/30	EUR	700	$764,946
Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30		2,894	2,834,493

			64,832,438

Netherlands — 1.2%
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		1,970	2,134,254
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		2,200	2,313,601
Series 14X, Class SUB, 0.00%, 01/12/31(c)		1,500	1,144,593
Cairn CLO IX BV(b):
Series 2018-9X, Class A, (EURIBOR 3 Month + 0.71%), 0.71%, 04/25/32		2,500	2,765,312
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32		4,300	4,691,829
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32		1,760	1,787,305
Contego CLO II BV, Series 2X, Class BRNE, (EURIBOR 3 Month + 1.45%), 1.05%, 11/15/26(b)		900	991,182
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,600	1,715,058
Series 3X, Class SUB, 0.00%, 08/24/30(c)		5,300	4,381,082
OZLME IV DAC, Series 4X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 07/27/32(b)		4,770	5,234,552

			27,158,768

United Kingdom — 0.1%
Greene King Finance plc, Series B1, 5.70%, 12/15/34(d)	GBP	1,500	1,793,789

Total Asset-Backed Securities — 5.5% (Cost: $136,163,807)			120,102,868

	Shares

Common Stocks — 1.0%

Italy — 0.0%
Telecom Italia SpA		218,788	115,032

Netherlands — 0.2%
Altice Europe NV(e)		154,326	991,879
NXP Semiconductors NV		30,000	3,805,800

			4,797,679

Spain — 0.0%
Telefonica SA		13,751	93,008

United Kingdom — 0.0%
Arrow Global Group plc		20,504	71,804
New Look Secured Issuer plc(e)(f)		21,796,216	244,646

			316,450

Security	Shares		Value

United States — 0.8%
Acadia Healthcare Co., Inc.(e)		31,000	$996,030
Ascent Resources — Marcellus LLC(e)(f)		1,007,612	78,719
Ascent Resources — Marcellus LLC, Class A(e)(f)		86,655	108,319
Clear Channel Outdoor Holdings, Inc.(e)		14,433	39,402
Lions Gate Entertainment Corp., Class A(e)		454,990	4,518,051
Walt Disney Co. (The)		49,620	6,862,942
Xilinx, Inc		47,500	4,012,800

			16,616,263

Total Common Stocks — 1.0% (Cost: $32,525,819)			21,938,432

		Par (000)

Corporate Bonds — 67.1%

Australia — 0.1%
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	900	993,951
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(b)		477	525,381
Santos Finance Ltd., 5.25%, 03/13/29		900	1,005,022

			2,524,354

Belgium — 0.3%
House of Finance NV (The), 4.38%, 07/15/26	EUR	332	366,929
KBC Group NV, (EUR Swap Annual 5 Year + 3.59%), 4.25%(b)(g)		4,400	5,142,110
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	200	212,000

			5,721,039

Brazil — 0.5%
Oi SA:
10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		11,200	10,858,400

Canada — 2.2%(a)
1011778 BC ULC:
4.25%, 05/15/24		80	81,700
5.00%, 10/15/25		498	513,786
3.88%, 01/15/28		197	198,251
4.38%, 01/15/28		104	104,250
Air Canada Pass-Through Trust:
Series 2015-2, Class B, 5.00%, 12/15/23		13,467	14,130,016
Series 2017-1, Class B, 3.70%, 01/15/26		17,064	17,322,504
Baytex Energy Corp., 8.75%, 04/01/27		94	91,533
Bombardier, Inc.:
8.75%, 12/01/21		7,492	8,016,440
5.75%, 03/15/22		26	25,935
6.13%, 01/15/23		120	118,431
7.50%, 12/01/24		52	50,505
7.50%, 03/15/25		127	122,079
7.88%, 04/15/27		480	454,776
Brookfield Residential Properties, Inc., 6.25%, 09/15/27		82	87,740
Fairstone Financial, Inc., 7.88%, 07/15/24		63	68,119
Garda World Security Corp., 4.63%, 02/15/27		90	89,086

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
GFL Environmental, Inc.:
5.38%, 03/01/23	USD	10	$10,212
7.00%, 06/01/26		388	404,374
5.13%, 12/15/26		179	184,343
8.50%, 05/01/27		215	234,350
GW B-CR Security Corp., 9.50%, 11/01/27		56	59,780
Intertape Polymer Group, Inc., 7.00%, 10/15/26		42	44,415
Mattamy Group Corp., 5.25%, 12/15/27		44	45,980
MEG Energy Corp.:
6.38%, 01/30/23		106	107,261
7.00%, 03/31/24		28	28,210
6.50%, 01/15/25		259	271,303
7.13%, 02/01/27		225	222,820
New Gold, Inc., 6.25%, 11/15/22		154	154,289
Norbord, Inc., 6.25%, 04/15/23		67	72,528
NOVA Chemicals Corp., 4.88%, 06/01/24		29	29,435
Parkland Fuel Corp., 5.88%, 07/15/27		78	82,657
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25		155	161,006
Superior Plus LP, 7.00%, 07/15/26		97	104,518
Telesat Canada:
4.88%, 06/01/27		136	139,720
6.50%, 10/15/27		3,227	3,380,282
Tervita Corp., 7.63%, 12/01/21		106	107,855
Titan Acquisition Ltd., 7.75%, 04/15/26		318	309,686
Videotron Ltd., 5.13%, 04/15/27		155	162,394
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(h)		58	58,652

			47,851,221

Cayman Islands — 0.0%
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(a)(h)		327	340,898
Pearl Holding III Ltd., 9.50%, 12/11/22		400	276,640

			617,538

Chile — 0.0%
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	211,250

China — 2.9%
21Vianet Group, Inc., 7.88%, 10/15/21		485	485,973
Agile Group Holdings Ltd.:
8.50%, 07/18/21		400	420,467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(g)		400	399,500
Anton Oilfield Services Group, 9.75%, 12/05/20		400	404,250
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(g)		335	249,470
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		540	556,369
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	417,250
CCTI Ltd., 3.63%, 08/08/22		1,385	1,388,462
Central China Real Estate Ltd.:
6.88%, 10/23/20		600	600,750
6.50%, 03/05/21		200	199,136
6.75%, 11/08/21		200	199,150

Security		Par (000)	Value

China (continued)
CFLD Cayman Investment Ltd., 8.63%, 02/28/21	USD	385	$392,700
China Aoyuan Group Ltd., 7.95%, 02/19/23		1,132	1,177,280
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		2,970	3,213,452
China Evergrande Group:
9.50%, 04/11/22		465	448,144
4.25%, 02/14/23(i)	HKD	10,000	1,205,482
10.00%, 04/11/23	USD	400	374,500
7.50%, 06/28/23		338	295,011
China Huadian Overseas Development Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.78%), 4.00%(b)(g)		1,965	2,022,108
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 3.00%, 12/10/29		1,055	1,080,774
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(b)(g)		545	549,011
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		800	814,304
7.25%, 04/19/23		500	503,750
7.38%, 04/09/24		300	302,250
China Singyes Solar Technologies Holdings Ltd., 2.00%, (2.00% Cash or 6.00% PIK), 12/19/22(h)		426	359,771
Chinalco Capital Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(b)(g)		370	376,938
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21		550	561,935
5.50%, 01/23/22		900	903,375
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		635	733,457
CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/25		905	996,496
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,873,310
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(b)(g)		790	798,232
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		311	311,778
8.00%, 01/27/24		200	217,000
6.15%, 09/17/25		250	263,437
Easy Tactic Ltd., 8.63%, 02/27/24		1,150	1,155,750
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(i)	EUR	9,500	8,052,119
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21	USD	425	427,789
7.38%, 10/04/21		202	198,368
7.95%, 07/05/22		350	336,109
10.88%, 01/09/23		200	200,784
Franshion Brilliant Ltd., 4.25%, 07/23/29		695	724,320
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 6.80%, 09/26/21(b)		800	796,500
Guojing Capital BVI Ltd., 3.95%, 12/11/22		600	605,250
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		617	615,265

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Hilong Holding Ltd., 8.25%, 09/26/22	USD	200	$202,938
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(j)		1,000	406,875
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29		1,300	1,403,188
Huarong Finance Co. Ltd.:
3.25%, 11/13/24		900	909,313
3.88%, 11/13/29		700	717,118
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	483,281
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		787	778,638
11.95%, 10/22/22		300	318,188
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(g)		400	365,480
KWG Group Holdings Ltd., 7.88%, 09/01/23		400	410,000
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(g)		500	512,656
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		295	306,063
6.50%, 07/16/23		500	509,531
New Metro Global Ltd., 6.50%, 04/23/21		1,596	1,597,708
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(b)(g)		1,175	1,180,875
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(i)(k)		860	861,505
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		700	699,412
6.95%, 04/17/21		300	301,824
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	495,788
Rock International Investment, Inc., 6.63%, 03/27/20		743	309,904
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		230	244,662
8.75%, 10/25/22		530	547,225
8.95%, 01/22/23		440	455,813
Scenery Journey Ltd., 11.00%, 11/06/20		600	610,125
Seazen Group Ltd.:
5.00%, 02/16/20		725	725,906
6.50%, 09/12/20		700	701,094
7.50%, 01/22/21		500	505,000
Shimao Property Holdings Ltd.:
6.38%, 10/15/21		600	625,500
5.60%, 07/15/26		200	209,625
Sino-Ocean Land Treasure IV Ltd.,
4.75%, 08/05/29		430	435,106
Sunac China Holdings Ltd.:
6.88%, 08/08/20		303	304,704
7.25%, 06/14/22		430	437,525
7.50%, 02/01/24		400	402,016
Times China Holdings Ltd.:
7.63%, 02/21/22		700	717,500
5.75%, 04/26/22		200	199,350
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	817,591
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		610	616,450

Security		Par (000)	Value

China (continued)
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	405	$390,825
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	387,962
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		615	615,000
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		214	215,230
6.00%, 10/25/23		430	414,950
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		460	462,300
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		255	262,650
8.70%, 08/03/22		300	305,625
9.15%, 05/06/23		315	320,513

			63,908,058

Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	400	458,038

Finland — 0.0%
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(b)(g)		175	197,762
Nokia OYJ:
4.38%, 06/12/27	USD	49	51,695
6.63%, 05/15/39		128	155,520

			404,977

France — 1.2%
Altice France SA:
2.50%, 01/15/25	EUR	4,098	4,539,206
2.13%, 02/15/25		148	160,857
7.38%, 05/01/26(a)	USD	680	724,254
5.88%, 02/01/27	EUR	474	581,544
8.13%, 02/01/27(a)	USD	468	522,990
3.38%, 01/15/28	EUR	270	304,074
BNP Paribas SA, (USD Swap Semi 5 Year + 4.15%), 6.63%(a)(b)(g)	USD	5,200	5,668,000
Casino Guichard Perrachon SA:
(EUR Swap Annual 5 Year + 3.82%), 3.56%(b)(g)	EUR	1,800	1,107,941
4.50%, 03/07/24(d)		1,000	1,009,236
3.58%, 02/07/25(d)		100	94,451
CMA CGM SA:
7.75%, 01/15/21		1,100	1,156,898
6.50%, 07/15/22		300	294,400
Europcar Mobility Group, 4.00%, 04/30/26		100	103,134
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(b)		100	111,227
3.38%, 12/15/26		200	224,059
Loxam SAS:
4.25%, 04/15/24		100	113,301
3.25%, 01/14/25		100	113,070
3.75%, 07/15/26		200	230,682
Novafives SAS, 5.00%, 06/15/25		2,383	2,279,472
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(b)		100	107,023
Quatrim SASU, 5.88%, 01/15/24		100	115,618
Societe Generale SA, (EUR Swap Annual 5 Year + 5.54%), 6.75%(b)(g)		4,800	5,662,809
SPIE SA, 2.63%, 06/18/26		200	228,506

			25,452,752

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany — 1.4%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	700	$794,773
3.00%, 04/27/26		700	828,738
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(a)(h)	USD	210	213,696
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(b)	EUR	300	359,959
BMW Finance NV, 0.00%, 04/14/23		1,850	2,055,436
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		166	187,554
Consus Real Estate AG:
Series CC1, 4.00%, 11/29/22(i)		100	109,241
9.63%, 05/15/24		191	236,740
E.ON SE, 0.00%, 12/18/23		5,450	6,052,555
IHO Verwaltungs GmbH(h):
3.63%, (3.63% Cash or 4.38% PIK), 05/15/25		293	333,576
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(l)		352	403,795
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(a)	USD	200	212,500
Infineon Technologies AG(b)(g):
(EUR Swap Annual 5 Year + 3.39%), 2.87%	EUR	200	229,501
(EUR Swap Annual 5 Year + 4.00%), 3.63%		200	233,553
Nidda BondCo GmbH, 5.00%, 09/30/25		100	112,015
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24		659	738,780
Peach Property Finance GmbH, 3.50%, 02/15/23		179	204,240
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		193	217,005
Sudzucker International Finance BV, (EURIBOR 3 Month + 3.10%), 2.71%(b)(g)		350	341,587
Summit Properties Ltd., 2.00%, 01/31/25		302	333,523
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		400	477,404
Tele Columbus AG, 3.88%, 05/02/25		100	107,301
thyssenkrupp AG:
1.88%, 03/06/23		227	251,125
2.88%, 02/22/24		7,779	8,842,913
2.50%, 02/25/25		1	1,127
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(b)(g)		300	352,944
Volkswagen International Finance NV(b)(g):
Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%		200	235,523
(EUR Swap Annual 10 Year + 3.37%), 3.88%		1,900	2,275,737
(EUR Swap Annual 10 Year + 3.98%), 4.62%		2,200	2,774,324
WEPA Hygieneprodukte GmbH:
(EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(b)		133	149,560
2.88%, 12/15/27		215	242,738
ZF Europe Finance BV:
2.50%, 10/23/27		300	347,705

			30,257,168

Security	Par (000)		Value

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)	USD	500	$516,972

Hong Kong — 0.3%
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(b)(g)		325	340,031
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(g)		280	270,950
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 1.78%(b)(g)		5,490	4,501,876
Joy Treasure Assets Holdings, Inc., 3.50%, 09/24/29		750	774,609
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	383,238
NWD MTN Ltd., 4.13%, 07/18/29		900	928,688

			7,199,392

India — 0.3%
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		414	428,619
4.38%, 07/03/29		800	845,250
Adani Transmission Ltd.:
4.00%, 08/03/26		495	516,811
4.25%, 05/21/36		475	479,740
Delhi International Airport Ltd., 6.45%, 06/04/29		400	428,500
Oil India International Pte. Ltd., 4.00%, 04/21/27		202	212,668
ReNew Power Pvt Ltd., 6.45%, 09/27/22		500	518,906
ReNew Power Synthetic, 6.67%, 03/12/24		600	629,438
UPL Corp. Ltd., 4.50%, 03/08/28		1,100	1,127,963
Vedanta Resources Ltd., 7.13%, 05/31/23		1,000	977,813

			6,165,708

Indonesia — 0.1%
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		500	523,190
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		642	751,667

			1,274,857

Ireland — 0.1%
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(b)(g)	EUR	200	233,810
Ardagh Packaging Finance plc, 4.75%, 07/15/27	GBP	1,035	1,419,358
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(b)		100	135,372

			1,788,540

Israel — 0.6%
Teva Pharmaceutical Finance Netherlands II BV, 1.88%, 03/31/27	EUR	1,600	1,522,171
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25(a)	USD	10,245	10,763,858

			12,286,029

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy — 3.5%
Assicurazioni Generali SpA(b):
(EURIBOR 3 Month + 4.50%), 4.60%(g)	EUR	300	$373,486
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		100	136,825
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		100	133,236
Atlantia SpA, 1.63%, 02/03/25		2,100	2,317,360
Autostrade per l’Italia SpA:
5.88%, 06/09/24		2,300	2,976,612
4.38%, 09/16/25		4,900	6,167,384
1.88%, 11/04/25		1,600	1,756,735
Banco BPM SpA:
1.75%, 04/24/23		317	358,171
2.50%, 06/21/24		400	465,550
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(b)		282	315,880
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 5.86%), 6.25%(b)(g)		2,000	2,480,324
(USD Swap Semi 5 Year + 5.46%), 7.70%(a)(b)(g)	USD	1,700	1,906,125
1.00%, 11/19/26	EUR	2,875	3,250,057
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(g)		5,300	7,303,371
Rossini SARL, 6.75%, 10/30/25		758	924,222
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	228	265,916
6.00%, 09/30/34		32	35,967
7.20%, 07/18/36		7	8,680
7.72%, 06/04/38		6,538	8,493,189
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	5,683	9,454,097
Telecom Italia SpA:
1.13%, 03/26/22(i)		3,900	4,336,989
4.00%, 04/11/24		1,366	1,674,791
5.30%, 05/30/24(a)	USD	200	218,000
2.75%, 04/15/25	EUR	1,108	1,299,234
3.00%, 09/30/25		100	119,340
5.25%, 03/17/55		1,000	1,295,819
UniCredit SpA(b)(g):
(EUR Swap Annual 5 Year + 9.30%), 9.25%		2,034	2,637,377
(EUR Swap Annual 5 Year + 6.39%), 6.62%		4,600	5,601,590
(USD Swap Semi 5 Year + 5.18%), 8.00%	USD	8,400	9,313,500
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%	EUR	1,050	1,381,403

			77,001,230

Japan — 1.1%
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(b)(g)	USD	600	650,074
SoftBank Group Corp.:
4.75%, 07/30/25	EUR	300	366,272
3.13%, 09/19/25		300	341,449
5.00%, 04/15/28		3,300	4,050,958
4.00%, 09/19/29		15,000	17,609,607

			23,018,360

Jersey — 0.0%
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(h)		603	687,841

Security	Par (000)		Value

Kuwait — 0.0%
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(b)(g)	USD	250	$256,328

Luxembourg — 3.0%
Altice Financing SA:
6.63%, 02/15/23(a)		285	289,987
2.25%, 01/15/25	EUR	4,269	4,640,412
7.50%, 05/15/26(a)	USD	1,000	1,068,700
3.00%, 01/15/28	EUR	7,919	8,606,916
5.00%, 01/15/28(a)	USD	200	196,302
Altice Luxembourg SA:
8.00%, 05/15/27	EUR	4,700	5,890,165
10.50%, 05/15/27(a)	USD	620	716,906
ARD Finance SA, 6.50%, 06/30/27(a)		200	206,480
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	131,390
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	213	170,932
9.75%, 07/15/25(a)		5,770	4,918,925
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(h)	EUR	7,496	8,554,944
Matterhorn Telecom SA, 4.00%, 11/15/27		600	701,197
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		100	113,722
Monitchem HoldCo 3 SA:
(EURIBOR 3 Month + 5.25%), 5.25%, 03/15/25(b)		149	168,140
5.25%, 03/15/25		322	373,545
Safari Verwaltungs GmbH, 5.38%, 11/30/22		400	375,720
SES GLOBAL Americas Holdings GP, 5.30%, 03/25/44(a)	USD	1,200	1,249,783
SES SA:
(EUR Swap Annual 5 Year + 4.66%), 4.62%(b)(g)	EUR	100	116,704
(EUR Swap Annual 5 Year + 5.40%), 5.62%(b)(g)		6,900	8,473,506
5.30%, 04/04/43(a)	USD	800	829,035
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	5,200	5,969,541
Summer BC Holdco B SARL, 5.75%, 10/31/26		9,900	11,453,474
Ypso Finance Bis SA:
4.00%, 02/15/28		100	109,657
6.00%, 02/15/28(a)	USD	200	198,134

			65,524,217

Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(i)(k)		567	565,016
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		250	288,110

			853,126

Mexico — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	115,203
Cemex SAB de CV, 3.13%, 03/19/26		300	348,103

			463,306

Netherlands — 1.6%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(g)		400	456,929
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 4.10%), 4.62%(b)(g)		1,200	1,480,582
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(b)(g)	USD	300	329,761

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Intertrust Group BV, 3.38%, 11/15/25	EUR	467	$539,876
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.00%(b)(g)		300	335,822
OCI NV, 5.00%, 04/15/23		276	315,281
Summer BidCo BV:
9.00%, 11/15/25		147	172,404
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(h)		274	322,450
Sunshine Mid BV, 6.50%, 05/15/26		100	116,079
Trivium Packaging Finance BV(d):
3.75%, 08/15/26		280	324,673
5.50%, 08/15/26(a)	USD	400	421,500
8.50%, 08/15/27(a)		600	660,000
United Group BV:
4.38%, 07/01/22	EUR	2,800	3,167,913
4.88%, 07/01/24		460	527,784
(EURIBOR 3 Month + 3.25%), 3.25%, 02/15/26(b)		100	111,241
3.63%, 02/15/28		3,429	3,770,189
UPC Holding BV, 3.88%, 06/15/29		17,136	19,935,150
UPCB Finance VII Ltd., 3.63%, 06/15/29		200	233,750
VZ Vendor Financing BV, 2.50%, 01/31/24		271	305,061
Ziggo Bond Co. BV:
4.63%, 01/15/25		409	462,521
5.88%, 01/15/25(a)	USD	455	468,081
Ziggo BV:
4.25%, 01/15/27	EUR	440	521,516
5.50%, 01/15/27(a)	USD	150	159,000
2.88%, 01/15/30	EUR	106	121,601

			35,259,164

Norway — 0.0%
Explorer II A/S, 3.38%, 02/24/25		138	153,049

Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)(g)	USD	354	358,227
VLL International, Inc., 5.75%, 11/28/24		280	291,287

			649,514

Portugal — 0.4%
Banco Espirito Santo SA(e)(j):
2.63%, 05/08/17	EUR	6,100	1,150,085
4.75%, 01/15/18		19,300	3,638,793
4.00%, 01/21/19		22,800	4,298,678
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(b)		400	494,996

			9,582,552

Romania — 0.0%
RCS & RDS SA:
2.50%, 02/05/25		100	111,159
3.25%, 02/05/28		100	111,565

			222,724

Singapore — 0.1%
BOC Aviation Ltd., 3.00%, 09/11/29	USD	900	902,443
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		340	344,462

			1,246,905

Security	Par (000)		Value

South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	300	$336,146

South Korea — 0.2%(b)
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(g)	USD	368	370,760
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(g)		1,400	1,403,938
Shinhan Financial Group Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(g)		900	971,156
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30		700	719,145

			3,464,999

Spain — 3.9%
Banco de Sabadell SA(b):
(EUR Swap Annual 5 Year + 6.41%), 6.50%(g)	EUR	4,000	4,685,293
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28		9,400	11,767,819
Banco Santander SA(b)(g):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		800	983,370
(EUR Swap Annual 5 Year + 4.53%), 4.37%		400	459,768
Bankia SA(b)(g):
(EUR Swap Annual 5 Year + 5.82%), 6.00%		7,200	8,569,913
(EUR Swap Annual 5 Year + 6.22%), 6.37%		9,000	11,033,096
CaixaBank SA(b)(g):
(EUR Swap Annual 5 Year + 6.50%), 6.75%		600	760,254
(EUR Swap Annual 5 Year + 4.50%), 5.25%		3,200	3,729,857
Cirsa Finance International SARL, 7.88%, 12/20/23(a)	USD	200	210,314
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(a)		200	189,000
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	391	451,526
Distribuidora Internacional de Alimentacion SA:
1.00%, 04/28/21		3,700	3,570,442
0.88%, 04/06/23		1,900	1,075,057
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(b)(g)		5,400	5,948,733
Grupo Antolin-Irausa SA, 3.38%, 04/30/26		100	105,476
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(b)(g)		800	958,686
Repsol International Finance BV, (EUR Swap Annual 6 Year + 3.56%), 3.88%(b)(g)		297	341,839
Telefonica Europe BV(b)(g):
(EUR Swap Annual 5 Year + 2.33%), 2.63%		300	341,677
(EUR Swap Annual 10 Year + 4.30%), 5.88%		7,800	10,020,272

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
(EUR Swap Annual 6 Year + 4.11%), 4.38%	EUR	7,200	$8,873,701
(EUR Swap Annual 8 Year + 2.97%), 3.88%		9,500	11,405,193

			85,481,286

Sweden — 0.1%
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(b)(g)		100	112,846
Intrum AB:
2.75%, 07/15/22		178	199,032
3.50%, 07/15/26		601	678,003
Stena International SA, 3.75%, 02/01/25		128	144,265
Verisure Holding AB, 3.50%, 05/15/23		119	134,758

			1,268,904

Switzerland — 0.9%
Credit Suisse Group AG(a)(b)(g):
(USD Swap Semi 5 Year + 4.60%), 7.50%	USD	625	688,656
(USD Swap Semi 5 Year + 3.46%), 6.25%		9,000	9,921,996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		350	388,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%		580	585,800
Dufry One BV, 2.00%, 02/15/27	EUR	194	213,604
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(b)(g)		300	350,552
UBS Group AG, (USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(g)	USD	7,600	8,368,436

			20,517,107

Thailand — 0.1%(b)
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34		1,000	1,032,422
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31		830	846,859

			1,879,281

Turkey — 0.5%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		11,131	10,621,635

United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,342,250
Esic Sukuk Ltd., 3.94%, 07/30/24		1,025	1,027,563
MDGH — GMTN BV, 3.70%, 11/07/49		775	809,875

			3,179,688

United Kingdom — 7.7%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	500	667,765
Ardonagh Midco 3 plc, 8.63%, 07/15/23(a)	USD	200	205,470
Atotech Alpha 3 BV, 6.25%, 02/01/25(a)		700	714,875
Avon International Operations, Inc., 7.88%, 08/15/22(a)		7,366	7,642,225
Barclays Bank plc, 0.00%, 02/04/25(i)(k)		436	459,081

Security	Par (000)		Value

United Kingdom (continued)
Barclays plc:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(b)(g)	USD	4,200	$4,740,162
4.38%, 09/11/24		255	273,051
(GBP Swap 5 Year + 4.91%), 5.88%(b)(g)	GBP	3,600	5,080,624
Cabot Financial Luxembourg SA, 7.50%, 10/01/23		300	410,950
Connect Finco SARL, 6.75%, 10/01/26(a)	USD	10,320	10,926,300
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	150	201,384
eG Global Finance plc:
3.63%, 02/07/24	EUR	362	398,675
4.38%, 02/07/25		400	440,160
6.75%, 02/07/25(a)	USD	200	202,500
6.25%, 10/30/25	EUR	12,292	14,109,578
EnQuest plc(h):
5.50%, (5.50% Cash or 7.00% PIK), 04/15/22	GBP	1,600	1,856,741
7.00%, (7.00% Cash or 7.00% PIK), 04/15/22(a)(l)	USD	8,646	7,543,722
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	105	146,652
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.88%, 03/15/36(b)		800	959,292
HBOS Capital Funding LP, 6.85%(g)	USD	8,063	8,241,741
Heathrow Finance plc:
4.75%, 03/01/24	GBP	100	141,337
4.13%, 09/01/29		215	291,573
Iceland Bondco plc, 4.63%, 03/15/25		6,800	7,363,108
Intu Jersey 2 Ltd., 2.88%, 11/01/22(i)		7,700	7,424,564
Intu SGS Finance plc, 3.88%, 03/17/23		2,600	3,124,204
Ithaca Energy North Sea plc, 9.38%, 07/15/24(a)	USD	7,300	7,592,000
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26	EUR	1,900	2,065,051
6.88%, 11/15/26		253	298,533
4.50%, 10/01/27(a)	USD	14,000	12,838,000
Jerrold Finco plc, 4.88%, 01/15/26	GBP	100	132,050
Motion Bondco DAC, 6.63%, 11/15/27(a)	USD	200	212,500
National Westminster Bank plc(b)(g):
Series B, (LIBOR USD 6 Month + 0.25%), 2.06%		200	177,500
Series C, (LIBOR USD 3 Month + 0.25%), 2.16%		9,400	8,355,660
Series A, (LIMEAN USD 6 Month + 0.25%), 2.01%		100	88,750
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		7,215	7,106,775
NEW Look Financing plc, 8.00%, (8.00% Cash or 12.00% PIK), 05/03/24(a)(h)(l)	GBP	2,199	1,582,624
New Look Secured Issuer plc, 6.50%, 07/01/22(e)(j)		1,425	336,356
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	100	113,163
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	134,691
Pinnacle Bidco plc, 6.38%, 02/15/25		845	1,169,560
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21		2,300	2,735,197
Premier Foods Finance plc, 6.25%, 10/15/23		700	962,479

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.79%), 6.75%(b)(g)	GBP	300	$440,824
Tesco plc:
5.00%, 03/24/23		1,900	2,769,475
5.13%, 04/10/47	EUR	1,000	1,706,129
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21(i)	USD	8,400	8,099,942
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(d)	GBP	8,576	14,323,655
Virgin Media Finance plc, 5.75%, 01/15/25(a)	USD	570	587,100
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	613	829,703
Virgin Media Secured Finance plc:
5.00%, 04/15/27		200	278,295
6.25%, 03/28/29		332	466,815
5.50%, 05/15/29(a)	USD	200	210,500
Vodafone Group plc(b):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	400	501,291
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78	USD	2,100	2,294,250
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79	EUR	400	464,831
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	5,165	6,089,631
William Hill plc, 4.75%, 05/01/26	GBP	200	275,205

			168,804,269

United States — 33.7%
AbbVie, Inc., 3.20%, 11/21/29(a)(m)	USD	5,000	5,192,424
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		30	30,037
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		259	277,235
Acrisure LLC, 8.13%, 02/15/24(a)		98	104,737
ADT Security Corp. (The):
3.50%, 07/15/22		19	19,267
4.13%, 06/15/23		4	4,065
4.88%, 07/15/32(a)		284	264,063
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)		84	86,730
Advanced Micro Devices, Inc., 7.50%, 08/15/22(n)		36,419	41,083,545
Aetna, Inc., 3.88%, 08/15/47		2,500	2,608,305
AG Issuer LLC, 6.25%, 03/01/28(a)		85	85,000
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		94	102,460
Albertsons Cos., Inc.:
5.75%, 03/15/25		13	13,455
4.63%, 01/15/27(a)		210	212,915
5.88%, 02/15/28(a)		177	188,948
4.88%, 02/15/30(a)		78	80,065
Allegheny Technologies, Inc., 5.88%, 12/01/27		132	134,620
Allergan Funding SCS, 3.45%, 03/15/22		7,000	7,205,748
Allergan Sales LLC, 5.00%, 12/15/21(a)		2,645	2,772,505
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(a)		314	331,270
Allied Universal Holdco LLC(a):
6.63%, 07/15/26		651	692,094
9.75%, 07/15/27		178	190,015
Allison Transmission, Inc.(a):
5.00%, 10/01/24		18	18,338
5.88%, 06/01/29		117	127,729
Ally Financial, Inc., 8.00%, 11/01/31		477	670,185

Security		Par (000)	Value

United States (continued)
AMC Networks, Inc.:
5.00%, 04/01/24	USD	14	$14,280
4.75%, 08/01/25		122	123,169
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		8,135	8,143,135
5.00%, 06/01/22(a)(o)		20,000	20,775,000
Series 2017-1C, 5.18%, 08/15/23(f)		12,428	12,738,649
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21		3,265	3,344,747
Series 2019-1, Class C, 4.13%, 06/15/22(f)		40,000	40,100,000
Series 2017-1, Class B, 4.95%, 02/15/25		6,619	7,070,816
Series 2011-1, Class B, 4.87%, 04/22/25(f)		7,041	7,252,080
Series 2017-2, Class A, 4.00%, 12/15/25(f)		9,504	9,599,419
American Airlines, Inc., Series 2017-2, Class C, 5.18%, 10/15/23(f)		12,042	12,301,058
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26		231	243,128
4.00%, 01/15/28		139	140,145
Amsted Industries, Inc., 5.63%, 07/01/27(a)		47	49,964
AmWINS Group, Inc., 7.75%, 07/01/26(a)		99	108,074
Antero Resources Corp., 5.38%, 11/01/21		56	53,480
Anthem, Inc., 3.70%, 09/15/49		2,500	2,517,290
Apache Corp.:
4.38%, 10/15/28		2,500	2,650,039
4.75%, 04/15/43		2,500	2,444,174
5.35%, 07/01/49		2,500	2,651,846
Apergy Corp., 6.38%, 05/01/26		82	86,150
APX Group, Inc.:
8.75%, 12/01/20		82	82,128
7.88%, 12/01/22		159	161,705
8.50%, 11/01/24(a)		10	10,642
Aramark Services, Inc.:
5.00%, 04/01/25(a)		189	196,895
4.75%, 06/01/26		127	132,080
5.00%, 02/01/28(a)		55	57,612
Archrock Partners LP, 6.88%, 04/01/27(a)		126	134,405
Arconic, Inc.:
5.87%, 02/23/22		240	255,902
5.13%, 10/01/24		293	316,373
Asbury Automotive Group, Inc., 6.00%, 12/15/24		96	98,880
Ascend Learning LLC:
6.88%, 08/01/25(a)		318	332,310
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(a)		189	185,220
ASGN, Inc., 4.63%, 05/15/28(a)		109	111,180
Ashland Services BV, 2.00%, 01/30/28	EUR	1,698	1,881,284
Ashton Woods USA LLC, 6.63%, 01/15/28(a)	USD	23	23,431
Avantor, Inc.(a):
6.00%, 10/01/24		5,201	5,526,063
9.00%, 10/01/25		461	509,497
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		150	154,500
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	100	111,182

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
9.75%, 09/01/26(a) . . . . . . . . . . .	USD	3,489	$3,579,889
Bank of America Corp., (LIBOR USD 3 Month + 2.66%), 4.30%(b)(g)		147	147,000
Bausch Health Americas, Inc.(a):
9.25%, 04/01/26		86	98,147
8.50%, 01/31/27		174	196,838
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)		198	198,495
4.50%, 05/15/23	EUR	700	780,872
5.88%, 05/15/23(a)	USD	9	9,079
6.13%, 04/15/25(a)		45	46,288
5.50%, 11/01/25(a)		393	407,081
9.00%, 12/15/25(a)		125	141,094
5.75%, 08/15/27(a)		66	70,613
7.00%, 01/15/28(a)		105	113,730
5.00%, 01/30/28(a)		187	189,337
7.25%, 05/30/29(a)		291	328,018
5.25%, 01/30/30(a)		168	171,150
Beacon Roofing Supply, Inc.(a):
4.88%, 11/01/25		29	28,846
4.50%, 11/15/26		1,474	1,514,535
Belden, Inc.:
4.13%, 10/15/26	EUR	310	365,988
3.88%, 03/15/28		200	235,248
Berry Global, Inc., 4.88%, 07/15/26(a)	USD	123	128,517
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		49	45,448
Big River Steel LLC, 7.25%, 09/01/25(a)		71	74,565
Blue Cube Spinco LLC:
9.75%, 10/15/23		27	28,789
10.00%, 10/15/25		277	302,465
BofA Finance LLC, 0.13%, 09/01/22(i)		359	371,565
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		235	241,463
Boyne USA, Inc., 7.25%, 05/01/25(a)		56	60,760
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		207	207,491
Brookfield Property REIT, Inc., 5.75%, 05/15/26(a)		114	118,951
BWX Technologies, Inc., 5.38%, 07/15/26(a)		140	148,400
Callon Petroleum Co.:
6.13%, 10/01/24		2,065	1,974,656
6.38%, 07/01/26		134	126,630
Calpine Corp.:
5.50%, 02/01/24		32	32,416
5.75%, 01/15/25		253	260,089
5.25%, 06/01/26(a)		239	246,791
4.50%, 02/15/28(a)		169	168,155
5.13%, 03/15/28(a)		447	443,927
Camelot Finance SA, 4.50%, 11/01/26(a)		222	225,885
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		90	93,488
Cargo Aircraft Management, Inc., 4.75%, 02/01/28(a)		41	41,617
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,862	1,866,655
8.25%, 07/15/25		26	26,527
Castle US Holding Corp., 9.50%, 02/15/28(a)		100	100,000
Catalent Pharma Solutions, Inc.(a):
4.88%, 01/15/26		128	131,520
5.00%, 07/15/27		237	249,478
CCO Holdings LLC(a):
4.00%, 03/01/23		133	134,995

Security		Par (000)	Value

United States (continued)
5.75%, 02/15/26	USD	42	$44,072
5.13%, 05/01/27		471	492,219
5.00%, 02/01/28		5	5,231
5.38%, 06/01/29		369	394,830
4.75%, 03/01/30		138	141,881
CDK Global, Inc.:
4.88%, 06/01/27		248	260,141
5.25%, 05/15/29(a)		71	75,970
CDW LLC, 5.00%, 09/01/25		647	672,071
Cedar Fair LP, 5.25%, 07/15/29(a)		182	192,010
Centene Corp.:
6.13%, 02/15/24		28	28,910
4.75%, 01/15/25		28	28,898
5.25%, 04/01/25(a)		111	115,024
5.38%, 06/01/26(a)		109	115,949
5.38%, 08/15/26(a)		179	190,187
4.25%, 12/15/27(a)		2,455	2,559,338
4.63%, 12/15/29(a)		532	571,847
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		77	76,807
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		180	199,575
Series Y, 7.50%, 04/01/24		89	100,422
5.13%, 12/15/26(a)		500	515,000
4.00%, 02/15/27(a)		155	156,271
Series P, 7.60%, 09/15/39		67	72,477
Series U, 7.65%, 03/15/42		131	142,034
Change Healthcare Holdings LLC, 5.75%, 03/01/25(a)		353	359,523
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26		59	62,761
4.25%, 05/01/28		71	72,035
Chemours Co. (The):
6.63%, 05/15/23		199	195,902
5.38%, 05/15/27		23	19,952
Cheniere Energy Partners LP:
5.25%, 10/01/25		133	136,990
5.63%, 10/01/26		300	314,251
4.50%, 10/01/29(a)		214	217,745
Chesapeake Energy Corp.:
6.63%, 08/15/20		213	203,415
4.88%, 04/15/22		226	160,460
5.75%, 03/15/23		78	46,785
11.50%, 01/01/25(a)		179	144,041
Chobani LLC, 7.50%, 04/15/25(a)		216	214,838
Churchill Downs, Inc.(a):
5.50%, 04/01/27		370	390,350
4.75%, 01/15/28		82	84,460
Cigna Corp., 4.38%, 10/15/28(m)		10,000	11,274,732
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)		68	71,145
Citigroup, Inc., Series V, (SOFR + 3.23%), 4.70%(b)(g)		4,170	4,248,187
Clean Harbors, Inc.(a):
4.88%, 07/15/27		98	103,135
5.13%, 07/15/29		64	68,160
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24		782	851,402
5.13%, 08/15/27		658	677,740
Clearway Energy Operating LLC:
5.75%, 10/15/25		63	66,213
4.75%, 03/15/28(a)		95	97,741
CNX Resources Corp., 5.88%, 04/15/22		321	316,987

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Colfax Corp.(a):
6.00%, 02/15/24	USD	140	$147,395
6.38%, 02/15/26		106	113,817
CommScope, Inc.(a):
5.50%, 03/01/24		157	161,318
5.50%, 06/15/24		11,995	11,935,025
6.00%, 03/01/26		7,711	8,086,927
8.25%, 03/01/27		14,031	14,416,852
Community Health Systems, Inc.(a):
8.63%, 01/15/24		174	184,875
6.63%, 02/15/25		65	65,662
8.00%, 03/15/26		401	417,922
Comstock Resources, Inc.:
7.50%, 05/15/25(a)		98	77,175
9.75%, 08/15/26		75	61,125
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		156	108,420
Constellium SE(a):
6.63%, 03/01/25		367	378,469
5.88%, 02/15/26		391	403,707
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(a)(h)		139	144,907
Core & Main LP, 6.13%, 08/15/25(a)		423	434,578
Coty, Inc., 4.00%, 04/15/23	EUR	300	339,379
CPG Merger Sub LLC, 8.00%, 10/01/21(a)	USD	2	2,005
Crestwood Midstream Partners LP, 5.63%, 05/01/27(a)		151	151,951
Crown Americas LLC:
4.75%, 02/01/26		192	198,979
4.25%, 09/30/26		10	10,425
Crown European Holdings SA, 2.25%, 02/01/23(a)	EUR	200	230,682
CrownRock LP, 5.63%, 10/15/25(a)	USD	404	407,583
CSC Holdings LLC:
5.38%, 07/15/23(a)		235	240,006
5.25%, 06/01/24		436	470,880
10.88%, 10/15/25(a)		275	304,617
5.50%, 05/15/26(a)		330	345,743
5.38%, 02/01/28(a)		200	212,000
5.75%, 01/15/30(a)		4,800	5,160,096
CVR Energy, Inc.(a):
5.25%, 02/15/25		79	78,052
5.75%, 02/15/28		27	26,433
CyrusOne LP, 1.45%, 01/22/27	EUR	100	112,612
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	USD	85	89,675
DCP Midstream Operating LP:
5.38%, 07/15/25		28	30,558
5.13%, 05/15/29		30	31,650
6.45%, 11/03/36(a)		10	10,500
6.75%, 09/15/37(a)		242	260,755
Dealer Tire LLC, 8.00%, 02/01/28(a)		88	89,100
Dell International LLC, 7.13%, 06/15/24(a)		195	204,994
Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/23		13,296	14,186,421
Denbury Resources, Inc.(a):
9.00%, 05/15/21		158	148,520
9.25%, 03/31/22		20	17,700
Diamond BC BV, 5.63%, 08/15/25	EUR	200	217,618
Diamond Sports Group LLC(a):
5.38%, 08/15/26	USD	247	246,037

Security		Par (000)	Value

United States (continued)
6.63%, 08/15/27(m)	USD	12,709	$11,882,915
Diamondback Energy, Inc., 3.50%, 12/01/29		5,000	5,059,500
DISH DBS Corp.:
6.75%, 06/01/21		209	219,189
5.88%, 07/15/22		545	572,250
5.88%, 11/15/24		46	46,549
Dun & Bradstreet Corp. (The)(a):
6.88%, 08/15/26		375	411,562
10.25%, 02/15/27		12,285	14,082,296
Eagle Holding Co. II LLC, 7.75%, (7.75% Cash or 8.50% PIK), 05/15/22(a)(h)		8,103	8,184,030
Elanco Animal Health, Inc.(d):
3.91%, 08/27/21		9,780	10,052,488
4.27%, 08/28/23		9,000	9,582,443
4.90%, 08/28/28		56	64,358
Eldorado Resorts, Inc.:
6.00%, 04/01/25		44	46,043
6.00%, 09/15/26		36	39,465
Element Solutions, Inc., 5.88%, 12/01/25(a)		525	542,651
Encompass Health Corp., 5.75%, 11/01/24		69	69,844
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		192	197,040
5.75%, 01/30/28		145	150,800
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		10	10,651
7.75%, 01/15/27		86	94,819
EnLink Midstream LLC, 5.38%, 06/01/29		26	23,530
EnLink Midstream Partners LP:
4.40%, 04/01/24		80	76,380
4.15%, 06/01/25		6	5,535
4.85%, 07/15/26		12	10,980
5.60%, 04/01/44		69	54,165
5.05%, 04/01/45		10	7,500
EnPro Industries, Inc., 5.75%, 10/15/26		12	12,660
Entegris, Inc., 4.63%, 02/10/26(a)		65	67,112
Entercom Media Corp., 6.50%, 05/01/27(a)		152	162,702
Envision Healthcare Corp., 8.75%, 10/15/26(a)		108	65,124
EQT Corp., 6.13%, 02/01/25		2,770	2,515,080
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		265	131,175
5.63%, 02/01/26		53	25,970
Fair Isaac Corp., 4.00%, 06/15/28(a)		51	51,893
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		96	99,360
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		50	53,650
Ford Motor Credit Co. LLC:
4.06%, 11/01/24		5,000	5,160,138
4.54%, 08/01/26		12,500	13,007,804
4.27%, 01/09/27		2,565	2,600,107
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		22	22,660
6.50%, 10/01/25		26	27,603
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		166	167,868
3.88%, 03/15/23		417	425,340
5.00%, 09/01/27		28	28,981

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.45%, 03/15/43	USD	682	$695,640
frontdoor, Inc., 6.75%, 08/15/26(a)		137	149,762
Frontier Communications Corp., 8.00%, 04/01/27(a)		656	684,733
Gartner, Inc., 5.13%, 04/01/25(a)		42	43,662
Gates Global LLC, 6.25%, 01/15/26(a)		127	130,473
GCI LLC, 6.63%, 06/15/24(a)		60	64,650
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		62	64,480
General Motors Financial Co., Inc., 2.90%, 02/26/25		1,770	1,788,865
Genesis Energy LP:
6.00%, 05/15/23		91	91,428
5.63%, 06/15/24		37	35,982
6.50%, 10/01/25		46	44,850
7.75%, 02/01/28		57	57,472
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		445	478,931
GLP Capital LP:
3.35%, 09/01/24		35	36,229
5.25%, 06/01/25		36	40,314
5.38%, 04/15/26		13	14,751
4.00%, 01/15/30		150	158,311
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(a)		71	74,461
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(a)		283	304,236
Golden Nugget, Inc., 6.75%, 10/15/24(a)		507	521,044
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(b)(g)		230	240,350
Graham Holdings Co., 5.75%, 06/01/26(a)		88	93,720
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		32	34,560
Gray Television, Inc., 5.13%, 10/15/24(a)		2	2,065
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		145	137,025
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		76	78,574
Grinding Media, Inc., 7.38%, 12/15/23(a)		117	120,056
Group 1 Automotive, Inc.:
5.00%, 06/01/22(d)		12	12,060
5.25%, 12/15/23(a)		19	19,523
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		92	97,520
Halliburton Co., 5.00%, 11/15/45		2,500	2,872,968
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		56	48,686
HCA, Inc.:
5.38%, 02/01/25		176	196,698
5.88%, 02/15/26		2	2,297
5.38%, 09/01/26		145	163,132
5.63%, 09/01/28		265	307,069
5.88%, 02/01/29		361	426,016
HD Supply, Inc., 5.38%, 10/15/26(a)		673	713,380
Herc Holdings, Inc., 5.50%, 07/15/27(a)		158	165,063
Hertz Corp. (The)(a):
7.63%, 06/01/22		47	48,469
6.00%, 01/15/28		66	66,577
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	842	958,118

Security		Par (000)	Value

United States (continued)
Hess Corp., 7.13%, 03/15/33	USD	5,000	$6,452,915
Hess Midstream Operations LP(a):
5.63%, 02/15/26		54	56,522
5.13%, 06/15/28		53	54,708
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		64	64,960
5.13%, 05/01/26		162	169,646
4.88%, 01/15/30		408	431,460
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		44	44,990
4.88%, 04/01/27		4	4,210
Holly Energy Partners LP, 5.00%, 02/01/28(a)		67	68,068
Hologic, Inc.(a):
4.38%, 10/15/25		10	10,184
4.63%, 02/01/28		79	83,116
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		80	82,400
HUB International Ltd., 7.00%, 05/01/26(a)		552	572,700
Hughes Satellite Systems Corp., 5.25%, 08/01/26		61	66,179
IAA, Inc., 5.50%, 06/15/27(a)		123	130,521
Icahn Enterprises LP:
6.25%, 02/01/22		293	298,127
6.75%, 02/01/24		51	52,913
4.75%, 09/15/24(a)		38	38,814
6.38%, 12/15/25		9	9,394
6.25%, 05/15/26		211	221,482
5.25%, 05/15/27(a)		150	150,564
iHeartCommunications, Inc.:
6.38%, 05/01/26		93	100,923
5.25%, 08/15/27(a)		50	52,125
4.75%, 01/15/28(a)		26	26,501
Immucor, Inc., 11.13%, 02/15/22(a)		32	31,680
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		151	138,165
Infor US, Inc., 6.50%, 05/15/22		1,173	1,181,798
Informatica LLC, 7.13%, 07/15/23(a)		37,615	37,991,150
Installed Building Products, Inc., 5.75%, 02/01/28(a)		36	38,250
IQVIA, Inc.:
3.25%, 03/15/25	EUR	100	112,569
5.00%, 10/15/26(a)	USD	200	209,250
5.00%, 05/15/27(a)		206	217,338
IRB Holding Corp., 6.75%, 02/15/26(a)		41	42,679
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	858	1,154,060
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	276	309,814
4.88%, 09/15/27(a)	USD	88	90,640
4.88%, 09/15/29(a)		100	102,010
iStar, Inc., 5.25%, 09/15/22		40	40,825
Itron, Inc., 5.00%, 01/15/26(a)		10	10,400
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		566	581,565
JBS USA LUX SA(a):
5.88%, 07/15/24		244	250,583
5.75%, 06/15/25		276	285,798
6.75%, 02/15/28		135	149,580
6.50%, 04/15/29		218	244,160
5.50%, 01/15/30		140	151,200
JELD-WEN, Inc., 4.63%, 12/15/25(a)		41	41,820
JPMorgan Chase & Co., Series HH, (SOFR + 3.13%), 4.60%(b)(g)		3,045	3,103,464

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	USD	62	$63,240
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		109	111,815
KFC Holding Co.(a):
5.25%, 06/01/26		26	27,235
4.75%, 06/01/27		116	122,201
Kraft Heinz Foods Co., 5.00%, 06/04/42(m)		10,000	11,110,553
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		172	183,180
L Brands, Inc.:
6.88%, 11/01/35		160	160,400
6.75%, 07/01/36		5	4,961
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)		199	213,732
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22		6	6,165
5.25%, 10/01/25		100	102,750
4.25%, 02/01/27		254	253,495
Lamar Media Corp., 4.00%, 02/15/30(a)		16	16,120
Laureate Education, Inc., 8.25%, 05/01/25(a)		20	21,425
Lennar Corp.:
4.75%, 11/15/22(d)		94	99,052
5.25%, 06/01/26		105	116,288
4.75%, 11/29/27		273	302,347
Level 3 Financing, Inc.:
5.38%, 08/15/22		63	63,252
5.13%, 05/01/23		335	336,575
5.25%, 03/15/26		30	31,203
4.63%, 09/15/27(a)		49	50,348
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		8	8,040
5.88%, 11/01/24		30	29,325
Live Nation Entertainment, Inc.(a):
4.88%, 11/01/24		13	13,437
4.75%, 10/15/27		52	53,497
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(a)		53	56,445
Marathon Oil Corp., 4.40%, 07/15/27		7,500	8,204,815
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		14	15,155
Masonite International Corp.(a):
5.75%, 09/15/26		7	7,420
5.38%, 02/01/28		47	49,482
Matador Resources Co., 5.88%, 09/15/26		127	124,308
Mattel, Inc.(a):
6.75%, 12/31/25		326	349,635
5.88%, 12/15/27		105	110,371
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		551	567,789
MDC Holdings, Inc., 6.00%, 01/15/43		40	44,525
MEDNAX, Inc.(a):
5.25%, 12/01/23		57	58,140
6.25%, 01/15/27		308	313,775
Meredith Corp., 6.88%, 02/01/26		38	39,106
Meritage Homes Corp., 5.13%, 06/06/27		72	77,400
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		468	510,490
4.50%, 09/01/26		372	387,012

Security		Par (000)	Value

United States (continued)
5.75%, 02/01/27	USD	9	$10,012
4.50%, 01/15/28		43	44,368
MGM Resorts International:
7.75%, 03/15/22		179	198,250
6.00%, 03/15/23		98	107,526
5.75%, 06/15/25		14	15,607
Midcontinent Communications, 5.38%, 08/15/27(a)		57	60,277
Mobile Mini, Inc., 5.88%, 07/01/24		172	178,880
Molina Healthcare, Inc.:
5.38%, 11/15/22(d)		68	72,002
4.88%, 06/15/25(a)		42	42,840
Moog, Inc., 4.25%, 12/15/27(a)		111	113,792
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		278	269,276
MPLX LP, Series B, (LIBOR USD 3 Month + 4.65%), 6.87%(b)(g)		141	142,057
MPT Operating Partnership LP:
5.00%, 10/15/27		418	439,402
4.63%, 08/01/29		172	179,740
MSCI, Inc.(a):
5.25%, 11/15/24		13	13,390
4.75%, 08/01/26		36	37,710
4.00%, 11/15/29		24	24,510
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		68	71,230
Murphy Oil Corp.:
5.75%, 08/15/25		33	33,970
5.88%, 12/01/27		53	54,325
5.87%, 12/01/42(d)		36	33,660
Murphy Oil USA, Inc., 4.75%, 09/15/29		78	81,510
Nabors Industries Ltd.(a):
7.25%, 01/15/26		61	60,930
7.50%, 01/15/28		55	54,450
Nabors Industries, Inc.:
4.63%, 09/15/21		9	9,000
5.10%, 09/15/23		13	11,863
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		172	181,890
9.13%, 07/15/26		101	112,155
6.00%, 01/15/27		119	121,103
Navient Corp.:
5.00%, 10/26/20		2	2,028
6.13%, 03/25/24		107	113,989
6.75%, 06/15/26		15	16,275
5.00%, 03/15/27		86	85,785
Navistar International Corp., 6.63%, 11/01/25(a)		185	193,479
NCR Corp.(a):
5.75%, 09/01/27		69	73,499
6.13%, 09/01/29		102	111,297
Netflix, Inc.:
4.88%, 04/15/28		67	71,690
5.88%, 11/15/28		199	224,104
3.88%, 11/15/29	EUR	4,749	5,551,743
5.38%, 11/15/29(a)	USD	254	276,464
3.63%, 06/15/30	EUR	2,852	3,281,212
4.88%, 06/15/30(a)	USD	153	159,598
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		25	26,125
Newmark Group, Inc., 6.13%, 11/15/23		34	37,288
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		159	165,792
4.25%, 09/15/24		43	44,774

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
4.50%, 09/15/27	USD	103	$107,414
NFP Corp., 8.00%, 07/15/25(a)		57	59,120
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		78	103,437
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		37	37,652
Noble Holding International Ltd.:
7.75%, 01/15/24		5	2,575
7.88%, 02/01/26(a)		51	36,465
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)		8,970	9,265,123
Novelis Corp.(a):
5.88%, 09/30/26		332	351,920
4.75%, 01/30/30		275	276,210
NRG Energy, Inc.:
3.75%, 06/15/24(a)		49	51,213
6.63%, 01/15/27		307	330,025
5.75%, 01/15/28		10	10,763
4.45%, 06/15/29(a)		171	185,562
5.25%, 06/15/29(a)		139	149,793
Nuance Communications, Inc., 5.63%, 12/15/26		148	157,435
NuStar Logistics LP, 6.00%, 06/01/26		61	64,184
NVA Holdings, Inc., 6.88%, 04/01/26(a)		49	52,920
Oasis Petroleum, Inc.:
6.88%, 03/15/22		17	16,320
6.88%, 01/15/23		32	30,270
OI European Group BV, 2.88%, 02/15/25	EUR	343	389,914
Ortho-Clinical Diagnostics, Inc.(a):
6.63%, 05/15/22	USD	174	173,347
7.25%, 02/01/28		398	405,017
Outfront Media Capital LLC, 5.00%, 08/15/27(a)		176	184,342
Owl Rock Capital Corp.:
5.25%, 04/15/24		30	32,261
4.00%, 03/30/25		40	41,285
3.75%, 07/22/25		180	181,497
Pacific Drilling SA, 8.38%, 10/01/23(a)		212	178,080
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	701	800,767
6.25%, 05/15/26(a)	USD	616	660,723
8.50%, 05/15/27(a)		614	660,050
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)		365	371,387
Parsley Energy LLC(a):
6.25%, 06/01/24		14	14,490
5.38%, 01/15/25		158	162,561
5.63%, 10/15/27		41	43,153
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		119	122,272
PBF Holding Co. LLC:
7.25%, 06/15/25		40	42,483
6.00%, 02/15/28(a)		36	36,814
PDC Energy, Inc.:
1.13%, 09/15/21(i)		38	35,920
6.13%, 09/15/24		21	21,053
5.75%, 05/15/26		65	62,741
Penske Automotive Group, Inc., 5.50%, 05/15/26		207	214,255
Performance Food Group, Inc., 5.50%, 10/15/27(a)		78	82,095
PetSmart, Inc.(a):
7.13%, 03/15/23		48	47,820
5.88%, 06/01/25		419	429,936

Security	Par (000)		Value
United States (continued)
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(a)(h)	USD	144	$134,059
Post Holdings, Inc.(a):
5.50%, 03/01/25		100	103,583
5.00%, 08/15/26		2	2,065
5.75%, 03/01/27		6	6,330
5.63%, 01/15/28		136	143,820
5.50%, 12/15/29		85	89,985
PQ Corp.(a):
6.75%, 11/15/22		187	191,675
5.75%, 12/15/25		237	247,665
Presidio Holdings, Inc.(a):
4.88%, 02/01/27		224	223,966
8.25%, 02/01/28		2,200	2,260,500
Prime Security Services Borrower LLC(a):
5.25%, 04/15/24		118	123,015
5.75%, 04/15/26		31	32,705
6.25%, 01/15/28		145	143,224
PTC, Inc.:
6.00%, 05/15/24		25	25,952
3.63%, 02/15/25(a)		56	56,490
4.00%, 02/15/28(a)		63	63,630
PulteGroup, Inc., 6.38%, 05/15/33		145	175,450
QEP Resources, Inc.:
6.88%, 03/01/21		42	42,997
5.38%, 10/01/22		132	132,330
5.25%, 05/01/23		37	35,520
5.63%, 03/01/26		77	68,719
Qorvo, Inc.:
5.50%, 07/15/26		7,546	7,979,895
4.38%, 10/15/29(a)		3,074	3,212,330
Qualitytech LP, 4.75%, 11/15/25(a)		195	201,581
QVC, Inc.:
5.13%, 07/02/22		11	11,667
4.75%, 02/15/27		80	80,738
Qwest Corp., 6.75%, 12/01/21		2	2,144
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		29	28,710
Radiate Holdco LLC(a):
6.88%, 02/15/23		41	42,076
6.63%, 02/15/25		12	12,120
Radiology Partners, Inc., 9.25%, 02/01/28(a)		48	49,920
Range Resources Corp.:
5.88%, 07/01/22		8	7,600
5.00%, 08/15/22		58	54,822
5.00%, 03/15/23		70	60,201
RBS Global, Inc., 4.88%, 12/15/25(a)		112	114,503
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	388	466,350
6.25%, 05/15/26(a)	USD	17,447	18,865,441
8.25%, 11/15/26(a)		714	795,253
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		10	10,503
Reynolds Group Issuer, Inc.(a):
(LIBOR USD 3 Month + 3.50%), 5.33%, 07/15/21(b)		210	210,002
5.13%, 07/15/23		32	32,656
7.00%, 07/15/24		89	91,893
Rowan Cos., Inc., 4.88%, 06/01/22		217	160,580
RP Crown Parent LLC, 7.38%, 10/15/24(a)		256	264,320

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	USD	265	$275,600
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		219	222,833
5.25%, 11/15/23		3	3,071
SBA Communications Corp.:
4.00%, 10/01/22		194	197,395
4.88%, 09/01/24		554	572,698
3.88%, 02/15/27(a)		240	243,300
Scientific Games International, Inc.(a):
5.00%, 10/15/25		409	420,640
8.25%, 03/15/26		345	374,325
7.00%, 05/15/28		81	85,479
7.25%, 11/15/29		114	122,265
Sealed Air Corp., 5.25%, 04/01/23(a)		178	189,125
Sensata Technologies BV(a):
5.63%, 11/01/24		66	72,930
5.00%, 10/01/25		207	224,078
Sensata Technologies, Inc., 4.38%, 02/15/30(a)		45	45,610
Service Corp. International, 5.13%, 06/01/29		105	111,815
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		202	208,761
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26		34	35,275
4.00%, 03/01/28		149	147,371
Silgan Holdings, Inc., 4.13%, 02/01/28(a)		77	76,538
Simmons Foods, Inc., 7.75%, 01/15/24(a)		101	108,070
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		61	63,249
5.38%, 04/15/25		2	2,063
5.38%, 07/15/26		2	2,110
5.00%, 08/01/27		218	228,900
5.50%, 07/01/29		236	253,971
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		608	620,920
5.50%, 04/15/27		27	27,949
SM Energy Co.:
1.50%, 07/01/21(i)		4,148	3,966,147
6.13%, 11/15/22		3,118	3,086,820
5.00%, 01/15/24		3,057	2,789,512
5.63%, 06/01/25		2	1,810
6.75%, 09/15/26		19	17,253
6.63%, 01/15/27		16	14,480
Solera LLC, 10.50%, 03/01/24(a)		736	779,240
Sophia LP, 9.00%, 09/30/23(a)		93	95,557
Sotheby’s, 7.38%, 10/15/27(a)		200	203,730
Southwestern Energy Co., 4.10%, 03/15/22		78	76,830
Spectrum Brands, Inc.:
5.75%, 07/15/25		135	140,231
5.00%, 10/01/29(a)		31	32,214
Springleaf Finance Corp.:
6.88%, 03/15/25		88	99,220
7.13%, 03/15/26		155	177,839
6.63%, 01/15/28		129	145,125
5.38%, 11/15/29		47	48,876
Sprint Capital Corp.:
6.88%, 11/15/28		277	281,847
8.75%, 03/15/32		105	116,288
Sprint Communications, Inc., 7.00%, 08/15/20		3,250	3,307,525

Security	Par (000)		Value
United States (continued)
Sprint Corp.:
7.25%, 09/15/21	USD	7,270	$7,624,413
7.88%, 09/15/23		10,857	11,534,368
7.13%, 06/15/24		64	66,102
7.63%, 02/15/25		300	313,125
7.63%, 03/01/26		168	175,333
7.25%, 02/01/28(a)		4,700	4,653,000
SPX FLOW, Inc., 5.63%, 08/15/24(a)		136	141,440
SRC Energy, Inc., 6.25%, 12/01/25		3	3,023
SRS Distribution, Inc., 8.25%, 07/01/26(a)		162	168,480
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		513	542,651
SSL Robotics LLC, 9.75%, 12/31/23(a)		54	59,265
Standard Industries, Inc.:
5.50%, 02/15/23(a)		62	62,930
5.38%, 11/15/24(a)		129	132,547
6.00%, 10/15/25(a)		82	85,588
2.25%, 11/21/26	EUR	109	122,493
Staples, Inc.(a):
7.50%, 04/15/26	USD	18,066	18,506,811
10.75%, 04/15/27		19,224	19,537,351
Starwood Property Trust, Inc., 5.00%, 12/15/21		102	104,550
Station Casinos LLC, 4.50%, 02/15/28(a)		69	68,894
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		70	76,650
SUN Country Marine, Inc., Series 2019-1C, 7.00%, 12/15/23(f)		20,000	20,000,000
Sunoco LP:
4.88%, 01/15/23		65	66,706
5.50%, 02/15/26		10	10,287
6.00%, 04/15/27		45	47,474
5.88%, 03/15/28		47	50,001
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25		226	229,955
10.00%, 04/15/27		133	147,963
Talen Energy Supply LLC:
6.50%, 06/01/25		18	14,040
10.50%, 01/15/26(a)		18	15,966
Tallgrass Energy Partners LP(a):
4.75%, 10/01/23		8	8,010
5.50%, 09/15/24		103	104,032
5.50%, 01/15/28		67	67,000
Targa Resources Partners LP:
5.13%, 02/01/25		6	6,180
5.88%, 04/15/26		50	52,750
5.38%, 02/01/27		3	3,112
6.50%, 07/15/27		95	103,550
5.00%, 01/15/28		161	163,818
6.88%, 01/15/29		258	284,284
5.50%, 03/01/30(a)		105	108,292
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		93	103,463
Team Health Holdings, Inc., 6.38%, 02/01/25(a)		39	22,914
TEGNA, Inc., 4.63%, 03/15/28(a)		76	76,380
Teleflex, Inc.:
4.88%, 06/01/26		13	13,553
4.63%, 11/15/27		20	21,050
Tempo Acquisition LLC, 6.75%, 06/01/25(a)		309	319,815
Tempur Sealy International, Inc., 5.63%, 10/15/23		77	79,214

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	312	$340,872
4.63%, 07/15/24		173	177,325
4.63%, 09/01/24(a)		86	88,580
5.13%, 05/01/25		22	22,385
4.88%, 01/01/26(a)		428	443,782
6.25%, 02/01/27(a)		270	285,552
5.13%, 11/01/27(a)		265	278,913
Terex Corp., 5.63%, 02/01/25(a)		64	65,920
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		108	111,010
5.00%, 01/31/28		58	62,640
4.75%, 01/15/30		83	87,462
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		213	219,390
Tesla, Inc., 5.30%, 08/15/25(a)		110	111,102
TIBCO Software, Inc., 11.38%, 12/01/21(a)		251	259,471
T-Mobile USA, Inc.:
6.38%, 03/01/25		457	471,711
5.13%, 04/15/25		44	45,312
6.50%, 01/15/26		87	92,781
4.50%, 02/01/26		8	8,227
4.75%, 02/01/28		56	59,570
TPC Group, Inc., 10.50%, 08/01/24(a)		86	88,795
TransDigm UK Holdings plc, 6.88%, 05/15/26		361	384,465
TransDigm, Inc.:
6.50%, 07/15/24		3,180	3,279,375
6.25%, 03/15/26(a)		9,680	10,439,880
5.50%, 11/15/27(a)		144	144,886
Transocean, Inc.:
8.37%, 12/15/21(d)		7	7,245
9.00%, 07/15/23(a)		424	455,545
8.00%, 02/01/27(a)		102	94,942
TRI Pointe Group, Inc., 5.25%, 06/01/27		108	114,750
Triumph Group, Inc., 6.25%, 09/15/24(a)		22	22,692
Twitter, Inc., 3.88%, 12/15/27(a)		39	39,049
Uber Technologies, Inc.(a):
7.50%, 11/01/23		97	101,365
8.00%, 11/01/26		94	100,012
7.50%, 09/15/27		56	59,062
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22(o)		5,602	5,812,789
Series 2013-1, Class A, 4.30%, 08/15/25		4,330	4,720,932
Series 2018-1, Class B, 4.60%, 03/01/26		5,467	5,736,335
Series 2019-2, Class B, 3.50%, 05/01/28		5,090	5,236,346
United Rentals North America, Inc.:
5.50%, 07/15/25		38	39,319
4.63%, 10/15/25		29	29,634
5.88%, 09/15/26		248	263,810
6.50%, 12/15/26		2	2,173
5.50%, 05/15/27		4	4,249
3.88%, 11/15/27		22	22,220
5.25%, 01/15/30		2	2,147
UnitedHealth Group, Inc., 3.70%, 08/15/49		2,500	2,746,359
Univision Communications, Inc.(a):
5.13%, 05/15/23		12	12,000
5.13%, 02/15/25		144	143,640

Security	Par (000)		Value
United States (continued)
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	USD	2,023	$2,125,382
Series 2013-1, Class B, 5.38%, 11/15/21		5,027	5,254,123
USA Compression Partners LP:
6.88%, 04/01/26		223	231,920
6.88%, 09/01/27		145	151,148
Valaris plc, 4.70%, 03/15/21		56	48,160
Verscend Escrow Corp., 9.75%, 08/15/26(a)		630	685,125
Vertiv Group Corp.(a):
10.00%, 05/15/24		1,688	1,793,500
9.25%, 10/15/24		5,723	6,134,369
ViaSat, Inc., 5.63%, 04/15/27(a)		310	324,694
VICI Properties 1 LLC, 8.00%, 10/15/23		208	224,101
VICI Properties LP(a):
3.50%, 02/15/25		129	130,966
4.25%, 12/01/26		350	359,216
3.75%, 02/15/27		137	137,685
4.63%, 12/01/29		216	225,720
4.13%, 08/15/30		288	291,686
Viking Cruises Ltd., 5.88%, 09/15/27(a)		306	313,665
Viper Energy Partners LP, 5.38%, 11/01/27(a)		35	36,488
Vistra Operations Co. LLC(a):
3.55%, 07/15/24		65	66,862
4.30%, 07/15/29		144	148,169
Vizient, Inc., 6.25%, 05/15/27(a)		141	151,985
W.R. Grace & Co., 5.63%, 10/01/24(a)		131	144,408
Wabash National Corp., 5.50%, 10/01/25(a)		96	95,040
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		159	163,349
Western Digital Corp., 4.75%, 02/15/26		232	247,660
WEX, Inc., 4.75%, 02/01/23(a)		133	134,330
William Carter Co. (The), 5.63%, 03/15/27(a)		57	60,697
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		43	44,827
6.88%, 08/15/23		136	142,845
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	707	807,873
5.50%, 04/15/26(a)	USD	35	36,837
Wolverine Escrow LLC(a):
8.50%, 11/15/24		80	82,266
9.00%, 11/15/26		2,645	2,747,309
WPX Energy, Inc.:
8.25%, 08/01/23		51	58,841
5.75%, 06/01/26		23	24,092
5.25%, 10/15/27		43	44,935
4.50%, 01/15/30		130	130,809
Wyndham Destinations, Inc.(d):
5.40%, 04/01/24		5	5,338
5.75%, 04/01/27		18	19,642
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		70	73,238
Wynn Las Vegas LLC, 5.25%, 05/15/27(a)		143	148,363
Wynn Resorts Finance LLC, 5.13%, 10/01/29(a)		706	732,475
Xerox Corp.:
4.50%, 05/15/21		4,708	4,814,024
4.80%, 03/01/35		68	64,430
XPO Logistics, Inc., 6.75%, 08/15/24(a)		6	6,473

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Yum! Brands, Inc.:
4.75%, 01/15/30(a)	USD	118	$126,113
5.35%, 11/01/43		2	2,050
Zayo Group LLC:
6.00%, 04/01/23		2	2,043
6.38%, 05/15/25		187	191,114
5.75%, 01/15/27(a)		654	667,832

			736,064,033

Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		290	298,752
Vinpearl JSC, 3.50%, 06/14/23(i)		600	643,476

			942,228

Zambia — 0.1%
First Quantum Minerals Ltd., 7.25%, 04/01/23(a)		2,166	2,161,040

Total Corporate Bonds — 67.1% (Cost: $1,479,817,946)			1,467,135,225

Floating Rate Loan Interests — 20.0%(l)

Australia — 0.0%
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.58%, 10/19/24		188	188,091

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.34%, 05/27/24		197	178,153

Canada — 0.5%
1011778 BC ULC, Term Loan B4, 11/19/26(p)		367	366,233
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.67%, 06/02/25		4,450	4,465,295
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 05/31/25		103	103,020
Dynasty Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.95%, 04/06/26		291	292,113
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.65%, 11/30/23		441	443,926
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/30/25		142	141,638
Kestrel Bidco Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.68%, 12/11/26		427	429,374
Telesat Canada, Term Loan, 12/07/26(p)		2,000	2,007,000
Titan Acquisition Ltd., Term Loan, 03/28/25(p)		797	779,419
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.66%, 09/28/23(f)		671	666,725

			9,694,743

European Union — 0.1%
Verisure Holding AB, Term Loan B, 10/21/22(p)	EUR	2,000	2,221,871

Security		Par (000)	Value

France — 0.0%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.68%, 08/14/26	USD	262	$261,845
Altran Technologies SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.16%, 03/20/25		206	206,944

			468,789

Germany — 0.6%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24	EUR	5,000	5,520,629
Nidda Healthcare Holding AG, Term Loan: 08/21/24(p)		1,664	1,846,311
Nidda Healthcare Holding AG, Term Loan B2, 08/21/24(p)		336	372,432
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.25%, 10/14/24	USD	371	372,048
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24	EUR	3,000	3,148,316
Springer Nature Deutschland GmbH, Term Loan B15, (EURIBOR 1 Month + 3.25%), 3.75%, 08/14/24		2,409	2,681,280

			13,941,016

Luxembourg — 1.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.41%, 01/31/26	USD	313	309,281
Concrete Investment II SCA, Term Loan, (EURIBOR 6 Month + 2.00%), 2.00%, 10/30/20(f)	EUR	75	3,890
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.94%, 04/29/24	USD	98	93,930
Gol Luxco SA, Term Loan, 6.50%, 08/31/20(f)		19,925	19,925,000
Intelsat Jackson Holdings SA, Term Loan, 11/27/23(p)		50	49,781
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.78%, 03/28/25		127	122,645
JBS USA LLC, Term Loan B, (LIBOR USD 6 Month + 2.00%), 3.80%, 05/01/26		41	41,624
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.70%, 09/24/24		240	200,875
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.40%, 04/16/25		399	398,792
Summer BC Holdco, Term Loan, 07/25/25(p)	EUR	2,000	2,215,882
Sunshine Luxembourg VII SARL, Term Loan, (LIBOR USD 3 Month + 4.25%), 6.20%, 10/01/26	USD	306	307,105
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.95%, 05/29/26(f)		2,918	2,623,001

			26,291,806

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 0.9%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.95%, 01/31/24	USD	572	$572,475
Diamond (BC) BV, Term Loan, 09/06/24(p)		210	203,446
Nouryon Finance BV, Term Loan, 10/01/25(p)	EUR	3,600	4,001,803
Peer Holding III BV, Term Loan B:
(EURIBOR 3 Month + 3.25%), 3.25%, 03/07/25		4,500	4,990,725
(EURIBOR 6 Month + 0.00%), 0.00%, 01/18/27		2,500	2,785,185
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 04/29/24	USD	159	157,257
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.45%, 07/10/25		564	566,634
Ziggo BV, Term Loan, 01/31/29(p)	EUR	5,000	5,548,245

			18,825,770

Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25		2,000	2,211,446

Puerto Rico — 0.0%
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 11/27/24	USD	347	349,228
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 6.68%, 10/15/26		153	154,721

			503,949

Spain — 1.5%
Areas Worldwide Financiere, Term Loan, (EURIBOR 6 Month + 4.75%), 4.75%, 07/06/26	EUR	3,400	3,789,624
Dorna Sports SL, 1st Lien Term Loan, 2.75%, 05/03/24		2,000	2,215,727
Imagina Media Audiovisual SA, Term Loan, (EURIBOR 6 Month + 7.50%), 7.50%, 12/26/25		3,500	3,808,894
Masmovil Ibercom SA, Term Loan B, (EURIBOR 6 Month + 2.63%), 2.63%, 05/07/26		4,000	4,440,636
Piolin BidCo SAU, Term Loan, (EURIBOR 6 Month + 3.75%), 3.75%, 03/15/25		4,000	4,447,290
Promotora De Informaciones SA, 1st Lien Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 11/30/22		6,500	7,202,842
Promotora De Informaciones SA, Term Loan, 12/31/22(p)		5,500	6,036,215

			31,941,228

Sweden — 0.2%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 07/04/24		4,500	4,957,437

Switzerland — 0.2%
Matterhorn Telecom SA, Term Loan, 09/15/26(p)		4,475	4,987,814

Security		Par (000)	Value

United Kingdom — 0.6%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25	EUR	2,494	$2,741,986
Euro Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 5.96%, 02/07/25	USD	122	121,542
Froneri International plc, 2nd Lien Term Loan, 02/20/20(p)		454	460,810
Froneri International plc, Term Loan, 02/20/20(p)		2,166	2,171,415
Jackpotjoy plc, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 12/31/49	EUR	1,500	1,663,159
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.93%, 05/15/24	USD	190	189,731
Theramex SpA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 01/31/25	EUR	2,500	2,719,474
Triton Bidco, Term Loan B, 09/23/26(p)	USD	2,889	2,902,774

			12,970,891

United States — 14.1%
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.43%, 10/01/25		157	157,138
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 07/31/26(p)		3,116	3,109,332
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 3.66%, 05/31/22(f)		21	21,568
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 06/30/25		244	245,746
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.41%, 02/02/26(f)		104	104,596
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 08/30/24		156	154,558
Albertson’s LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.40%, 11/17/25		56	56,089
(LIBOR USD 1 Month + 2.75%), 4.40%, 08/17/26		2	1,624
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 04/04/24		629	628,147
Allegiant Travel Co., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.39%, 02/05/24		22,414	22,441,645
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.92%, 05/09/25		103	103,353
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/09/25		523	521,316
Allied Universal Holdco LLC Cov Lite, Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.90%, 07/10/26		75	75,071
Allied Universal Holdco LLC, Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.90%, 07/10/26		755	758,218
American Airlines, Inc., 1st Lien Term Loan, 01/29/27(p)		160	157,934

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 3.65%, 04/28/23	USD	99	$99,093
American Builders And Contractors Supply, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65%, 01/15/27		410	410,432
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.19%, 03/21/25		2,520	2,297,147
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40% - 4.48%, 01/25/24		258	259,839
Ancestry.com Operations Inc., Term Loan B:
10/19/23(p)		3,837	3,671,080
(LIBOR USD 1 Month + 4.25%), 5.90%, 08/22/26		105	99,461
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.25%), 5.20%, 09/19/24		501	501,994
(LIBOR USD 3 Month + 7.00%), 8.95%, 09/19/25		166	169,946
Aramark Services, Inc., Term loan, (LIBOR USD 6 Month + 1.75%), 3.47%, 01/15/27		131	131,164
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 07/12/24		362	363,143
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 08/14/26(f)(p)		2,236	2,247,012
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 10/22/24		259	258,665
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.65%, 11/03/23		332	332,235
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 11/03/24		543	543,428
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 4.65%, 08/04/22		169	169,219
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.40%, 02/05/26		2,982	2,989,949
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.40%, 12/06/25		256	258,654
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 11/21/24		208	208,707
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.41%, 01/15/25		268	268,474
Azalea TopCo, Inc., Term Loan, 07/24/26(p)		366	367,342
Ball Metalpack Finco LLC, Term Loan, 07/31/25(p)		3,742	3,302,330
BCPE Empire Holdings, Inc., Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.00%), 0.00% - 5.65%, 06/11/26		22	21,961
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.65%, 06/11/26		140	139,745

Security		Par (000)	Value

United States (continued)
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 01/02/25	USD	290	$290,443
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.27%, 10/30/26		274	274,858
Berry Global, Inc., Term Loan, 07/01/26(p)		114	114,007
Bleriot US Bidco Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.70%, 10/30/26		149	150,284
Boxer Parent Co., Inc., Term Loan B, 10/02/25(p)		424	416,817
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.81%, 09/15/23		147	147,810
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.06% - 6.12%, 06/21/24		394	393,241
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 11/07/23		551	552,784
BW Gas & Convenience Holdings LLC, Term Loan, (LIBOR USD 1 Month + 6.25%), 7.91%, 11/13/26(f)		162	162,315
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.08%, 04/03/24		451	447,032
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 12/23/24		735	733,970
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.03%, 12/31/21		220	152,424
Calpine Corp., Term Loan:
(LIBOR USD 3 Month + 2.25%), 4.20%, 04/05/26		285	285,378
(LIBOR USD 1 Month + 2.50%), 4.15%, 08/12/26		180	180,541
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 01/15/25		226	225,987
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 10/30/26		321	322,284
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 11/01/24(p)		2,017	1,991,118
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 01/16/26		225	226,566
Castle US Holding Corp., Term Loan, 02/20/20(p)		184	182,214
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 05/08/26		309	309,825
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.40%, 04/28/25		248	249,612
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 04/29/24		367	366,827
Cerence, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.78%, 10/01/24(f)		120	120,000

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 03/01/24	USD	505	$505,010
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/16/24		493	492,112
Charter NEX US, Inc., Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 05/16/24		99	98,474
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.40%, 04/03/25		127	122,220
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 8.00%), 9.93%, 06/24/24		5,008	5,026,780
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 06/07/23		361	362,007
Chobani LLC, Term Loan, 10/10/23(p)		545	543,892
Ciena Corp., Term Loan:
(LIBOR USD 6 Month + 1.75%), 3.41%, 09/26/25		1,831	1,838,294
Clark Equipment Co., Term Loan, (LIBOR USD 3 Month + 1.75%), 3.70%, 05/18/24		120	119,863
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 08/09/26(f)		213	213,999
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 08/21/26		934	936,284
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 11/28/22		106	91,866
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.51%, 08/01/24		738	736,018
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24		159	158,641
Creative Artists Agency LLC, Term Loan, 11/27/26(p)		519	521,377
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.93%, 07/17/25		226	225,871
Da Vinci Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.87%, 01/08/27		131	131,738
Dealer Tire, LLC, Term Loan, 12/12/25(p)		308	308,385
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 02/13/25		2,091	2,093,226
Dell International LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 09/19/25		526	528,200
Diamond (BC) BV, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 09/06/24	EUR	14	15,633
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.91%, 08/24/26	USD	260	259,941
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.51% - 6.53%, 09/29/23		222	208,242

Security		Par (000)	Value

United States (continued)
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.40%, 08/21/25	USD	487	$488,902
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.66%, 02/06/26		18,687	18,785,107
Dynasty Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.95%, 04/06/26		541	543,329
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 12/13/25		218	213,124
Electronics for Imaging, Inc., Term Loan, 07/23/26(p)		173	160,922
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.95%, 04/17/26		521	522,429
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.70%, 05/30/25		75	71,892
Ennis-Flint Road Infrastructure Investment, Term Loan, 06/13/23(p)		199	183,298
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 10/10/25		319	267,441
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 06/01/22		264	264,508
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 03/08/24		356	354,657
ESH Hospitality, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 09/18/26		102	102,796
Euro Garages Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.96% - 6.39%, 02/07/25		157	156,625
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/24		250	249,229
Explorer Holdings, Inc., Term Loan, 11/20/26(p)		385	388,611
Femur Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.45%, 03/05/26(f)		94	93,530
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 03/29/25		374	375,837
First Advantage Corp., Term Loan B, 01/22/27(p)		172	172,430
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.91%, 12/29/23		372	366,578
Forest City Enterprises LP, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 12/08/25		428	429,463
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(p)		110	107,172
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 08/13/25(f)		257	258,342
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 07/30/24		274	273,975

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 04/01/24	USD	525	$524,132
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.94%, 07/02/25(f)		20,922	20,974,514
Genuine Financial Holdings LLC, Term Loan, 07/11/25(p)		349	345,700
GEO Group Refinancing, Term Loan, 3.65%, 03/22/24(p)		148	139,157
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(p)		227	227,296
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 10/10/25		365	366,610
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 02/12/25(f)		201	199,534
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.03%, 02/07/24		207	207,431
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 12/01/23		312	312,071
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.92%, 04/12/24		216	215,709
Greenrock Finance, Inc., Term Loan, 06/28/24(f)(p)		127	127,136
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/16/24		162	162,724
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.70%, 11/03/23		63	50,131
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.40%, 10/17/23		432	434,185
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.33%, 05/23/25		129	127,221
H-Food Incremental, Term Loan, 05/23/25(p)		189	187,832
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.41%, 06/22/26		180	180,630
HUB International Ltd., Term Loan B, (LIBOR USD 6 Month + 2.75%), 4.52% - 4.55%, 04/25/25		494	492,957
Hub International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.90%, 04/25/25		240	241,651
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.94%, 06/29/26		107	107,371
IG Investments Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 05/23/25		668	670,005
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.78%, 05/01/26		240	240,212
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.95%, 06/15/21		915	915,340
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.70%, 02/01/22		1,107	1,108,167

Security		Par (000)	Value

United States (continued)
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 08/05/22	USD	30,449	$30,513,905
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26		130	117,650
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 11/07/24		349	350,303
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.91%, 02/05/25		461	462,091
Iridium Satellite LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 11/04/26		154	154,898
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 01/02/26		157	156,846
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 08/18/22		1,052	1,051,093
Jefferies Finance LLC, Term Loan, 06/03/26(p)		325	324,313
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.94%, 09/19/26		147	147,650
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 07/03/24		325	326,525
Knowlton Development Corp., Inc., Term Loan B, 12/22/25(p)		288	287,902
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.91%, 11/01/23		974	977,211
Learfield Communications LLC, Term Loan, 12/01/23(p)		4,132	3,759,700
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.40%, 03/01/27		207	206,671
Lineage Logistics LLC, Term Loan, 02/27/25(p)		204	204,320
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 03/24/25		298	296,038
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 09/06/25		180	164,636
Maverick Purchaser SUB LLC, Term Loan, 01/22/27(p)		74	74,092
McAfee LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.40%, 09/30/24		15,887	15,932,370
(LIBOR USD 1 Month + 8.50%), 10.16%, 09/29/25		37,564	37,833,351
McDermott International, Inc., Term Loan:
(LIBOR USD 6 Month + 10.00%), 11.83% - 12.00%, 10/21/21		73	78,906
(LIBOR USD 3 Month + 5.00%), 6.95%, 05/09/25		187	114,902
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 0.00% - 5.90%, 08/31/26 ..		9	9,070
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 5.90%, 07/31/26		170	170,321

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.45%, 03/01/26	USD	356	$355,897
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.57%, 03/21/25		397	397,576
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(p)		419	418,754
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65%, 05/29/25		128	128,420
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.70%, 08/18/21		2,665	2,619,786
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.91%, 08/15/26		98	98,462
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 11/29/24		385	380,725
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 05/15/24(f)		100	99,749
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 08/06/21		372	371,739
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.70%, 06/07/23		259	254,419
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 11/15/24		594	593,852
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 3 Month + 1.75%), 6.50%, 02/02/25		337	336,357
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.73%, 10/25/23		284	240,105
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), (0.00% Cash or 10.69% PIK), 12/07/20(h)		89	42,129
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.53%, 09/18/26		195	195,291
Nielsen Finance LLC, Term Loan, 10/04/23(p)	EUR	1,000	1,114,828
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 10/20/22(f)	USD	308	277,454
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 09/19/26		85	85,450
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.15%, 08/06/26		214	214,980
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 06/30/25(p)		1,455	1,437,881
Panther BF Aggregator 2 LP, Term Loan B:
04/30/26(p)	EUR	3,000	3,346,214
(LIBOR USD 1 Month + 3.50%), 5.16%, 04/30/26	USD	2,390	2,403,753

Security		Par (000)	Value

United States (continued)
PCI Gaming Authority, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 05/29/26	USD	181	$181,789
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.16%, 08/01/25		100	54,750
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 10/15/25		186	186,740
PetSmart, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 03/11/22(p)		7,377	7,354,002
Playtika Holding Corp., Term Loan B, (LIBOR USD 1 Month + 6.00%), 7.65%, 12/10/24		2,551	2,575,012
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.43%, 04/01/25		148	147,473
PowerSchool Group LLC, 1st Lien Term Loan, 07/31/25(p)		373	369,839
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.28%, 02/08/25		306	305,806
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 07/31/26		114	114,000
Presidio Holdings Inc., Term Loan B, 02/20/20(f)(p)		116	116,290
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.01%, 09/23/26		318	318,302
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.93% - 5.21%, 02/21/25 ..		2,519	2,505,944
Pug LLC, Term Loan, 02/20/20(f)(p)		730	728,277
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.90%, 11/03/23		70	67,357
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 02/01/24		274	274,378
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 02/08/25		70	68,698
Refinitiv US Holdings, Inc., Term Loan: 10/01/25(p)	EUR	5,500	6,140,460
(LIBOR USD 1 Month + 3.25%), 5.05%, 10/01/25	USD	880	888,001
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.41%, 12/07/24		387	385,261
Reynolds Consumer Products Inc, Term Loan, 02/20/20(p)		258	259,076
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/05/23		957	957,867
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 05/11/24		207	208,219
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 10/12/23		357	358,583
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 04/06/25		539	539,337
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 08/14/24		440	438,812

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 12/31/25	USD	608	$608,202
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.65%, 09/03/26		224	225,647
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.90%, 11/28/21.		227	227,036
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.16% - 5.17%, 11/08/23		286	185,703
(LIBOR USD 1 Month + 8.00%), 9.66%, 11/08/24		38	11,348
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.15% - 7.45%, 08/04/25(f)		347	343,629
SMG US Midco 2, Inc., Term Loan, 01/23/25(p)		376	377,261
SolarWinds, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/05/24		666	668,205
Solera LLC, Term Loan B, 03/03/23(p)	EUR	2,964	3,291,204
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.40%, 03/03/23	USD	518	518,377
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.20%, 09/30/22		815	816,665
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 11/20/26		1,873	1,878,478
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 01/15/27(p)		3,281	3,301,187
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.09%, 11/14/22		5,608	5,591,026
Spring Education Group, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.20%, 07/30/25		234	234,037
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 05/23/25		210	208,797
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 04/16/25		559	559,220
Staples, Inc., Term Loan, 04/11/23(p) .		953	936,595
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 07/26/26		80	80,299
Station Casinos LLC, Term Loan B:
02/20/20(f)(p)		219	219,000
(LIBOR USD 1 Month + 2.50%), 4.15%, 06/08/23		445	445,233
Summer BidCo LLC, Term Loan, 12/04/24(p)		3,000	3,000,000
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.65%, 04/23/26		245	246,396
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.90%, 05/29/26		96	96,400

Security		Par (000)	Value

United States (continued)
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/06/24	USD	233	$185,999
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 05/01/24		729	730,246
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 01/31/24		48	47,735
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.15%, 12/17/26		182	183,319
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.74%, 06/30/26		522	523,912
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 05/06/24		164	160,063
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 08/28/24		485	404,847
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 11/16/26		366	367,208
TransDigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.15%, 06/09/23		846	844,515
Transdigm, Inc., Term Loan G, 4.15%, 08/22/24		87	87,062
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.40%, 03/19/26		278	278,906
TWNK, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90% - 4.03%, 08/03/25		24	24,007
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 07/13/23		367	366,154
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 05/04/26		311	312,337
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.40%, 10/31/25		101	101,066
US Ecology Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 11/02/26		60	60,375
US Foods, Inc., Term Loan B:
(LIBOR USD 6 Month + 1.75%), 3.55%, 06/27/23		422	422,316
(LIBOR USD 1 Month + 2.00%), 3.80%, 08/14/26		338	339,228
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.95%, 05/16/24		626	623,308
USI, Inc., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.95%, 12/02/26		31	31,175
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 12/08/23		367	365,185
Verscend Holding Corp., Term Loan B, 08/27/25(p)		820	822,666
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 07/02/25		1,531	1,512,227
Vertiv Co., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.65%, 11/30/23.		770	768,585

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.41%, 12/20/24	USD	770	$770,019
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.40% - 3.42%, 12/31/25		419	420,737
Vizient, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.75%), 4.40%, 05/06/26		110	110,143
Wand Newco 3, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 02/05/26		408	408,884
Welbilt, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 10/11/25.		178	177,794
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 10/10/24		474	402,923
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.40%, 04/29/23		5,747	5,744,370
Western Digital Corp., Term Loan A1, (LIBOR USD 1 Month + 1.50%), 3.15%, 02/27/23		3,961	3,947,338
Wex, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 05/15/26		598	599,397
Whatabrands LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.98%, 08/02/26		351	351,759
Whatabrands LLC, Term Loan B, 08/02/26(p)		28	28,529
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 05/16/25(p)		354	352,595
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.20%, 12/19/23		528	527,531
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 12/02/24		293	291,710
WP CityMD Bidco LLC, Term Loan, 08/13/26(p)		388	389,261
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65%, 01/19/21		545	544,826
Ziggo Finance Partnership, Term Loan, 04/30/28(p)		217	216,729

			308,459,467

Total Floating Rate Loan Interests — 20.0% (Cost: $437,574,872)			437,842,471

Foreign Agency Obligations — 1.0%

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	600	659,192
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	400	379,300
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		258	257,107

			1,295,599

France — 0.5%
Electricite de France SA(b)(g):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	100	121,310

Security		Par (000)	Value

France (continued)
(EUR Swap Annual 12 Year + 3.04%), 5.00%	EUR	4,200	$5,397,639
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	3,400	5,045,300
(EUR Swap Annual 5 Year + 3.20%), 3.00%	EUR	200	231,791

			10,796,040

India — 0.1%
Oil India Ltd., 5.13%, 02/04/29	USD	640	728,000
Power Finance Corp. Ltd.:
3.75%, 12/06/27		1,100	1,113,750
4.50%, 06/18/29		697	730,543

			2,572,293

Italy — 0.3%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	5,150	5,719,204

Total Foreign Agency Obligations — 1.0% (Cost: $19,410,139)			20,383,136

Foreign Government Obligations — 0.2%

Indonesia — 0.0%
Pertamina Persero PT, 4.18%, 01/21/50	USD	750	754,912

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		1,400	1,329,230

Sri Lanka — 0.1%
Republic of Sri Lanka:
6.85%, 03/14/24		425	435,641
7.85%, 03/14/29		425	431,906
7.55%, 03/28/30		400	396,000

			1,263,547

United Arab Emirates — 0.0%
Emirate of Abu Dhabi United Arab Emirates, 3.13%, 09/30/49		925	925,578

Total Foreign Government Obligations — 0.2% (Cost: $4,302,630)			4,273,267

		Shares
Investment Companies — 0.8%
Invesco Senior Loan ETF		315,000	7,122,150
iShares iBoxx $ High Yield Corporate Bond ETF*		125,500	10,985,015

Total Investment Companies — 0.8% (Cost: $18,159,270)			18,107,165

		Par (000)
Non-Agency Mortgage-Backed Securities — 0.7%

Collateralized Mortgage Obligations — 0.2%

United Kingdom — 0.2%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 2.01%, 01/15/39(c)		4,321	4,152,613

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities — 0.5%

United States — 0.5%
BX Commercial Mortgage Trust, Series 2020-BXLP, Class F, 3.75%, 12/15/29(a)(c)	USD	11,663	$11,703,069

Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $15,570,815)			15,855,682

Preferred Securities — 0.4%

Capital Trusts — 0.3%

United Kingdom — 0.3%
Lloyds Banking Group plc(g)(l):
6.41%(a)		1,252	1,489,880
6.66%		701	855,220
6.66%(a)		2,694	3,286,680

			5,631,780

United States — 0.0%(g)(l)
Bank of America Corp.:
Series AA, 6.10%		100	112,101
Series X, 6.25%		100	111,375
Series DD, 6.30%		70	81,506
Series Z, 6.50%		34	38,420
Goldman Sachs Group, Inc. (The), Series P, 5.00%		53	53,876
JPMorgan Chase & Co., Series FF, 5.00%		390	407,940
Wells Fargo & Co., Series U, 5.87%		245	276,754

			1,081,972

Total Capital Trusts — 0.3% (Cost: $6,388,595)			6,713,752

	Shares

Preferred Stocks — 0.1%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(e)(f)		94	—

Spain — 0.1%
Banco Santander SA, Series 6, 4.00%(g)(l)		109,000	2,635,620

Total Preferred Stocks — 0.1% (Cost: $2,507,000)			2,635,620

Total Preferred Securities — 0.4% (Cost: $8,895,595)			9,349,372

	Par (000)

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds:(m)
3.00%, 02/15/49		2,200	2,679,187
2.88%, 05/15/49		12,800	15,247,000
2.25%, 08/15/49		9,120	9,600,938

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes, 2.38%, 05/15/29	USD	8,085	$8,690,428

Total U.S. Treasury Obligations — 1.7% (Cost: $34,443,878)			36,217,553

Total Long-Term Investments — 98.4% (Cost: $2,186,864,771)			2,151,205,171

Short-Term Securities — 19.2%

Borrowed Bond Agreements — 16.3%(q)
Barclays Bank plc, (0.70)%, 02/14/20 (Purchased on 01/31/20 to be repurchased at EUR 2,364,773, collateralized by Playtech plc, 4.25%, due at 03/07/26, par and fair value of EUR 2,250,000 and $2,578,957, respectively)	EUR	2,365	2,622,651
Barclays Bank plc, (5.70)%, Open (Purchased on 01/15/20 to be repurchased at EUR 2,390,471, collateralized by Garfunkelux Holdco 3 SA, 7.50%, due at 08/01/22, par and fair value of EUR 2,300,000 and $2,558,447, respectively)(r)		2,397	2,658,153
Barclays Bank plc, (3.60)%, Open (Purchased on 01/10/20 to be repurchased at EUR 2,311,587, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 2,200,000 and $2,494,710, respectively)(r)		2,316	2,569,079
Barclays Bank plc, (3.10)%, Open (Purchased on 01/10/20 to be repurchased at EUR 4,472,804, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 4,350,000 and $4,878,642, respectively)(r)		4,481	4,969,581
Barclays Bank plc, (2.95)%, Open (Purchased on 01/10/20 to be repurchased at GBP 103,217, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 100,000 and $134,192, respectively)(r)	GBP	103	136,579
Barclays Bank plc, (2.95)%, Open (Purchased on 01/10/20 to be repurchased at GBP 1,548,260, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 1,500,000 and $2,012,882, respectively)(r)		1,551	2,048,690
Barclays Bank plc, (2.95)%, Open (Purchased on 10/29/19 to be repurchased at GBP 750,200, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 753,000 and $1,010,467, respectively)(r)		758	1,000,710

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (2.95)%, Open (Purchased on 01/14/20 to be repurchased at GBP 1,184,011, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 1,147,000 and $1,539,184, respectively)(r)	GBP	1,186	$1,566,368
Barclays Bank plc, (2.25)%, Open (Purchased on 10/24/19 to be repurchased at EUR 1,084,059, collateralized by ProGroup AG, 3.00%, due at 03/31/26, par and fair value of EUR 1,100,000 and $1,206,840, respectively)(r)	EUR	1,090	1,209,097
Barclays Bank plc, (1.30)%, Open (Purchased on 01/10/20 to be repurchased at EUR 575,557, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 500,000 and $621,995, respectively)(r)		576	638,807
Barclays Bank plc, (1.20)%, Open (Purchased on 01/10/20 to be repurchased at EUR 3,021,344, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 2,800,000 and $3,336,936, respectively)(r)		3,023	3,353,177
Barclays Bank plc, (1.20)%, Open (Purchased on 01/10/20 to be repurchased at EUR 2,774,325, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,700,000 and $3,043,094, respectively)(r)		2,776	3,079,028
Barclays Bank plc, (1.15)%, Open (Purchased on 10/18/19 to be repurchased at EUR 2,487,877, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,500,000 and $2,726,733, respectively)(r)		2,497	2,769,187
Barclays Bank plc, (1.05)%, Open (Purchased on 01/10/20 to be repurchased at EUR 8,373,850, collateralized by Banco Bilbao Vizcaya Argentaria SA, 3.50%, due at 02/10/27, par and fair value of EUR 7,000,000 and $9,110,059, respectively)(r)		8,379	9,292,730
Barclays Bank plc, (1.05)%, Open (Purchased on 01/10/20 to be repurchased at EUR 263,832, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 255,000 and $288,463, respectively)(r)		264	292,782
Barclays Bank plc, (0.95)%, Open (Purchased on 01/30/20 to be repurchased at EUR 2,457,639, collateralized by International Game Technology plc, 3.50%, due at 06/15/26, par and fair value of EUR 2,325,000 and $2,713,915, respectively)(r)		2,458	2,725,724

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.95)%, Open (Purchased on 01/10/20 to be repurchased at EUR 605,083, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 500,000 and $662,380, respectively)(r)	EUR	605	$671,441
Barclays Bank plc, (0.95)%, Open (Purchased on 01/10/20 to be repurchased at EUR 3,601,666, collateralized by Merck KGaA, 1.62%, due at 06/25/79, par and fair value of EUR 3,500,000 and $3,978,717, respectively)(r)		3,604	3,996,650
Barclays Bank plc, (0.90)%, Open (Purchased on 10/08/19 to be repurchased at EUR 1,883,369, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 1,900,000 and $2,110,735, respectively)(r)		1,889	2,095,374
Barclays Bank plc, (0.90)%, Open (Purchased on 10/04/19 to be repurchased at EUR 1,890,011, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 1,900,000 and $2,110,734, respectively)(r)		1,896	2,102,939
Barclays Bank plc, (0.85)%, Open (Purchased on 11/26/19 to be repurchased at EUR 4,462,484, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 4,500,000 and $5,076,116, respectively)(r)		4,470	4,957,687
Barclays Bank plc, 1.05%, Open (Purchased on 08/28/19 to be repurchased at USD 3,153,037, collateralized by Royal Bank of Scotland Group plc, 8.00%, par and fair value of USD 2,900,000 and $3,383,952, respectively)(g)(r)	USD	3,132	3,132,000
Barclays Bank plc, 1.20%, Open (Purchased on 08/28/19 to be repurchased at USD 5,362,716, collateralized by Telenet Finance Luxembourg Notes SARL, 5.50%, due at 03/01/28, par and fair value of USD 5,200,000 and $5,512,000, respectively)(r)		5,324	5,323,500
Barclays Bank plc, 1.30%, Open (Purchased on 01/08/20 to be repurchased at USD 2,865,378, collateralized by Diamond Sports Group LLC, 5.38%, due at 08/15/26, par and fair value of USD 2,800,000 and $2,789,086, respectively)(r)		2,863	2,863,000
Barclays Bank plc, 1.30%, Open (Purchased on 11/04/19 to be repurchased at USD 3,200,137, collateralized by Amgen, Inc., 4.56%, due at 06/15/48, par and fair value of USD 2,750,000 and $3,290,844, respectively)(r)		3,190	3,190,000

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 1.30%, Open (Purchased on 08/28/19 to be repurchased at USD 7,606,119, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 6,940,000 and $8,010,868, respectively)(r)	USD	7,547	$7,547,250
BNP Paribas SA, (2.20)%, Open (Purchased on 01/07/20 to be repurchased at EUR 904,655, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 900,000 and $958,099, respectively)(r)	EUR	906	1,004,942
BNP Paribas SA, (0.90)%, Open (Purchased on 11/08/19 to be repurchased at EUR 2,876,908, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,800,000 and $3,167,447, respectively)(r)		2,883	3,197,816
BNP Paribas SA, (0.90)%, Open (Purchased on 11/08/19 to be repurchased at EUR 2,789,186, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $3,155,802, respectively)(r)		2,795	3,100,309
BNP Paribas SA, 1.28%, Open (Purchased on 01/31/20 to be repurchased at USD 19,592,278, collateralized by U.S. Treasury Notes, 1.75%, due at 12/31/24, par and fair value of USD 19,231,000 and $19,615,620, respectively)(r)	USD	19,592	19,591,581
BNP Paribas SA, 1.30%, Open (Purchased on 12/06/19 to be repurchased at USD 1,407,427, collateralized by Lions Gate Capital Holdings LLC, 5.88%, due at 11/01/24, par and fair value of USD 1,450,000 and $1,417,375, respectively)(r)		1,405	1,404,688
BNP Paribas SA, 1.35%, Open (Purchased on 08/19/19 to be repurchased at USD 4,674,301, collateralized by Virgin Media Secured Finance plc, 5.50%, due at 05/15/29, par and fair value of USD 4,500,000 and $4,736,250, respectively)(r)		4,635	4,635,000
BNP Paribas SA, 1.40%, Open (Purchased on 10/24/19 to be repurchased at USD 3,300,132, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 3,060,000 and $3,532,170, respectively)(r)		3,286	3,285,675
BNP Paribas SA, 1.50%, Open (Purchased on 01/02/20 to be repurchased at USD 2,210,863, collateralized by U.S. Treasury Bonds, 2.38%, due at 11/15/49, par and fair value of USD 2,200,000 and $2,378,922, respectively)(r)		2,208	2,208,250

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, 1.55%, Open (Purchased on 01/09/20 to be repurchased at USD 2,329,392, collateralized by U.S. Treasury Notes, 1.75%, due at 12/31/26, par and fair value of USD 2,330,000 and $2,378,602, respectively)(r)	USD	2,327	$2,327,088
BNP Paribas SA, 1.55%, Open (Purchased on 01/31/20 to be repurchased at USD 8,369,504, collateralized by U.S. Treasury Notes, 1.75%, due at 11/15/29, par and fair value of USD 8,195,000 and $8,365,622, respectively)(r)		8,369	8,369,144
BNP Paribas SA, 1.60%, Open (Purchased on 01/22/20 to be repurchased at USD 4,451,854, collateralized by U.S. Treasury Notes, 1.50%, due at 10/31/24, par and fair value of USD 4,450,000 and $4,484,940, respectively)(r)		4,450	4,450,000
BNP Paribas SA, 1.60%, Open (Purchased on 01/02/20 to be repurchased at USD 3,938,549, collateralized by U.S. Treasury Notes, 1.75%, due at 07/15/22, par and fair value of USD 3,890,000 and $3,929,964, respectively)(r)		3,934	3,933,763
BNP Paribas SA, 1.60%, Open (Purchased on 01/02/20 to be repurchased at USD 2,993,237, collateralized by U.S. Treasury Notes, 1.75%, due at 07/31/21, par and fair value of USD 2,960,000 and $2,974,684, respectively)(r)		2,990	2,989,600
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 11/21/19 to be repurchased at USD 10,034,546, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 9,520,000 and $9,686,600, respectively)(r)		10,008	10,007,900
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 08/21/19 to be repurchased at USD 6,129,410, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 5,839,000 and $6,053,807, respectively)(r)		6,080	6,079,859
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 01/23/20 to be repurchased at USD 9,087,100, collateralized by Continental Resources, Inc., 4.38%, due at 01/15/28, par and fair value of USD 8,500,000 and $8,994,667, respectively)(r)		9,084	9,084,375

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 0.00%, Open (Purchased on 01/31/20 to be repurchased at USD 266,500, collateralized by Intelsat Connect Finance SA, 9.50%, due at 02/15/23, par and fair value of USD 520,000 and $265,200, respectively)(r)	USD	267	$266,500
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/27/19 to be repurchased at USD 1,429,454, collateralized by Lions Gate Capital Holdings LLC, 6.38%, due at 02/01/24, par and fair value of USD 1,435,000 and $1,442,175, respectively)(r)		1,426	1,426,031
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 01/21/20 to be repurchased at USD 1,629,848, collateralized by Southwestern Energy Co., 7.50%, due at 04/01/26, par and fair value of USD 1,870,000 and $1,560,889, respectively)(r)		1,629	1,629,237
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/07/19 to be repurchased at USD 5,172,686, collateralized by Walgreens Boots Alliance, Inc., 4.80%, due at 11/18/44, par and fair value of USD 5,000,000 and $5,258,247, respectively)(r)		5,156	5,156,250
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/07/19 to be repurchased at USD 2,476,619, collateralized by Molson Coors Beverage Co., 4.20%, due at 07/15/46, par and fair value of USD 2,500,000 and $2,570,683, respectively)(r)		2,469	2,468,750
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/06/19 to be repurchased at USD 5,549,088, collateralized by AbbVie, Inc., 4.88%, due at 11/14/48, par and fair value of USD 5,000,000 and $5,964,014, respectively)(r)		5,531	5,531,250
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 10/31/19 to be repurchased at USD 5,700,850, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,932,563, respectively)(r)		5,681	5,681,250
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/06/19 to be repurchased at USD 5,781,084, collateralized by CVS Health Corp., 5.05%, due at 03/25/48, par and fair value of USD 5,000,000 and $6,060,712, respectively)(r)		5,763	5,762,500

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 01/28/20 to be repurchased at USD 1,944,556, collateralized by Hertz Corp. (The), 5.50%, due at 10/15/24, par and fair value of USD 1,890,000 and $1,917,556, respectively)(r)	USD	1,944	$1,944,338
Credit Suisse Securities USA LLC, 1.35%, Open (Purchased on 11/14/19 to be repurchased at USD 4,267,067, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 4,161,000 and $4,314,076, respectively)(r)		4,255	4,254,623
Goldman Sachs International, (1.70)%, Open (Purchased on 10/23/19 to be repurchased at EUR 2,181,847, collateralized by ProGroup AG, 3.00%, due at 03/31/26, par and fair value of EUR 2,200,000 and $2,413,681, respectively)(r)	EUR	2,193	2,432,517
Goldman Sachs International, (1.70)%, Open (Purchased on 01/07/20 to be repurchased at EUR 935,210, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 900,000 and $1,029,088, respectively)(r)		936	1,038,500
Goldman Sachs International, (1.45)%, Open (Purchased on 11/13/19 to be repurchased at EUR 1,243,851, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,200,000 and $1,396,738, respectively)(r)		1,248	1,384,441
Goldman Sachs International, (1.10)%, Open (Purchased on 10/24/19 to be repurchased at EUR 2,179,072, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,200,000 and $2,399,524, respectively)(r)		2,186	2,424,587
Goldman Sachs International, (0.90)%, Open (Purchased on 01/07/20 to be repurchased at EUR 269,696, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 259,000 and $292,989, respectively)(r)		270	299,305
J.P. Morgan Securities plc, (3.50)%, Open (Purchased on 11/06/19 to be repurchased at GBP 301,795, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 300,000 and $402,576, respectively)(r)	GBP	305	402,969

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (3.20)%, Open (Purchased on 11/06/19 to be repurchased at EUR 1,022,736, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 1,000,000 and $1,133,959, respectively)(r)	EUR	1,031	$1,143,964
J.P. Morgan Securities plc, (2.90)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,127,463, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,150,000 and $2,411,282, respectively)(r)		2,134	2,366,674
J.P. Morgan Securities plc, (2.75)%, Open (Purchased on 10/08/19 to be repurchased at EUR 284,924, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 300,000 and $319,366, respectively)(r)		288	319,104
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 10/03/19 to be repurchased at EUR 1,362,114, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,400,000 and $1,490,378, respectively)(r)		1,375	1,525,313
J.P. Morgan Securities plc, (1.90)%, Open (Purchased on 01/24/20 to be repurchased at EUR 105,452, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 100,000 and $113,397, respectively)(r)		105	116,986
J.P. Morgan Securities plc, (1.85)%, Open (Purchased on 11/07/19 to be repurchased at EUR 2,255,893, collateralized by eircom Finance DAC, 2.63%, due at 02/15/27, par and fair value of EUR 2,250,000 and $2,470,409, respectively)(r)		2,267	2,514,078
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,318,805, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,463,392, respectively)(r)		1,325	1,469,793
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,318,805, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,463,391, respectively)(r)		1,325	1,469,793

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.60)%, Open (Purchased on 01/24/20 to be repurchased at EUR 2,070,768, collateralized by Salini Impregilo SpA, 1.75%, due at 10/26/24, par and fair value of EUR 2,200,000 and $2,280,438, respectively)(r)	EUR	2,071	$2,297,151
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,619,856, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 1,550,000 and $1,772,317, respectively)(r)		1,626	1,803,703
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 01/23/20 to be repurchased at EUR 530,471, collateralized by Playtech plc, 4.25%, due at 03/07/26, par and fair value of EUR 500,000 and $573,102, respectively)(r)		531	588,479
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 01/22/20 to be repurchased at EUR 957,097, collateralized by Playtech plc, 4.25%, due at 03/07/26, par and fair value of EUR 900,000 and $1,031,583, respectively)(r)		957	1,061,757
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,648,833, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 2,300,000 and $2,861,175, respectively)(r)		2,657	2,946,275
J.P. Morgan Securities plc, (1.05)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,811,754, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $3,155,802, respectively)(r)		2,820	3,127,075
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 01/07/20 to be repurchased at EUR 2,528,017, collateralized by Piraeus Bank SA, 9.75%, due at 06/26/29, par and fair value of EUR 2,250,000 and $2,768,355, respectively)(r)		2,530	2,805,686
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 11/06/19 to be repurchased at EUR 3,627,915, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 3,000,000 and $3,974,281, respectively)(r)		3,637	4,033,692
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 11/06/19 to be repurchased at EUR 5,804,591, collateralized by Danske Bank A/S, 5.88%, par and fair value of EUR 5,400,000 and $6,482,952, respectively)(g)(r)		5,819	6,453,826

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 01/08/20 to be repurchased at EUR 977,766, collateralized by Avis Budget Finance plc, 4.75%, due at 01/30/26, par and fair value of EUR 900,000 and $1,049,749, respectively)(r)	EUR	978	$1,085,053
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,265,042, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,186,000 and $2,472,871, respectively)(r)		2,270	2,518,049
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/24/20 to be repurchased at EUR 3,710,114, collateralized by Banca Monte dei Paschi di Siena SpA, 5.37%, due at 01/18/28, par and fair value of EUR 4,000,000 and $4,109,030, respectively)(r)		3,711	4,115,241
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 01/07/20 to be repurchased at EUR 2,585,155, collateralized by National Bank of Greece SA, 8.25%, due at 07/18/29, par and fair value of EUR 2,250,000 and $2,900,859, respectively)(r)		2,587	2,868,793
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 12/02/19 to be repurchased at EUR 1,297,919, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 1,300,000 and $1,466,434, respectively)(r)		1,300	1,441,685
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 11/06/19 to be repurchased at EUR 3,315,614, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 3,300,000 and $3,719,338, respectively)(r)		3,323	3,685,481
J.P. Morgan Securities plc, (0.83)%, Open (Purchased on 11/06/19 to be repurchased at EUR 5,976,686, collateralized by Orange SA, 2.38%, par and fair value of EUR 5,600,000 and $6,537,747, respectively)(g)(r)		5,990	6,643,052
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 01/22/20 to be repurchased at EUR 869,014, collateralized by Adient Global Holdings Ltd., 3.50%, due at 08/15/24, par and fair value of EUR 900,000 and $958,818, respectively)(r)		869	963,958

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 10/11/19 to be repurchased at GBP 4,609,137, collateralized by Virgin Media Secured Finance plc, 4.25%, due at 01/15/30, par and fair value of GBP 4,600,000 and $6,205,201, respectively)(r)	GBP	4,623	$6,104,672
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 01/29/20 to be repurchased at EUR 94,526, collateralized by Adient Global Holdings Ltd., 3.50%, due at 08/15/24, par and fair value of EUR 100,000 and $106,535, respectively)(r)	EUR	95	104,838
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 12/13/19 to be repurchased at EUR 2,412,633, collateralized by Adient Global Holdings Ltd., 3.50%, due at 08/15/24, par and fair value of EUR 2,500,000 and $2,663,384, respectively)(r)		2,415	2,678,578
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 01/29/20 to be repurchased at EUR 2,242,804, collateralized by Altice Finco SA, 4.75%, due at 01/15/28, par and fair value of EUR 2,200,000 and $2,462,357, respectively)(r)		2,243	2,487,439
J.P. Morgan Securities plc, 0.45%, Open (Purchased on 01/16/20 to be repurchased at GBP 966,911, collateralized by AMC Entertainment Holdings, Inc., 6.38%, due at 11/15/24, par and fair value of GBP 1,000,000 and $1,251,728, respectively)(r)	GBP	967	1,276,554
J.P. Morgan Securities plc, 0.45%, Open (Purchased on 11/21/19 to be repurchased at GBP 3,088,834, collateralized by AMC Entertainment Holdings, Inc., 6.38%, due at 11/15/24, par and fair value of GBP 3,100,000 and $3,880,358, respectively)(r)		3,085	4,074,232
Merrill Lynch International, (1.45)%, Open (Purchased on 01/09/20 to be repurchased at EUR 1,627,099, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,500,000 and $1,745,922, respectively)(r)	EUR	1,629	1,806,310
Merrill Lynch International, (1.45)%, Open (Purchased on 11/12/19 to be repurchased at EUR 2,383,681, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,300,000 and $2,677,080, respectively)(r)		2,392	2,653,103

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (2.25)%, Open (Purchased on 12/05/19 to be repurchased at USD 2,818,910, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due at 03/01/28, par and fair value of USD 2,800,000 and $2,890,272, respectively)(r)	USD	2,825	$2,824,500
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 01/08/20 to be repurchased at USD 1,865,000, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 2,000,000 and $1,781,660, respectively)(r)		1,865	1,865,000
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 01/31/20 to be repurchased at USD 7,592,875, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 6,950,000 and $7,471,250, respectively)(r)		7,593	7,592,875
RBC Capital Markets, LLC, 0.25%, Open (Purchased on 01/28/20 to be repurchased at USD 426,534, collateralized by SM Energy Co., 6.63%, due at 01/15/27, par and fair value of USD 470,000 and $425,350, respectively)(r)		427	426,525
RBC Capital Markets, LLC, 1.00%, Open (Purchased on 11/06/19 to be repurchased at USD 3,192,609, collateralized by SM Energy Co., 6.75%, due at 09/15/26, par and fair value of USD 3,500,000 and $3,178,192, respectively)(r)		3,185	3,185,000
RBC Capital Markets, LLC, 1.30%, Open (Purchased on 12/09/19 to be repurchased at USD 2,368,524, collateralized by Beacon Roofing Supply, Inc., 4.88%, due at 11/01/25, par and fair value of USD 2,400,000 and $2,387,280, respectively)(r)		2,364	2,364,000
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 01/14/20 to be repurchased at USD 8,452,260, collateralized by AT&T, Inc., 4.50%, due at 03/09/48, par and fair value of USD 7,500,000 and $8,451,084, respectively)(r)		8,447	8,446,875
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 10/10/19 to be repurchased at USD 11,708,509, collateralized by Bristol-Myers Squibb Co., 4.25%, due at 10/26/49, par and fair value of USD 10,000,000 and $12,312,044, respectively)(r)		11,650	11,650,000

Security	Par (000)		Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 01/28/20 to be repurchased at USD 2,612,794, collateralized by Sprint Communications, Inc., 6.00%, due at 11/15/22, par and fair value of USD 2,500,000 and $2,581,250, respectively)(r)	USD	2,613	$2,612,500
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 10/01/19 to be repurchased at USD 5,786,049, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,932,563, respectively)(r)		5,750	5,750,000
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 01/28/20 to be repurchased at USD 1,471,641, collateralized by Terrier Media Buyer, Inc., 8.88%, due at 12/15/27, par and fair value of USD 1,420,000 and $1,462,600, respectively)(r)		1,471	1,471,475
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 11/15/19 to be repurchased at USD 999,854, collateralized by Netflix, Inc., 4.88%, due at 04/15/28, par and fair value of USD 975,000 and $1,043,250, respectively)(r)		997	996,937
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 12/20/19 to be repurchased at USD 3,750,430, collateralized by Uber Technologies, Inc., 7.50%, due at 09/15/27, par and fair value of USD 3,575,000 and $3,770,517, respectively)(r)		3,745	3,744,813
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 09/04/19 to be repurchased at USD 2,610,461, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 2,500,000 and $2,681,250, respectively)(r)		2,591	2,590,625
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 01/21/20 to be repurchased at USD 2,209,203, collateralized by Bombardier, Inc., 7.88%, due at 04/15/27, par and fair value of USD 2,340,000 and $2,217,033, respectively)(r)		2,208	2,208,375
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 10/01/19 to be repurchased at USD 5,465,301, collateralized by CVS Health Corp., 4.30%, due at 03/25/28, par and fair value of USD 5,000,000 and $5,540,434, respectively)(r)		5,431	5,431,250

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 11/05/19 to be repurchased at USD 6,410,847, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 6,000,000 and $6,450,000, respectively)(r)	USD	6,390	$6,390,000
RBC Europe Ltd., (2.00)%, Open (Purchased on 10/28/19 to be repurchased at EUR 1,991,924, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,950,000 and $2,195,087, respectively)(r)	EUR	2,004	2,222,012

Total Borrowed Bond Agreements — 16.3% (Cost: $356,329,117)			356,908,371

		shares

Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(s)*		62,507,202	62,507,202

Total Money Market Funds — 2.9% (Cost: $62,507,202)			62,507,202

Total Short-Term Securities — 19.2% (Cost: $418,836,319)			419,415,573

Total Options Purchased — 0.6% (Cost: $10,387,318)			12,552,766

Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short — 118.2% (Cost: $2,616,088,408)			2,583,173,510

Total Options Written — (0.3)% (Premiums Received — $3,822,207)			(5,248,278)

		Par (000)

Borrowed Bonds — (16.0)%

Corporate Bonds — (13.8)%

Austria — (0.2)%
Raiffeisen Bank International AG, 6.00%, 10/16/23		3,500	(4,636,661)

Belgium — (0.4)%

Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		2,800	(3,336,936)
5.50%, 03/01/28(a)	USD	5,200	(5,512,000)

			(8,848,936)

Canada — (0.1)%
Bombardier, Inc., 7.88%, 04/15/27(a)		2,340	(2,217,033)

Denmark — (0.3)%
Danske Bank A/S, (EUR Swap Annual 7 Year + 5.47%), 5.88%(b)(g)	EUR	5,400	(6,482,952)

Security		Par (000)	Value

France — (0.8)%
Elis SA, 1.63%, 04/03/28	EUR	3,800	$(4,221,469)
Faurecia SE, 2.63%, 06/15/25		2,450	(2,801,405)
Orange SA, (EUR Swap Annual 5 Year + 2.36%), 2.38%(b)(g)		5,600	(6,537,747)
Valeo SA, 3.25%, 01/22/24		2,800	(3,483,170)

			(17,043,791)

Germany — (0.4)%
Merck KGaA, (EURIBOR Swap Rate 5 Year + 1.95%), 1.62%, 06/25/79(b)		3,500	(3,978,717)
ProGroup AG, 3.00%, 03/31/26		3,300	(3,620,521)

			(7,599,238)

Greece — (0.3)%(b)
National Bank of Greece SA, (EUR Swap Annual 5 Year + 8.46%), 8.25%, 07/18/29		2,250	(2,900,859)
Piraeus Bank SA, (EUR Swap Annual 5 Year + 9.95%), 9.75%, 06/26/29		2,250	(2,768,355)

			(5,669,214)

Ireland — (0.3)%
eircom Finance DAC:
1.75%, 11/01/24		4,700	(5,126,257)
2.63%, 02/15/27		2,250	(2,470,409)

			(7,596,666)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 03/01/28	USD	2,800	(2,890,272)

Italy — (0.1)%
Salini Impregilo SpA, 1.75%, 10/26/24	EUR	2,200	(2,280,438)

Luxembourg — (1.3)%
Altice Finco SA, 4.75%, 01/15/28		2,200	(2,462,357)
ARD Finance SA, 5.00%, (5.00% Cash or 5.75% PIK), 06/30/27(h)		5,800	(6,542,550)
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22		2,300	(2,558,447)
INEOS Finance plc, 2.88%, 05/01/26		11,600	(13,074,036)
INEOS Group Holdings SA, 5.38%, 08/01/24		3,300	(3,742,066)

			(28,379,456)

Netherlands — (0.7)%
Lincoln Financing SARL, 3.63%, 04/01/24		5,500	(6,221,770)
Maxeda DIY Holding BV, 6.13%, 07/15/22		2,600	(2,767,843)
Starfruit Finco BV, 6.50%, 10/01/26		5,000	(5,819,740)

			(14,809,353)

Spain — (1.0)%
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 02/10/27		7,000	(9,110,059)
Gestamp Automocion SA, 3.25%, 04/30/26		6,500	(7,289,924)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		4,550	(5,121,870)

			(21,521,853)

United Kingdom — (1.0)%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	3,800	(5,099,300)
Playtech plc, 4.25%, 03/07/26	EUR	1,400	(1,604,685)
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 5.72%), 8.00%(b)(g)	USD	2,900	(3,383,952)

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Virgin Media Secured Finance plc:
4.25%, 01/15/30	GBP	4,600	$(6,205,201)
5.50%, 05/15/29(a)	USD	4,500	(4,736,250)

			(21,029,388)

United States — (6.8)%
AbbVie, Inc., 4.88%, 11/14/48		5,000	(5,964,014)
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	3,500	(3,728,737)
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	4,100	(5,132,086)
Amgen, Inc., 4.56%, 06/15/48	USD	2,750	(3,290,844)
AT&T, Inc., 4.50%, 03/09/48		7,500	(8,451,084)
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	900	(1,049,749)
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)	USD	2,400	(2,387,280)
Bristol-Myers Squibb Co., 4.25%, 10/26/49(a)		10,000	(12,312,044)
Continental Resources, Inc., 4.38%, 01/15/28		8,500	(8,994,667)
CVS Health Corp.:
4.30%, 03/25/28		5,000	(5,540,434)
5.05%, 03/25/48		5,000	(6,060,712)
Diamond Sports Group LLC, 5.38%, 08/15/26(a)		2,800	(2,789,086)
Hertz Corp. (The), 5.50%, 10/15/24(a)		1,890	(1,917,556)
International Game Technology plc, 3.50%, 06/15/26	EUR	2,325	(2,713,915)
Johnson & Johnson, 3.75%, 03/03/47	USD	10,000	(11,865,126)
Kraft Heinz Foods Co., 5.00%, 07/15/35		10,000	(11,543,038)
Lions Gate Capital Holdings LLC(a):
5.88%, 11/01/24		1,450	(1,417,375)
6.38%, 02/01/24		1,435	(1,442,175)
Mattel, Inc., 6.75%, 12/31/25(a)		2,500	(2,681,250)
Molson Coors Beverage Co., 4.20%, 07/15/46		2,500	(2,570,683)
Netflix, Inc., 4.88%, 04/15/28		975	(1,043,250)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		6,000	(6,450,000)
SM Energy Co.:
6.63%, 01/15/27		470	(425,350)
6.75%, 09/15/26		3,500	(3,178,192)
Southwestern Energy Co., 7.50%, 04/01/26		1,870	(1,560,889)
Sprint Capital Corp., 6.88%, 11/15/28		9,520	(9,686,600)
Sprint Communications, Inc., 6.00%, 11/15/22		2,500	(2,581,250)
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		1,420	(1,462,600)
Uber Technologies, Inc., 7.50%, 09/15/27(a)		3,575	(3,770,517)
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		10,000	(10,367,883)
4.80%, 11/18/44		5,000	(5,258,247)
Washington Prime Group LP, 6.45%, 08/15/24(d)		2,000	(1,781,660)

			(149,418,293)

Total Corporate Bonds — (13.8)% (Proceeds: $288,664,713)			(300,423,544)

Security		Par (000)	Value

Foreign Agency Obligations — (0.2)%

Italy — (0.2)%
Banca Monte dei Paschi di Siena SpA, (EUR Swap Annual 5 Year + 5.01%), 5.37%, 01/18/28(b)	EUR	4,000	$(4,109,030)

Total Foreign Agency Obligations — (0.2)% (Proceeds: $4,091,155)			(4,109,030)

U.S. Treasury Obligations — (2.0)%

United States — (2.0)%
U.S. Treasury Bonds, 2.38%, 11/15/49	USD	2,200	(2,378,922)
U.S. Treasury Notes:
1.50%, 10/31/24		4,450	(4,484,940)
1.75%, 07/15/22		3,890	(3,929,964)
1.75%, 07/31/21		2,960	(2,974,684)
1.75%, 11/15/29		8,195	(8,365,622)
1.75%, 12/31/26		2,330	(2,378,602)
1.75%, 12/31/24		19,231	(19,615,620)

			(44,128,354)

Total U.S. Treasury Obligations — (2.0)% (Proceeds: $42,947,889)			(44,128,354)

Total Borrowed Bonds — (16.0)% (Proceeds: $335,703,757)			(348,660,928)

Investments Sold Short — (0.2)%

Corporate Bonds — (0.2)%

Luxembourg — (0.0)%
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)		520	(265,200)

United Kingdom — (0.1)%
Playtech plc, 4.25%, 03/07/26	EUR	2,250	(2,578,957)

United States — (0.1)%
Hertz Corp. (The), 6.00%, 01/15/28(a)	USD	950	(958,313)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		950	(1,021,250)
Southwestern Energy Co., 7.50%, 04/01/26		450	(375,615)

			(2,355,178)

Total Corporate Bonds — (0.2)% (Proceeds: $5,181,461)			(5,199,335)

Total Investments Sold Short — (0.2)% (Proceeds: $5,181,461)			(5,199,335)

Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 101.7% (Cost: $2,271,380,983)			2,224,064,969

Liabilities in Excess of Other Assets — (1.7)%			(37,452,679)

Net Assets — 100.0%			$2,186,612,290

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Annualized 7-day yield as of period end.
*

During the six months ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	352,769,761	—	(290,262,559)	62,507,202	$62,507,202	$380,684	$30		$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	290,500	(165,000)	125,500	10,985,015	—	81,386		(32,630)
iShares iBoxx $ High Yield Corporate Bond ETF(c)	—	(200,000)	200,000	—	—	—	113,840		—

					$73,492,217	$380,684	$195,256		$(32,630)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.04%	12/24/19	Open	$10,462,500	$10,485,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.04	12/30/19	Open	15,112,500	15,140,760	Corporate Bonds	Open/Demand
BNP Paribas SA	1.65	01/23/20	Open	8,559,994	8,563,418	U.S. Treasury Obligations	Open/Demand
Barclays Bank plc	0.50	01/24/20	Open	4,068,750	4,069,033	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00	01/24/20	Open	6,119,019	6,119,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95	01/30/20	Open	4,887,500	4,888,029	Corporate Bonds	Open/Demand
BNP Paribas SA	1.63	01/31/20	Open	9,667,200	9,667,638	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	1.68	01/31/20	Open	2,700,500	2,700,626	U.S. Treasury Obligations	Open/Demand

				$61,577,963	$61,634,995

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	4	03/20/20	$161	$(4,537)
S&P 500 E-Mini Index	67	03/20/20	10,800	(170,636)
STOXX 600 Banks Index	10	03/20/20	75	(5,475)
STOXX Europe 600 Equity Index	359	03/20/20	8,140	(187,062)

				(367,710)

Short Contracts
Euro-Bobl	27	03/06/20	4,041	(26,921)
Euro-BTP	131	03/06/20	21,507	(764,519)
Euro-Bund	248	03/06/20	48,144	(945,264)
Euro-Schatz	4	03/06/20	497	(509)
U.S. Treasury 10 Year Note	381	03/20/20	50,161	(862,446)
U.S. Treasury 10 Year Ultra Note	88	03/20/20	12,818	(249,705)
U.S. Treasury Long Bond	60	03/20/20	9,812	(236,056)
Long Gilt	51	03/27/20	9,088	(219,639)
U.S. Treasury 2 Year Note	4	03/31/20	865	(2,537)
U.S. Treasury 5 Year Note	1	03/31/20	120	(1,213)

				(3,308,809)

				$(3,676,519)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	40,743,000	USD	44,955,113	Bank of America NA	02/05/20	$233,647
EUR	497,754,580	USD	547,594,746	Citibank NA	02/05/20	4,473,394
EUR	1,174,039	USD	1,295,000	UBS AG	02/05/20	7,147
GBP	13,102,708	USD	17,080,137	BNP Paribas SA	02/05/20	222,439
GBP	40,075,468	USD	52,146,602	Citibank NA	02/05/20	774,427
USD	8,267,154	EUR	7,350,000	Citibank NA	02/05/20	115,143
USD	44,975,118	EUR	40,400,000	Commonwealth Bank of Australia	02/05/20	166,785
USD	11,978,229	EUR	10,748,000	Morgan Stanley & Co. International plc	02/05/20	57,438
USD	6,213,773	EUR	5,600,000	State Street Bank and Trust Co.	02/05/20	2,717
USD	192,366	GBP	144,000	State Street Bank and Trust Co.	02/05/20	2,209
USD	249,788	EUR	223,938	Bank of America NA	03/13/20	853
USD	417,321	EUR	372,612	HSBC Bank plc	03/13/20	3,117

						6,059,316

EUR	6,000,000	USD	6,694,462	Canadian Imperial Bank of Commerce	02/05/20	(39,759)
EUR	1,316,973	USD	1,464,000	Commonwealth Bank of Australia	02/05/20	(3,323)
EUR	6,624,339	USD	7,360,000	JPMorgan Chase Bank NA	02/05/20	(12,832)
EUR	6,201,358	USD	6,907,904	Morgan Stanley & Co. International plc	02/05/20	(29,872)
USD	550,596,206	EUR	497,754,580	Citibank NA	02/05/20	(1,471,933)
USD	7,300,742	EUR	6,591,000	Morgan Stanley & Co. International plc	02/05/20	(9,449)
USD	51,762,677	GBP	40,075,468	Citibank NA	02/05/20	(1,158,353)
USD	2,567,633	GBP	1,956,000	Morgan Stanley & Co. International plc	02/05/20	(15,333)
USD	3,859,325	GBP	2,942,000	State Street Bank and Trust Co.	02/05/20	(25,687)
USD	10,407,016	GBP	8,070,000	Westpac Banking Corp.	02/05/20	(249,696)
GBP	8,680,000	USD	11,679,591	Natwest Markets plc	02/18/20	(213,507)
USD	3,008,498	EUR	2,710,000	BNP Paribas SA	03/04/20	(2,189)
USD	548,534,258	EUR	497,754,580	Citibank NA	03/04/20	(4,448,578)
USD	12,063,729	GBP	9,252,000	BNP Paribas SA	03/04/20	(162,660)
USD	47,192,452	GBP	36,246,123	Citibank NA	03/04/20	(706,295)
USD	2,378,704	GBP	1,820,000	Morgan Stanley & Co. International plc	03/04/20	(26,400)
USD	6,551	GBP	5,000	State Street Bank and Trust Co.	03/04/20	(56)

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	234,875	HKD	1,834,306	Bank of America NA	03/13/20	$(1,154)
USD	1,021,134	HKD	7,997,268	Citibank NA	03/13/20	(7,913)

						(8,584,989)

Net Unrealized Depreciation						$(2,525,673)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Micron Technology, Inc.	500	02/07/20	USD	60.00	USD	2,655	$3,250
Walt Disney Co. (The)	360	02/07/20	USD	150.00	USD	4,979	26,280
CBOE Volatility Index	750	02/19/20	USD	22.00	USD	1,413	80,625
Energy Select Sector SPDR Fund	750	02/21/20	USD	62.00	USD	4,008	1,872
EURO STOXX 50 Index	505	02/21/20	EUR	3,825.00	EUR	18,387	8,121
iShares China Large-Cap ETF	1,000	02/21/20	USD	46.00	USD	3,974	1,500
Kraft Heinz Co. (The)	833	02/21/20	USD	35.00	USD	2,432	7,081
Liberty Global plc	2,597	02/21/20	USD	22.50	USD	5,329	51,940
Micron Technology, Inc.	1,000	02/21/20	USD	65.00	USD	5,309	5,000
NXP Semiconductors NV	1,000	02/21/20	USD	150.00	USD	12,686	27,500
S&P 500 Index	62	02/21/20	USD	3,360.00	USD	19,998	15,190
S&P 500 Index	366	02/21/20	USD	3,350.00	USD	118,054	122,610
SPDR S&P Oil & Gas Exploration & Production ETF	1,000	02/21/20	USD	25.00	USD	1,916	1,500
ViacomCBS, Inc.	500	02/21/20	USD	42.50	USD	1,707	2,500
Xilinx, Inc.	500	02/21/20	USD	112.00	USD	4,224	33,250
VanEck Vectors Gold Miners ETF	1,000	02/28/20	USD	31.00	USD	2,899	21,000
Acadia Healthcare Co., Inc.	150	03/20/20	USD	35.00	USD	482	13,875
Acadia Healthcare Co., Inc.	250	03/20/20	USD	40.00	USD	803	5,000
Intel Corp.	500	03/20/20	USD	70.00	USD	3,197	23,000
Intel Corp.	1,150	03/20/20	USD	75.00	USD	7,352	11,500
Lions Gate Entertainment Corp.	875	03/20/20	USD	12.50	USD	869	15,313
Lions Gate Entertainment Corp.	1,000	03/20/20	USD	15.00	USD	993	10,000
NXP Semiconductors NV	500	03/20/20	USD	155.00	USD	6,343	14,750
S&P 500 Index	124	03/20/20	USD	3,375.00	USD	39,996	131,440
S&P 500 Index	124	03/20/20	USD	3,500.00	USD	39,996	10,540
Xilinx, Inc.	1,300	03/20/20	USD	125.00	USD	10,982	9,100
Altice Europe NV	12,596	06/19/20	EUR	7.00	EUR	7,326	349,240
Freeport-McMoRan, Inc.	1,250	06/19/20	USD	17.00	USD	1,388	8,750
Lions Gate Entertainment Corp.	150	06/19/20	USD	14.00	USD	149	4,875
Lions Gate Entertainment Corp.	200	06/19/20	USD	15.00	USD	199	4,000

							1,020,602

Put
Invesco QQQ Trust, Series 1	750	02/07/20	USD	213.00	USD	16,430	78,000
iShares Russell 2000 ETF	400	02/07/20	USD	158.50	USD	6,421	45,800
Invesco QQQ Trust, Series 1	500	02/14/20	USD	215.00	USD	10,954	108,250
iShares Russell 2000 ETF	500	02/14/20	USD	160.00	USD	8,027	108,000
iShares Russell 2000 ETF	500	02/14/20	USD	155.00	USD	8,027	46,000
SPDR S&P 500 ETF Trust	500	02/14/20	USD	315.00	USD	16,087	118,000
VanEck Vectors Semiconductor ETF	500	02/14/20	USD	138.00	USD	6,879	172,500
Alibaba Group Holding Ltd.	925	02/21/20	USD	200.00	USD	19,110	432,438
Caterpillar, Inc.	500	02/21/20	USD	135.00	USD	6,568	265,000
CommScope Holding Co., Inc.	750	02/21/20	USD	13.00	USD	914	91,875
EURO STOXX 50 Index	677	02/21/20	EUR	3,500.00	EUR	24,649	140,780
EURO STOXX 50 Index	677	02/21/20	EUR	3,725.00	EUR	24,649	775,229
Ford Motor Co.	850	02/21/20	USD	9.00	USD	750	33,575
Industrial Select Sector SPDR Fund	750	02/21/20	USD	82.00	USD	6,083	79,125
iShares 20+ Year Treasury Bond ETF	550	02/21/20	USD	132.00	USD	8,025	1,375
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	02/21/20	USD	86.00	USD	8,753	23,500
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	02/21/20	USD	82.00	USD	10,941	5,000

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares iBoxx $ High Yield Corporate Bond ETF	4,250	02/21/20	USD	87.00	USD	37,200	$187,000
iShares Russell 2000 ETF	500	02/21/20	USD	158.00	USD	8,027	93,750
iShares Russell 2000 ETF	500	02/21/20	USD	163.00	USD	8,027	190,500
Netflix, Inc.	150	02/21/20	USD	285.00	USD	5,176	7,650
S&P 500 Index	120	02/21/20	USD	3,300.00	USD	38,706	1,033,200
S&P 500 Index	128	02/21/20	USD	3,225.00	USD	41,287	632,960
S&P 500 Index	210	02/21/20	USD	3,100.00	USD	67,736	379,050
S&P 500 Index	210	02/21/20	USD	3,275.00	USD	67,736	1,499,400
S&P 500 Index	248	02/21/20	USD	3,050.00	USD	79,993	292,640
Sinclair Broadcast Group, Inc.	300	02/21/20	USD	29.00	USD	898	22,500
SPDR S&P 500 ETF Trust	250	02/21/20	USD	310.00	USD	8,043	47,750
SPDR S&P 500 ETF Trust	500	02/21/20	USD	316.00	USD	16,087	155,750
SPDR S&P Bank ETF	1,358	02/21/20	USD	46.00	USD	6,074	264,810
Sprint Corp.	1,500	02/21/20	USD	4.00	USD	656	55,500
VanEck Vectors Semiconductor ETF	500	02/21/20	USD	135.00	USD	6,879	139,750
iShares Russell 2000 ETF	500	02/28/20	USD	164.00	USD	8,027	234,250
Casino Guichard Perrachon SA	1,325	03/20/20	EUR	32.00	EUR	4,857	89,639
Caterpillar, Inc.	350	03/20/20	USD	110.00	USD	4,597	18,550
iShares iBoxx $ High Yield Corporate Bond ETF	3,950	03/20/20	USD	86.00	USD	34,574	207,375
S&P 500 Index	81	03/20/20	USD	3,250.00	USD	26,127	680,400
Sinclair Broadcast Group, Inc.	200	03/20/20	USD	30.00	USD	598	42,000
Telecom Italia SpA	10,930	03/20/20	EUR	0.46	EUR	5,321	152,736
Teva Pharmaceutical Industries Ltd.	500	03/20/20	USD	6.00	USD	520	1,500
Uber Technologies, Inc.	500	03/20/20	USD	22.00	USD	1,615	1,750
Sprint Corp.	800	05/15/20	USD	5.00	USD	350	104,800
Atlantia SpA	367	06/19/20	EUR	17.00	EUR	4,068	117,080
Teva Pharmaceutical Industries Ltd.	1,550	06/19/20	USD	5.00	USD	1,612	6,975
Invesco Senior Loan ETF	4,260	07/17/20	USD	22.00	USD	9,632	106,500
Tupperware Brands Corp.	100	07/17/20	USD	5.00	USD	63	7,750

							9,297,962

							$10,318,564

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GBP Currency	JPMorgan Chase Bank NA	—	02/17/20	USD	1.33	GBP	7,840	$24,063

Put
SoftBank Group Corp.	JPMorgan Chase Bank NA	959	02/21/20	JPY	4,600.00	JPY	433,852	146,537

								$170,600

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)(a)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Call
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.31.V2	Quarterly	Citibank NA	03/18/20	EUR	237.50	EUR	29,600	$109,032

Put
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR. MAIN.32. V1	Quarterly	Barclays Bank plc	03/18/20	EUR	50.00	EUR	191,140	248,093

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)(a)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V2	Quarterly	JPMorgan Chase Bank NA	04/15/20	USD	106.50	USD	10,000	$76,584
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V2	Quarterly	Goldman Sachs International	03/18/20	USD	107.00	USD	15,000	92,941
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V2	Quarterly	Goldman Sachs International	03/18/20	USD	107.00	USD	10,000	61,961
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V2	Quarterly	JPMorgan Chase Bank NA	03/18/20	USD	107.50	USD	10,000	76,838
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V2	Quarterly	Goldman Sachs International	02/19/20	USD	108.50	USD	10,000	76,923
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Citibank NA	02/19/20	EUR	225.00	EUR	76,500	539,388
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Citibank NA	02/19/20	EUR	225.00	EUR	38,250	269,694
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Barclays Bank plc	03/18/20	EUR	237.50	EUR	21,070	161,011
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Goldman Sachs International	03/18/20	EUR	237.50	EUR	45,950	351,137

											1,954,570

											$2,063,602

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Micron Technology, Inc.	500	02/07/20	USD	64.00	USD	2,655	$(2,000)
Walt Disney Co. (The)	360	02/07/20	USD	160.00	USD	4,979	(7,920)
iShares China Large-Cap ETF	1,000	02/21/20	USD	49.00	USD	3,974	(1,000)
Micron Technology, Inc.	1,000	02/21/20	USD	70.00	USD	5,309	(2,500)
Xilinx, Inc.	500	02/21/20	USD	120.00	USD	4,224	(4,500)
S&P 500 Index	124	03/20/20	USD	3,450.00	USD	39,996	(27,590)
S&P 500 Index	124	03/20/20	USD	3,425.00	USD	39,996	(46,500)
Altice Europe NV	12,596	06/19/20	EUR	9.00	EUR	7,326	(83,818)

							(175,828)

Put
Invesco QQQ Trust, Series 1	750	02/07/20	USD	203.00	USD	16,430	(15,375)
iShares Russell 2000 ETF	400	02/07/20	USD	153.50	USD	6,421	(13,200)
Invesco QQQ Trust, Series 1	500	02/14/20	USD	205.00	USD	10,954	(32,500)

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares Russell 2000 ETF	500	02/14/20	USD	150.00	USD	8,027	$(18,750)
iShares Russell 2000 ETF	500	02/14/20	USD	145.00	USD	8,027	(8,500)
SPDR S&P 500 ETF Trust	500	02/14/20	USD	305.00	USD	16,087	(45,500)
VanEck Vectors Semiconductor ETF	500	02/14/20	USD	130.00	USD	6,879	(58,000)
Caterpillar, Inc.	500	02/21/20	USD	125.00	USD	6,568	(60,000)
EURO STOXX 50 Index	677	02/21/20	EUR	3,625.00	EUR	24,649	(394,184)
EURO STOXX 50 Index	677	02/21/20	EUR	3,600.00	EUR	24,649	(303,333)
Industrial Select Sector SPDR Fund	750	02/21/20	USD	78.00	USD	6,083	(193,500)
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	02/21/20	USD	84.00	USD	10,941	(9,375)
iShares Russell 2000 ETF	500	02/21/20	USD	153.00	USD	8,027	(44,500)
iShares Russell 2000 ETF	500	02/21/20	USD	148.00	USD	8,027	(21,000)
Netflix, Inc.	150	02/21/20	USD	250.00	USD	5,176	(2,475)
S&P 500 Index	128	02/21/20	USD	3,125.00	USD	41,287	(285,440)
S&P 500 Index	148	02/21/20	USD	3,200.00	USD	47,738	(606,060)
S&P 500 Index	182	02/21/20	USD	3,000.00	USD	58,704	(142,870)
S&P 500 Index	210	02/21/20	USD	3,175.00	USD	67,736	(704,550)
S&P 500 Index	248	02/21/20	USD	3,150.00	USD	79,993	(677,040)
SPDR S&P 500 ETF Trust	250	02/21/20	USD	295.00	USD	8,043	(14,375)
SPDR S&P 500 ETF Trust	500	02/21/20	USD	306.00	USD	16,087	(68,500)
Sprint Corp.	1,500	02/21/20	USD	3.00	USD	656	(4,500)
VanEck Vectors Semiconductor ETF	500	02/21/20	USD	125.00	USD	6,879	(37,750)
iShares Russell 2000 ETF	500	02/28/20	USD	154.00	USD	8,027	(66,750)
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	03/20/20	USD	84.00	USD	10,941	(30,000)
S&P 500 Index	81	03/20/20	USD	3,150.00	USD	26,127	(415,935)

							(4,273,962)

							$(4,449,790)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SoftBank Group Corp.	JPMorgan Chase Bank NA	959	02/21/20	JPY	4,200.00	JPY	433,852	$(91,320)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating (a)	Exercise Price		Notional Amount (000) (b)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Call
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Citibank NA	03/18/20	NR	EUR	225.00	EUR	29,600	$(99,954)

Put
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. MAIN.32. V1	Quarterly	1.00%	Quarterly	Barclays Bank plc	03/18/20	NR	EUR	55.00	EUR	191,140	(146,140)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.33.V2	Quarterly	5.00%	Quarterly	Goldman Sachs International	02/19/20	NR	USD	107.00	USD	10,000	(22,770)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	03/18/20	NR	EUR	250.00	EUR	19,390	(103,945)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	03/18/20	NR	EUR	262.50	EUR	21,070	(79,791)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	03/18/20	NR	EUR	262.50	EUR	45,950	(174,010)

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund
	Rate/Reference	Frequency	Rate/Frequency	Frequency	Counterparty	Expiration Date	Credit Rating (a)	Exercise Price	Notional Amount (000) (b)	Value

Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Citibank NA	02/19/20	NR	EUR 275.00	EUR 38,250	$(26,853)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Citibank NA	02/19/20	NR	EUR 275.00	EUR 76,500	(53,705)

										(607,214)

										$(707,168)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V2	5.00%	Quarterly	12/20/24	USD 46,580	$(4,187,414)	$(3,925,824)	$(261,590)
ITRAXX.EUR.CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	EUR 20,619	(2,932,122)	(3,101,079)	168,957
ITRAXX.FINSUB.32.V1	1.00%	Quarterly	12/20/24	EUR 73,200	475,693	1,017,181	(541,488)

					$(6,643,843)	$(6,009,722)	$(634,121)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.09%	Semi-Annual	3 month LIBOR	Quarterly	11/16/21	USD 6,000	$(191,862)	$—	$(191,862)
1.57%	Semi-Annual	3 month LIBOR	Quarterly	10/01/22	USD 38,000	(348,933)	—	(348,933)
3.15%	Semi-Annual	3 month LIBOR	Quarterly	11/16/23	USD 48,000	(3,341,628)	—	(3,341,628)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/28/29	USD 6,355	(709,880)	(64,394)	(645,486)

						$(4,592,303)	$(64,394)	$(4,527,909)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	900	$56,037	$19,954	$36,083
Casino Guichard Perrachon SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	EUR	500	(11,309)	975	(12,284)
Atlantia SpA	1.00%	Quarterly	Bank of America NA	12/20/20	EUR	3,830	43,614	93,179	(49,565)
Eskom Holdings SOC Ltd	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	6,480	114,772	181,215	(66,443)
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(33,869)	48,972	(82,841)
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(33,869)	35,024	(68,893)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	EUR	2,220	(153,600)	(106,078)	(47,522)
Casino Guichard Perrachon SA	5.00%	Quarterly	Barclays Bank plc	06/20/21	EUR	2,700	(58,919)	56,988	(115,907)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	2,540	(118,135)	71,205	(189,340)
HP, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(65,389)	72,595	(137,984)
Casino Guichard Perrachon SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/21	EUR	3,950	(76,423)	(19,415)	(57,008)
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	2,000	220,373	87,213	133,160
Iceland Bondco plc	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	2,150	29,731	26,942	2,789

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Iceland Bondco plc	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	1,190	$16,456	$5,983	$10,473
Iceland Bondco plc	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	200	2,765	2,004	761
Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	12/20/21	USD	1,970	11,928	42,693	(30,765)
TUI AG	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	4,250	(305,961)	(226,203)	(79,758)
TUI AG	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	2,130	(153,341)	(119,631)	(33,710)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	7,510	(774,678)	(716,286)	(58,392)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/22	EUR	2,480	(251,933)	(61,257)	(190,676)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/22	EUR	4,280	(246,874)	(10,140)	(236,734)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	6,610	(395,405)	(96,482)	(298,923)
Iceland Bondco plc	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,530	83,303	71,521	11,782
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,620	(459,033)	(342,439)	(116,594)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,240	(436,187)	(368,831)	(67,356)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,115	(411,920)	(331,769)	(80,151)
Cable & Wireless International Finance BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,170	(422,555)	(358,130)	(64,425)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	5,140	(315,160)	343,026	(658,186)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	5,678	31,460	(25,782)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	5,678	29,546	(23,868)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,964	11,015	54,337	(43,322)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	5,678	32,224	(26,546)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	9,800	29,902	200,664	(170,762)
Devon Energy Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(7,309)	8,673	(15,982)
Devon Energy Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(7,309)	5,401	(12,710)
Devon Energy Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(7,309)	7,052	(14,361)
Devon Energy Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(7,309)	10,303	(17,612)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(18,359)	(4,470)	(13,889)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(18,359)	(5,372)	(12,987)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	542	(9,180)	(2,693)	(6,487)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	542	(9,180)	(2,689)	(6,491)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(18,359)	(5,837)	(12,522)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(7,366)	31,679	(39,045)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(7,366)	33,430	(40,796)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(7,366)	24,604	(31,970)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(7,366)	34,638	(42,004)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	(71,135)	55,107	(126,242)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	992	(47,424)	36,738	(84,162)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,480	(70,752)	71,719	(142,471)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	4,390	(209,866)	305,526	(515,392)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,330	(63,581)	96,609	(160,190)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,490	(119,035)	99,049	(218,084)
Ladbrokes Group Finance plc .	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	(6,603)	41,751	(48,354)
Republic of Italy	1.00%	Quarterly	Citibank NA	06/20/24	USD	2,450	(3,665)	93,458	(97,123)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	5,140	149,160	171,431	(22,271)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	6,225	(123,956)	163,827	(287,783)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,000	(39,825)	30,000	(69,825)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	1,000	(19,912)	29,470	(49,382)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,900	(37,834)	88,148	(125,982)
Sudzucker International Finance BV	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	3,700	(67,045)	66,809	(133,854)

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Sudzucker International Finance BV	1.00%	Quarterly	Citibank NA	06/20/24	EUR	3,750	$(67,951)	$67,430	$(135,381)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,450	(12,439)	40,759	(53,198)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,483	(12,609)	38,067	(50,676)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	120	(22,093)	(26,045)	3,952
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	520	(95,735)	(112,861)	17,126
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,024	(188,541)	(224,699)	36,158
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	39	(7,222)	(8,607)	1,385
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	5,000	(920,530)	(918,995)	(1,535)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	2,480	(456,583)	(443,507)	(13,076)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	220	(40,503)	(45,702)	5,199
UPC Holding BV	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	900	(165,695)	(195,983)	30,288
Altice Finco SA	5.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	1,300	(159,323)	(133,609)	(25,714)
Altice Finco SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,910	(234,082)	(249,963)	15,881
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	220	(26,962)	(29,393)	2,431
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	1,930	(236,533)	(257,855)	21,322
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	1,910	(234,082)	(260,165)	26,083
Altice Finco SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	800	(98,045)	(79,999)	(18,046)
Altice Finco SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	1,100	(134,812)	(165,278)	30,466
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	8,880	(1,376,156)	(1,219,924)	(156,232)
ArcelorMittal SA	5.00%	Quarterly	Citibank NA	12/20/24	EUR	9,940	(1,850,190)	(1,771,999)	(78,191)
Ardagh Packaging Finance plc.	5.00%	Quarterly	Citibank NA	12/20/24	EUR	3,950	(669,779)	(666,435)	(3,344)
Ardagh Packaging Finance plc.	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	9,590	(1,626,120)	(1,539,637)	(86,483)
Ardagh Packaging Finance plc.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,300	(220,434)	(190,931)	(29,503)
Ardagh Packaging Finance plc.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,400	(237,390)	(205,618)	(31,772)
AT&T, Inc	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	5,000	(80,362)	(76,696)	(3,666)
Auchan Holding SA	1.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	2,650	87,515	98,615	(11,100)
Auchan Holding SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	4,090	135,069	172,519	(37,450)
Avis Budget Car Rental LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	3,980	(551,296)	(443,857)	(107,439)
Avnet, Inc.	1.00%	Quarterly	Citibank NA	12/20/24	USD	4,300	(54,795)	9,824	(64,619)
BMW Finance NV	1.00%	Quarterly	Citibank NA	12/20/24	EUR	9,960	(292,892)	(251,747)	(41,145)
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,385	(35,952)	(33,225)	(2,727)
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,210	(63,475)	(83,961)	20,486
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,575	(38,824)	(51,354)	12,530
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	3,215	(48,473)	(62,614)	14,141
Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	800	15,999	23,979	(7,980)
Cardinal Health, Inc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,375	(30,000)	62,747	(92,747)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	3,000	(97,720)	(79,696)	(18,024)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	12,650	(412,055)	(317,899)	(94,156)
Caterpillar, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	2,150	(70,033)	(68,693)	(1,340)
CenturyLink, Inc.	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	850	34,324	56,185	(21,861)
CenturyLink, Inc.	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	2,125	85,810	136,210	(50,400)
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	4,330	174,850	344,862	(170,012)
Daimler AG	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	9,960	(209,515)	(182,060)	(27,455)
Deutsche Bank AG	1.00%	Quarterly	Citibank NA	12/20/24	EUR	6,940	407,024	880,427	(473,403)
Devon Energy Corp	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	2,250	(4,420)	11,211	(15,631)
Devon Energy Corp	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	2,250	(4,420)	22,350	(26,770)
Devon Energy Corp	1.00%	Quarterly	Citibank NA	12/20/24	USD	2,250	(4,420)	(14,478)	10,058
Devon Energy Corp	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	718	(1,411)	8,784	(10,195)
Devon Energy Corp	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	1,782	(3,500)	30,465	(33,965)
Devon Energy Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,200	(2,357)	2,194	(4,551)
DISH DBS Corp.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,125	(144,909)	(108,280)	(36,629)
DISH DBS Corp.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,200	(81,831)	(75,837)	(5,994)
DISH DBS Corp.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,125	(144,909)	(109,310)	(35,599)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	7,500	6,122	(5,204)	11,326
Fiat Chrysler Automobiles NV.	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,450	(977,871)	(858,170)	(119,701)
Ford Motor Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	6,900	(1,063,481)	(847,222)	(216,259)
Ford Motor Co.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	1,100	(169,540)	(125,464)	(44,076)
General Electric Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	7,825	(89,647)	144,348	(233,995)
Halliburton Co.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,500	(37,426)	—	(37,426)
Hapag-Lloyd AG	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	4,960	(479,932)	(330,858)	(149,074)
Hertz Corp. (The)	5.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,210	(98,789)	(105,829)	7,040

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hertz Corp. (The)	5.00%	Quarterly	Barclays Bank plc	12/20/24	USD	1,210	$(98,765)	$(96,483)	$(2,282)
Hertz Corp. (The)	5.00%	Quarterly	BNP Paribas SA	12/20/24	USD	4,415	(360,369)	(135,944)	(224,425)
INEOS Group Holdings SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	9,590	(1,485,063)	(1,511,917)	26,854
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	1,100	(138,699)	(125,587)	(13,112)
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,870	(487,969)	(441,838)	(46,131)
ITV plc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	6,070	(1,360,641)	(1,172,127)	(188,514)
Jaguar Land Rover Automotive plc.	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	1,980	(69,666)	8,879	(78,545)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	1,880	(66,147)	(41,394)	(24,753)
Ladbrokes Group Finance plc .	1.00%	Quarterly	Citibank NA	12/20/24	EUR	2,630	7,673	43,795	(36,122)
Lloyds Banking Group plc	1.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	3,271	(176)	117,135	(117,311)
Lloyds Banking Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	3,195	(173)	107,871	(108,044)
Matterhorn Telecom Holding SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,720	(348,959)	(344,434)	(4,525)
Matterhorn Telecom Holding SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,300	(263,749)	(255,978)	(7,771)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	2,950	(598,505)	(566,321)	(32,184)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	4,220	(856,167)	(834,306)	(21,861)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	3,440	(697,918)	(658,111)	(39,807)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	800	(162,307)	(151,605)	(10,702)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Merrill Lynch International & Co.	12/20/24	EUR	800	(162,307)	(160,662)	(1,645)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Merrill Lynch International & Co.	12/20/24	EUR	1,700	(344,902)	(340,542)	(4,360)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Citibank NA	12/20/24	EUR	1,200	(150,592)	(138,981)	(11,611)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,330	(417,892)	(303,324)	(114,568)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	2,510	(314,988)	(285,106)	(29,882)
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	900	(112,944)	(75,337)	(37,607)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	400	(50,197)	(47,606)	(2,591)
Next Group plc	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	10,240	(151,251)	106,049	(257,300)
Occidental Petroleum Corp	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	5,000	9,427	15,941	(6,514)
Orano SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	900	(205,285)	(189,091)	(16,194)
Orano SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	320	(72,991)	(68,920)	(4,071)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	800	(182,476)	(170,894)	(11,582)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	400	(91,237)	(81,337)	(9,900)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	400	(91,237)	(80,357)	(10,880)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	900	(205,285)	(194,629)	(10,656)
Peugeot SA	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,450	(1,005,179)	(936,519)	(68,660)
Republic of Italy	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	39,430	81,841	777,736	(695,895)
Royal Bank of Scotland Group plc	1.00%	Quarterly	Credit Suisse International	12/20/24	EUR	12,170	(275,608)	(32,368)	(243,240)
Royal Bank of Scotland Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	9,760	40,032	406,489	(366,457)
Simon Property Group LP	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	9,750	(260,739)	(194,648)	(66,091)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	9,730	(2,364,144)	(2,213,756)	(150,388)
Standard Chartered plc	1.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	5,740	(18,194)	(30,762)	12,568
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	USD	4,800	8,871	(66,100)	74,971
Staples, Inc.	5.00%	Quarterly	BNP Paribas SA	12/20/24	USD	500	924	7,642	(6,718)
Staples, Inc.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	500	924	13,220	(12,296)
Sunrise Communications AG	5.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	4,090	(1,006,864)	(887,217)	(119,647)
Sunrise Communications AG	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	5,290	(1,302,276)	(1,232,051)	(70,225)
Synlab Unsecured Bondco plc. .	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	2,560	(483,228)	(312,955)	(170,273)
TDC A/S	1.00%	Quarterly	Citibank NA	12/20/24	EUR	2,300	1,460	12,055	(10,595)
TDC A/S	1.00%	Quarterly	Citibank NA	12/20/24	EUR	3,780	2,400	23,755	(21,355)
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/24	EUR	800	508	6,289	(5,781)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/24	EUR	5,400	65,063	178,503	(113,440)
Teva Pharmaceutical Finance
Co. BV	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,300	246,885	328,212	(81,327)
UniCredit SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	2,620	108,176	127,446	(19,270)
UniCredit SpA	5.00%	Quarterly	Citibank NA	12/20/24	EUR	3,800	(674,013)	(600,325)	(73,688)
United Group BV	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	7,650	(1,165,636)	(1,119,655)	(45,981)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/24	USD	15,000	(129,373)	(48,443)	(80,930)
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	800	(156,420)	(154,683)	(1,737)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	9,500	(1,857,488)	(2,093,724)	236,236
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	800	(156,420)	(157,388)	968

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Valeo SA	1.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	5,290	$(8,230)	$16,907	$(25,137)
Valeo SA	1.00%	Quarterly	Citibank NA	12/20/24	EUR	4,450	(6,923)	15,276	(22,199)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,060	(625,216)	(605,382)	(19,834)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	1,360	(277,874)	(269,059)	(8,815)

							$(39,141,089)	$(27,707,929)	$(11,433,160)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	3,750	$40,397	$(18,559)	$58,956
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	900	(141,001)	(81,144)	(59,857)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,830	(286,698)	(188,423)	(98,275)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,830	(286,702)	(196,305)	(90,397)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,538	(240,992)	(108,644)	(132,348)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,731	(271,177)	(169,650)	(101,527)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,400	(219,334)	(143,392)	(75,942)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,383	(216,726)	(140,661)	(76,065)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,597	(250,176)	(140,989)	(109,187)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	1,582	(247,877)	(112,810)	(135,067)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,040	(162,864)	(95,372)	(67,492)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,733	(271,440)	(169,814)	(101,626)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,220	(191,135)	(116,107)	(75,028)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,400	80,359	(2,841)	83,200
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	115	6,601	(14,954)	21,555
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	2,260	129,723	(15,031)	144,754
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	1,000	201,886	172,011	29,875
Broadcom, Inc.	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	7,900	25,221	(530,731)	555,952
Broadcom, Inc.	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	23,695	75,646	(1,591,857)	1,667,503
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,795	(390,177)	(344,882)	(45,295)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,795	(390,177)	(365,182)	(24,995)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	56	(3,456)	(4,265)	809
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	64	(3,911)	(4,181)	270
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,000	47,694	(75,072)	122,766
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,579	75,333	(301,496)	376,829
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,150	102,544	(32,677)	135,221

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,890	$90,142	$(179,643)	$269,785
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	880	41,971	(162,107)	204,078
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,021	48,673	(198,777)	247,450
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,700	81,081	(213,432)	294,513
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,300	109,697	(187,268)	296,965
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,340	63,910	(108,504)	172,414
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Goldman Sachs International	06/20/24	B-	EUR	1,500	71,542	(73,715)	145,257
HCA, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	BB-	USD	4,900	930,861	720,038	210,823
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	BB-	USD	14,150	3,110,687	2,885,907	224,780
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	12/20/24	NR	EUR	40	4,678	4,576	102
American Axle & Manufacturing, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	USD	2,125	204,965	178,820	26,145
American Axle & Manufacturing, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	USD	2,125	204,965	188,771	16,194
Apache Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	BBB	USD	1,469	(19,659)	(51,810)	32,151
Apache Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	BBB	USD	2,500	(33,462)	(105,904)	72,442
Atlantia SpA	1.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	EUR	1,146	(51,202)	(86,623)	35,421
Atlantia SpA	5.00%	Quarterly	Citibank NA	12/20/24	BB-	EUR	1,150	189,754	155,909	33,845
Atlantia SpA	1.00%	Quarterly	Credit Suisse International	12/20/24	BB-	EUR	1,910	(85,336)	(152,424)	67,088
Casino Guichard Perrachon SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	B	EUR	850	(66,187)	(80,664)	14,477
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	B-	EUR	767	31,216	17,050	14,166
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	B-	EUR	383	15,608	8,887	6,721
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60	2,443	(786)	3,229
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	160	6,515	—	6,515
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	5,420	220,685	—	220,685
HCA, Inc.	5.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	5,000	1,020,563	926,228	94,335
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	5,800	1,183,853	1,092,725	91,128
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	2,950	602,132	508,120	94,012
International Business Machines Corp	1.00%	Quarterly	BNP Paribas SA	12/20/24	A	USD	2,266	74,133	61,417	12,716
International Business Machines Corp	1.00%	Quarterly	BNP Paribas SA	12/20/24	A	USD	2,297	75,171	64,439	10,732
International Business Machines Corp	1.00%	Quarterly	BNP Paribas SA	12/20/24	A	USD	2,719	88,960	78,869	10,091
International Business Machines Corp	1.00%	Quarterly	Goldman Sachs International	12/20/24	A	USD	2,719	88,960	85,535	3,425
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/24	B+	EUR	1,390	48,907	(24,562)	73,469
Loxam SAS	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	EUR	2,300	35,736	16,378	19,358
Novafives SAS	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	EUR	1,800	(233,215)	(156,486)	(76,729)
Novafives SAS	5.00%	Quarterly	Goldman Sachs International	12/20/24	B	EUR	900	(116,607)	(98,732)	(17,875)
Petroleos Mexicanos	1.00%	Quarterly	Barclays Bank plc	12/20/24	BBB+	USD	2,875	(158,403)	(174,011)	15,608
Petroleos Mexicanos	1.00%	Quarterly	BNP Paribas SA	12/20/24	BBB+	USD	5,000	(275,483)	(317,607)	42,124

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	BBB+	USD	5,000	$(275,483)	$(328,595)	$53,112
Petroleos Mexicanos	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	BBB+	USD	2,125	(117,081)	(128,837)	11,756
Picard Bondco SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	CCC+	EUR	900	(28,794)	(42,539)	13,745
Picard Bondco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	CCC+	EUR	870	(27,834)	(62,722)	34,888
Picard Bondco SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	CCC+	EUR	1,300	(41,590)	(61,685)	20,095
Picard Bondco SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	CCC+	EUR	400	(12,797)	(32,957)	20,160
Republic of Italy	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	BBB	USD	39,430	552,946	36,029	516,917
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	2,621	(133,122)	(357,172)	224,050
Virgin Media Finance plc.	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	12,400	2,748,125	2,317,748	430,377
Virgin Media Finance plc.	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	2,409	533,973	389,302	144,671
Virgin Media Finance plc.	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	5,000	1,108,115	1,118,986	(10,871)
Virgin Media Finance plc.	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	2,130	483,607	513,438	(29,831)
Virgin Media Finance plc.	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	1,150	261,103	266,780	(5,677)
Ziggo Bond Co. BV	5.00%	Quarterly	Citibank NA	12/20/26	B-	EUR	3,400	745,991	387,514	358,477
Ziggo Bond Co. BV	5.00%	Quarterly	Credit Suisse International	12/20/26	B-	EUR	2,120	465,148	471,653	(6,505)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	490	(18,521)	(44,298)	25,777
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	17,390	(657,314)	(1,572,127)	914,813
Virgin Media Finance plc .	5.00%	Quarterly	Credit Suisse International	06/20/29	B	EUR	4,950	1,305,006	1,147,430	157,576

								$11,711,293	$3,845,534	$7,865,759

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency
VanEck Vectors Semiconductor ETF	Quarterly	3 month LIBOR minus 0.65%	Quarterly	BNP Paribas SA	10/19/20	USD	5	$43,238	$—	$43,238
Teva Pharmaceutical Industries Ltd.	Quarterly	3 month LIBOR minus 0.25%	Quarterly	BNP Paribas SA	11/19/20	USD	25	(3,360)	—	(3,360)

								$39,878	$—	$39,878

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$1,705,298	$(460,674	)(b)	$1,275,510	3.3%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-76 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

EUR 1 Week

EUR 1 Month

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

USD 1 Month

(b)	Amount includes $(30,886) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of January 31, 2020, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Erste Group Bank AG	24,263	$890,874	69.8%

Brazil
Oi SA, ADR	517,212	553,417	43.4

France
BNP Paribas SA	39,182	2,079,292	163.0
Peugeot SA	23,125	476,150	37.3
Renault SA	11,607	453,988	35.6
SMCP SA	118,816	1,031,782	80.9

		4,041,212

Germany
Bayerische Motoren Werke AG	6,565	467,635	36.7
Tele Columbus AG	597,219	2,251,975	176.6
Volkswagen AG	2,783	509,578	39.9

		3,229,188

Italy
Telecom Italia SpA	9,954,758	5,233,898	410.3
UniCredit SpA	184,758	2,467,870	193.5

		7,701,768

Netherlands
ABN AMRO Bank NV, CVA	31,378	546,149	42.8
Altice NV	335,987	2,159,444	169.3

		2,705,593

Spain
CaixaBank SA	330,415	965,728	75.7
Telefonica SA	155,077	1,048,896	82.3

		2,014,624

	Shares	Value	% of Basket Value

United Kingdom
Arrow Global Group plc	1,137,400	$3,983,136	312.3%
Barclays plc	466,024	1,029,128	80.7
Royal Bank of Scotland Group plc	335,704	961,525	75.4
Vodafone Group plc	1,125,307	2,210,914	173.3

		8,184,703

United States
Bausch Health Cos., Inc.	38,354	1,052,050	82.5
Intelsat SA	57,001	194,374	15.2
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	4,814,150	377.4

		6,060,574

Total Reference Entity — Long		35,381,953

Reference Entity — Short

Israel
Teva Pharmaceutical Industries Ltd., ADR	(100,320)	(1,043,328)	(81.8)%

United States
Belden, Inc.	(17,000)	(837,590)	(65.7)
Caterpillar, Inc.	(10,000)	(1,313,500)	(103.0)
CommScope Holding Co., Inc.	(183,460)	(2,235,460)	(175.3)
Ford Motor Co.	(150,000)	(1,323,000)	(103.7)
Invesco QQQ Trust	(10,000)	(2,190,700)	(171.7)
iShares iBoxx $ High Yield Corporate Bond ETF	(115,000)	(10,065,950)	(789.1)
iShares Russell 2000 ETF	(20,000)	(3,210,600)	(251.7)
Netflix, Inc.	(8,500)	(2,933,265)	(230.0)
SPDR S&P 500 ETF Trust	(15,000)	(4,825,950)	(378.3)
VanEck Vectors Semiconductor ETF	(30,000)	(4,127,100)	(323.6)

		(33,063,115)

Total Reference Entity — Short		(34,106,443)

Net Value of Reference Entity — Bank of America NA		$1,275,510

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	1.75%

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps (a)	$1,017,181	$(7,091,297)	$168,957	$(5,330,987)	$—
OTC Swaps	21,291,878	(45,154,273)	10,062,103	(14,050,300)	—
Options Written	N/A	N/A	598,604	(2,024,675)	(5,248,278)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$6,059,316	$—	$—	$6,059,316
Options purchased
Investments at value — unaffiliated (a)	—	2,063,602	10,465,101	24,063	—	—	12,552,766
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps (b)	—	168,957	—	—	—	—	168,957
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	31,310,743	43,238	—	—	—	31,353,981

	$—	$33,543,302	$10,508,339	$6,083,379	$—	$—	$50,135,020

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts (b)	—	—	367,710	—	3,308,809	—	3,676,519
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,584,989	—	—	8,584,989
Options written
Options written at value	—	707,168	4,541,110	—	—	—	5,248,278
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps (b)	—	803,078	—	—	4,527,909	—	5,330,987
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	58,740,539	464,034	—	—	—	59,204,573

	$—	$60,250,785	$5,372,854	$8,584,989	$7,836,718	$—	$82,045,346

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,351,915)	$—	$(5,881,006)	$—	$(7,232,921)
Forward foreign currency exchange contracts	—	—	—	29,741,333	—	—	29,741,333
Options purchased (a)	—	(4,856,414)	(10,978,379)	—	(981,595)	—	(16,816,388)
Options written	—	1,582,286	5,294,502	—	—	—	6,876,788
Swaps	—	(8,618,000)	3,912,769	—	682,791	—	(4,022,440)

	$—	$(11,892,128)	$(3,123,023)	$29,741,333	$(6,179,810)	$—	$8,546,372

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	(6,740)	—	(1,449,562)	—	(1,456,302)
Forward foreign currency exchange contracts	—	—	—	(26,033,047)	—	—	(26,033,047)
Options purchased (b)	—	2,105,446	3,721,302	(88,504)	229,706	—	5,967,950
Options written	—	(843,506)	(1,518,551)	—	—	—	(2,362,057)
Swaps	—	5,812,376	(1,449,940)	—	(1,232,008)	—	3,130,428

	$—	$7,074,316	$746,071	$(26,121,551)	$(2,451,864)	$—	$(20,753,028)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,675,642
Average notional value of contracts — short	129,741,629
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,370,404,802
Average amounts sold — in USD	707,795,290
Options:
Average value of option contracts purchased	7,388,447
Average value of option contracts written	2,616,575
Average notional value of swaption contracts purchased	409,444,417
Average notional value of swaption contracts written	335,017,601
Credit default swaps:
Average notional value — buy protection	803,570,328
Average notional value — sell protection	285,499,789
Interest rate swaps:
Average notional value — pays fixed rate	117,240,000
Total return swaps:
Average notional value	20,641,889

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$673,315
Forward foreign currency exchange contracts	6,059,316	8,584,989
Options (a)	12,552,766	5,248,278
Swaps — Centrally cleared	—	1,410,747
Swaps — OTC (b)	31,353,981	59,204,573

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$49,966,063	$75,121,902
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,318,564)	(6,533,852)

Total derivative assets and liabilities subject to an MNA	$39,647,499	$68,588,050

(a)	Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)(c)
Bank of America NA	$357,636	$(357,636)	$—	$—	$—
Barclays Bank plc	4,899,320	(4,414,720)	—	—	484,600
BNP Paribas SA	2,880,799	(2,880,799)	—	—	—
Citibank NA	11,945,774	(11,945,774)	—	—	—
Commonwealth Bank of Australia	166,785	(3,323)	—	—	163,462
Credit Suisse International	10,802,403	(10,802,403)	—	—	—
Goldman Sachs International	4,047,033	(4,047,033)	—	—	—
HSBC Bank plc	3,117	—	—	—	3,117
JPMorgan Chase Bank NA	3,088,722	(3,088,722)	—	—	—
Morgan Stanley & Co. International plc	1,443,837	(1,443,837)	—	—	—
State Street Bank and Trust Co.	4,926	(4,926)	—	—	—
UBS AG	7,147	—	—	—	7,147

	$39,647,499	$(38,989,173)	$—	$—	$658,326

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities (c)(e)
Bank of America NA	$2,711,894	$(357,636)	$—	$(2,000,000)	$354,258
Barclays Bank plc	4,414,720	(4,414,720)	—	—	—
BNP Paribas SA	4,027,890	(2,880,799)	—	(1,147,091)	—
Canadian Imperial Bank of Commerce	39,759	—	—	—	39,759
Citibank NA	17,419,255	(11,945,774)	—	(2,160,000)	3,313,481
Commonwealth Bank of Australia	3,323	(3,323)	—	—	—
Credit Suisse International	17,770,424	(10,802,403)	—	(5,680,000)	1,288,021
Goldman Sachs International	9,243,415	(4,047,033)	—	(5,196,382)	—
JPMorgan Chase Bank NA	7,857,596	(3,088,722)	—	(4,768,874)	—
Merrill Lynch International & Co.	507,209	—	—	(507,209)	—
Morgan Stanley & Co. International plc	4,103,619	(1,443,837)	—	(2,659,782)	—
Natwest Markets plc	213,507	—	—	—	213,507
State Street Bank and Trust Co.	25,743	(4,926)	—	—	20,817
Westpac Banking Corp.	249,696	—	—	—	249,696

	$68,588,050	$(38,989,173)	$—	$(24,119,338)	$5,479,539

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities (a)	$—	$120,102,868	$—	$120,102,868
Common Stocks:
Italy	—	115,032	—	115,032

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Netherlands.	$3,805,800	$991,879	$—	$4,797,679
Spain	—	93,008	—	93,008
United Kingdom	71,804	—	244,646	316,450
United States	16,429,225	—	187,038	16,616,263
Corporate Bonds
Australia	—	2,524,354	—	2,524,354
Belgium	—	5,721,039	—	5,721,039
Brazil	—	10,858,400	—	10,858,400
Canada	—	47,851,221	—	47,851,221
Cayman Islands	—	617,538	—	617,538
Chile	—	211,250	—	211,250
China	—	63,908,058	—	63,908,058
Czech Republic	—	458,038	—	458,038
Finland	—	404,977	—	404,977
France	—	25,452,752	—	25,452,752
Germany	—	30,257,168	—	30,257,168
Guernsey	—	516,972	—	516,972
Hong Kong	—	7,199,392	—	7,199,392
India	—	6,165,708	—	6,165,708
Indonesia	—	1,274,857	—	1,274,857
Ireland	—	1,788,540	—	1,788,540
Israel	—	12,286,029	—	12,286,029
Italy	—	77,001,230	—	77,001,230
Japan	—	23,018,360	—	23,018,360
Jersey	—	687,841	—	687,841
Kuwait	—	256,328	—	256,328
Luxembourg	—	65,524,217	—	65,524,217
Malaysia	—	853,126	—	853,126
Mexico	—	463,306	—	463,306
Netherlands	—	35,259,164	—	35,259,164
Norway	—	153,049	—	153,049
Philippines	—	649,514	—	649,514
Portugal	—	9,582,552	—	9,582,552
Romania	—	222,724	—	222,724
Singapore	—	1,246,905	—	1,246,905
South Africa	—	336,146	—	336,146
South Korea	—	3,464,999	—	3,464,999
Spain	—	85,481,286	—	85,481,286
Sweden	—	1,268,904	—	1,268,904
Switzerland	—	20,517,107	—	20,517,107
Thailand	—	1,879,281	—	1,879,281
Turkey	—	10,621,635	—	10,621,635
United Arab Emirates	—	3,179,688	—	3,179,688
United Kingdom	—	168,804,269	—	168,804,269
United States	—	634,072,827	101,991,206	736,064,033
Vietnam	—	942,228	—	942,228
Zambia	—	2,161,040	—	2,161,040
Floating Rate Loan Interests:
Australia	—	188,091	—	188,091
Bermuda	—	178,153	—	178,153
Canada	—	9,028,018	666,725	9,694,743
European Union	—	2,221,871	—	2,221,871
France	—	468,789	—	468,789
Germany	—	13,941,016	—	13,941,016
Luxembourg	—	3,739,915	22,551,891	26,291,806
Netherlands	—	18,825,770	—	18,825,770
Norway	—	2,211,446	—	2,211,446
Puerto Rico	—	503,949	—	503,949
Spain	—	31,941,228	—	31,941,228
Sweden	—	4,957,437	—	4,957,437
Switzerland	—	4,987,814	—	4,987,814
United Kingdom	—	12,970,891	—	12,970,891
United States	—	282,152,522	26,306,945	308,459,467
Foreign Agency Obligations (a)	—	20,383,136	—	20,383,136
Foreign Government Obligations (a)	—	4,273,267	—	4,273,267
Investment Companies	18,107,165	—	—	18,107,165

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage-Backed Securities (a)	$—	$15,855,682	$—	$15,855,682
Preferred Securities:
Spain	2,635,620	—	—	2,635,620
United Kingdom	—	5,631,780	—	5,631,780
United States	—	1,081,972	—	1,081,972
U.S. Treasury Obligations	—	36,217,553	—	36,217,553
Short-Term Securities:
Borrowed Bond Agreements	—	356,908,371	—	356,908,371
Money Market Funds	62,507,202	—	—	62,507,202
Options Purchased:
Credit contracts	—	2,063,602	—	2,063,602
Equity contracts	10,318,564	146,537	—	10,465,101
Foreign currency exchange contracts	—	24,063	—	24,063
Unfunded Floating Rate Loan Interests (b)	—	86,244	—	86,244
Liabilities:
Borrowed Bonds (a)	—	(348,660,928)	—	(348,660,928)
Investment Sold Short (a)	—	(5,199,335)	—	(5,199,335)

	$113,875,380	$1,963,575,660	$151,948,451	$2,229,399,491

Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$10,187,822	$—	$10,187,822
Equity contracts	—	43,238	—	43,238
Foreign currency exchange contracts	—	6,059,316	—	6,059,316
Liabilities:
Credit contracts	—	(15,096,512)	—	(15,096,512)
Equity contracts	(4,817,500)	(555,354)	—	(5,372,854)
Foreign currency exchange contracts	—	(8,584,989)	—	(8,584,989)
Interest rate contracts	(3,308,809)	(4,527,909)	—	(7,836,718)

	$(8,126,309)	$(12,474,388)	$—	$(20,600,697)

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $61,634,995 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of July 31, 2019	$4,414,952	$295,357	$47,640,619	$59,376,916	$111,727,844
Transfers into level 3 (a)	—	—	40,000,000	4,935,841	44,935,841
Transfers out of level 3	—	—	—	(11,419,902)	(11,419,902)
Accrued discounts/premiums	—	—	(1,633)	8,402	6,769
Net realized loss	—	—	—	(156,147)	(156,147)
Net change in unrealized appreciation (depreciation) (b)(c)	(21,964)	(166,294)	199,519	(2,979,850)	(2,968,589)
Purchases	—	302,621	18,362,640	8,523,164	27,188,425
Sales	(4,392,988)	—	(4,209,939)	(8,762,863)	(17,365,790)

Closing balance, as of January 31, 2020	$—	$431,684	$101,991,206	$49,525,561	$151,948,451

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020 (c)	$—	$(166,294)	$256,967	$(2,865,033)	$(2,774,360)

(a)

As of July 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Global Long/Short Credit Fund

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	61

Statement of Assets and Liabilities  (unaudited)

January 31, 2020

BlackRock Global Long/ Short Credit Fund

ASSETS
Investments at value — unaffiliated (cost — $2,542,563,561)	$2,509,681,293
Investments at value — affiliated (cost — $73,524,847)	73,492,217
Cash pledged:
Collateral — borrowed bond agreements	2,524,000
Collateral — OTC derivatives	53,130,000
Futures contracts	3,015,880
Centrally cleared swaps	6,609,710
Foreign currency at value (cost — $13,288,847)	13,385,497
Receivables:
Investments sold	128,197,899
Reverse repurchase agreements	25,717,500
Swaps	1,232,534
Capital shares sold	8,331,914
Dividends — affiliated	39,172
Interest — unaffiliated	24,104,362
Swap premiums paid	21,291,878
Unrealized appreciation on:
Forward foreign currency exchange contracts	6,059,316
OTC swaps	10,062,103
Unfunded floating rate loan interests	86,244
Prepaid expenses	121,975

Total assets	2,887,083,494

LIABILITIES
Investments sold short, at value (proceeds $5,181,461)	5,199,335
Bank overdraft	24,975,620
Borrowed bonds at value (proceeds $335,703,757)	348,660,928
Options written at value (premium received $3,822,207)	5,248,278
Reverse repurchase agreements at value	61,634,995
Payables:
Investments purchased	138,271,610
Reverse repurchase agreements	25,718,213
Administration fees	99,056
Capital shares redeemed	13,556,953
Interest expense	3,913,647
Investment advisory fees	1,717,771
Trustees’ and Officer’s fees	18,232
Other affiliates	8,967
Service and distribution fees	105,045
Variation margin on futures contracts	673,315
Variation margin on centrally cleared swaps	1,410,747
Other accrued expenses	1,468,930
Swap premiums received	45,154,273
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,584,989
OTC swaps	14,050,300

Total liabilities	700,471,204

NET ASSETS	$2,186,612,290

NET ASSETS CONSIST OF
Paid-in capital	$2,624,168,324
Accumulated loss	(437,556,034)

NET ASSETS	$2,186,612,290

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

BlackRock Global Long/ Short Credit Fund

NET ASSET VALUE
Institutional — Based on net assets of $1,530,437,599 and 153,296,600 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.98

Investor A — Based on net assets of $101,417,780 and 10,164,296 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.98

Investor C — Based on net assets of $54,959,610 and 5,595,387 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.82

Class K — Based on net assets of $499,797,301 and 50,036,483 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.99

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statement of Operations  (unaudited)

Six Months Ended January 31, 2020

BlackRock Global Long/ Short Credit Fund

INVESTMENT INCOME
Dividends — affiliated	$380,684
Dividends — unaffiliated	649,431
Interest — unaffiliated	69,128,010
Foreign taxes withheld	(16,063)

Total investment income	70,142,062

EXPENSES
Investment advisory	10,886,837
Transfer agent — class specific	860,099
Administration	460,343
Service and distribution — class specific	448,099
Accounting services	226,317
Administration — class specific	178,406
Registration	133,338
Professional	112,625
Custodian	104,972
Printing	28,377
Trustees and Officer	10,438
Miscellaneous	113,297

Total expenses excluding interest expense	13,563,148
Interest expense	9,448,039

Total expenses	23,011,187
Less:	—
Fees waived and/or reimbursed by the Manager	(16,745)

Total expenses after fees waived and/or reimbursed	22,994,442

Net investment income	47,147,620

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	81,386
Investments — unaffiliated	27,953,583
Borrowed bonds	(2,083,019)
Capital gain distributions from investment companies — affiliated	30
Forward foreign currency exchange contracts	29,741,333
Foreign currency transactions	(2,897,645)
Futures contracts	(7,232,921)
Options written	6,876,788
Payment by affiliate	6,646(a)
Short sales — affiliated	113,840
Short sales — unaffiliated	(11,577,039)
Swaps	(4,022,440)

36,960,542

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(32,630)
Investments — unaffiliated	15,717,624
Borrowed bonds	(3,865,337)
Forward foreign currency exchange contracts	(26,033,047)
Foreign currency translations	931,265
Futures contracts	(1,456,302)
Options written	(2,362,057)
Short sales — unaffiliated	(18,874)
Swaps	3,130,428
Unfunded floating rate loan interests	85,635

(13,903,295)

Net realized and unrealized gain	23,057,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,204,867

(a)	Includes a payment by an affiliate of $6,646 to compensate for a trade operating event.

See notes to financial statements.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Global Long/Short Credit Fund
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,147,620	$125,240,343
Net realized gain (loss)	36,960,542	(109,795,257)
Net change in unrealized appreciation (depreciation)	(13,903,295)	65,620,371

Net increase in net assets resulting from operations	70,204,867	81,065,457

DISTRIBUTIONS TO SHAREHOLDERS (a)
Institutional	(56,516,836)	(114,367,305)
Investor A	(3,569,137)	(7,754,820)
Investor C	(1,423,344)	(3,937,964)
Class K	(20,490,733)	(73,940,029)

Decrease in net assets resulting from distributions to shareholders	(82,000,050)	(200,000,118)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(839,022,439)	(741,294,544)

NET ASSETS
Total decrease in net assets	(850,817,622)	(860,229,205)
Beginning of period	3,037,429,912	3,897,659,117

End of period	$2,186,612,290	$3,037,429,912

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund

	Institutional
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017	2016	2015

Net asset value, beginning of period	$10.05		$10.36		$10.36		$9.91	$10.51	$10.95

Net investment income(a)	0.20		0.37		0.33		0.30	0.27	0.28
Net realized and unrealized gain (loss)	0.10		(0.10)		(0.21)		0.15	(0.37)	(0.26)

Net increase (decrease) from investment operations	0.30		0.27		0.12		0.45	(0.10)	0.02

Distributions(b)	—		—		—		—	—	—
From net investment income	(0.37)		(0.58)		(0.12)		—	(0.50)	(0.34)
From net realized gain	—		—		—		—	—	(0.12)

Total distributions	(0.37)		(0.58)		(0.12)		—	(0.50)	(0.46)

Net asset value, end of period	$9.98		$10.05		$10.36		$10.36	$9.91	$10.51

Total Return(c)
Based on net asset value	3.03	%(d)(e)	2.83	%(e)	1.16	%(e)	4.54%	(0.92)%	0.20%

Ratios to Average Net Assets(f)
Total expenses	1.93	%(g)	2.03%		2.00%		1.86%	2.08%	1.73%

Total expenses after fees waived and/or reimbursed	1.93	%(g)	2.01%		1.98%		1.86%	2.07%	1.72%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales	1.13	%(g)	1.07%		1.05%		1.08%	1.09%	1.07%

Net investment income	3.99	%(g)	3.67%		3.21%		2.91%	2.69%	2.63%

Supplemental Data
Net assets, end of period (000)	$1,530,438		$1,747,346		$2,305,172		$3,640,459	$3,378,151	$4,505,530

Portfolio turnover rate	90%		226%		185%		229%	253%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g) Annualized.

See notes to financial statements.

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund
	Investor A
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017	2016	2015

Net asset value, beginning of period	$10.03		$10.33		$10.31		$9.88	$10.48	$10.93

Net investment income(a)	0.19		0.34		0.31		0.26	0.24	0.25
Net realized and unrealized gain (loss)	0.10		(0.10)		(0.23)		0.17	(0.36)	(0.27)

Net increase (decrease) from investment operations	0.29		0.24		0.08		0.43	(0.12)	(0.02)

Distributions(b)	—		—		—		—	—	—
From net investment income	(0.34)		(0.54)		(0.06)		—	(0.48)	(0.31)
From net realized gain	—		—		—		—	—	(0.12)

Total distributions	(0.34)		(0.54)		(0.06)		—	(0.48)	(0.43)

Net asset value, end of period	$9.98		$10.03		$10.33		$10.31	$9.88	$10.48

Total Return(c)
Based on net asset value	2.96	%(d)(e)	2.60	%(e)	0.81	%(e)	4.35%	(1.15)%	(0.10)%

Ratios to Average Net Assets(f)
Total expenses	2.16	%(g)	2.29	%(h)	2.25%		2.13%	2.29%	1.98%

Total expenses after fees waived and/or reimbursed	2.16	%(g)	2.27%		2.24%		2.12%	2.29%	1.98%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales	1.36	%(g)	1.33%		1.31%		1.35%	1.34%	1.33%

Net investment income	3.77	%(g)	3.43%		2.99%		2.63%	2.41%	2.36%

Supplemental Data
Net assets, end of period (000)	$101,418		$117,093		$168,471		$228,373	$422,079	$1,032,811

Portfolio turnover rate	90%		226%		185%		229%	253%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund

	Investor C
	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,
			2019		2018		2017	2016	2015

Net asset value, beginning of period	$9.82		$10.12		$10.10		$9.76	$10.38	$10.87

Net investment income(a)	0.15		0.26		0.23		0.19	0.17	0.17
Net realized and unrealized gain (loss)	0.10		(0.10)		(0.21)		0.15	(0.36)	(0.26)

Net increase (decrease) from investment operations	0.25		0.16		0.02		0.34	(0.19)	(0.09)

Distributions(b)
From net investment income	(0.25)		(0.46)		—		—	(0.43)	(0.28)
From net realized gain	—		—		—		—	—	(0.12)

Total distributions	(0.25)		(0.46)		—		—	(0.43)	(0.40)

Net asset value, end of period	$9.82		$9.82		$10.12		$10.10	$9.76	$10.38

Total Return(c)
Based on net asset value	2.54	%(d)(e)	1.72	%(e)	0.20	%(e)	3.48%	(1.85)%	(0.82)%

Ratios to Average Net Assets(f)
Total expenses	2.93	%(g)	3.05	%(h)	3.02%		2.87%	3.06%	2.72%

Total expenses after fees waived and/or reimbursed	2.92	%(g)	3.03%		3.01%		2.87%	3.06%	2.72%

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales	2.13	%(g)	2.09%		2.08%		2.10%	2.09%	2.07%

Net investment income	3.00	%(g)	2.65%		2.25%		1.88%	1.69%	1.64%

Supplemental Data
Net assets, end of period (000)	$54,960		$68,930		$100,645		$132,965	$215,364	$342,148

Portfolio turnover rate	90%		226%		185%		229%	253%	211%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Credit Fund

	Class K

	Six Months Ended 01/31/20 (unaudited)		Year Ended July 31,					Period from 03/28/16(a) to 07/31/16
			2019		2018		2017

Net asset value, beginning of period	$10.06		$10.37		$10.37		$9.92	$9.70

Net investment income(b)	0.21		0.38		0.35		0.30	0.11
Net realized and unrealized gain (loss)	0.10		(0.11)		(0.21)		0.15	0.11

Net increase from investment operations	0.31		0.27		0.14		0.45	0.22

Distributions from net investment income(c)	(0.38)		(0.58)		(0.14)		—	—

Net asset value, end of period	$9.99		$10.06		$10.37		$10.37	$9.92

Total Return(d)
Based on net asset value	3.11	%(e)(f)	2.91	%(f)	1.34	%(f)	4.54%	2.27	%(e)

Ratios to Average Net Assets(g)
Total expenses	1.83	%(h)	1.96%		1.94%		1.79%	2.14	%(h)

Total expenses after fees waived and/or reimbursed	1.83	%(h)	1.94%		1.93%		1.79%	2.14	%(h)

Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales	1.03	%(h)	1.00%		0.99%		1.02%	1.01	%(h)

Net investment income	4.07	%(h)	3.75%		3.33%		2.97%	3.35	%(h)

Supplemental Data
Net assets, end of period (000)	$499,797		$1,104,061		$1,323,371		$30,093	$27,712

Portfolio turnover rate	90%		226%		185%		229%	253	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 01/31/20 (unaudited)	Year Ended July 31,			Period from 03/28/16(a) to 07/31/16
		2019	2018	2017
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately ten years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
To Investor A Shares after
Investor C Shares	No	Yes	(b)	approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended January 31, 2020. The adjusted cost basis of securities at July 31, 2019 is $3,055,433,497. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value (“NAV”) of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs:

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities

(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests.

Borrower	Par	Commitment Amount	Value		Unrealized Appreciation (Depreciation)
BCPE Empire Holdings, Inc., Delayed Draw Term Loan	$5,625	$5,625	$5,625	$	—
Bleriot US Bidco Inc., Term Loan	23,206	22,974	23,482		508
MED ParentCo LP, Delayed Draw Term Loan	33,509	33,173	33,543		370
Triton Bidco, Term Loan B	4,175,207	4,110,050	4,195,416		85,366

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended January 31, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were $71,802,345 and 2.54%, respectively.

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bond Agreements (a)	Reverse Repurchase Agreements	Borrowed Bond at Value including Accrued Interest (b)	Net Amount before Collateral	Non-cash Collateral Received	Cash Collateral Received	Fair Value of Non-cash Collateral Pledged Including Accrued Interest (c)	Cash Collateral Pledged	Net Collateral (Received) / Pledged (d)	Net Exposure Due (to) / from Counterparty (e)
Barclays Bank plc	$76,812,184	$(4,069,033)	$(75,457,668)	$(2,714,517)	$—	$—	$4,840,046	$—	$4,840,046	$2,125,529	(f)
BNP Paribas SA	60,497,856	(20,931,682)	(61,335,979)	(21,769,805)	—	—	21,136,982	—	21,136,982	(632,823)
Citigroup Global Markets, Inc.	25,172,134	—	(24,926,880)	245,254	—	(245,254)	—	—	(245,254)	—
Credit Suisse Securities USA LLC	34,120,729	—	(35,443,263)	(1,322,534)	—	—	—	1,235,000	1,235,000	(87,534	)(g)
Goldman Sachs International	7,579,350	—	(7,604,729)	(25,379)	—	—	—	—	—	(25,379)
J.P. Morgan Securities plc	76,493,943	—	(76,971,824)	(477,881)	—	—	—	437,000	437,000	(40,881)
Merrill Lynch International	4,459,413	—	(4,515,105)	(55,692)	—	—	—	—	—	(55,692)
RBC Capital Markets, LLC	69,550,750	(36,634,280)	(64,107,820)	(31,191,350)	—	—	35,322,846	—	35,322,846	4,131,496	(h)(i)
RBC Europe Ltd.	2,222,012	—	(2,211,307)	10,705	—	—	—	—	—	10,705

	$356,908,371	$(61,634,995)	$(352,574,575)	$(57,301,199)	$—	$(245,254)	$61,299,874	$1,672,000	$62,726,620	$5,425,421

(a)	Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $3,913,647 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)	Net collateral, including accrued interest, with a value of $61,299,874 has been pledged in connection with open reverse repurchase agreements.
(d)	Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(f)	Borrowed bond agreement with a value of $2,622,651 has been purchased and is pending settlement as of January 31, 2020.
(g)	Borrowed bond agreement with a value of $266,500 has been purchased and is pending settlement as of January 31, 2020.
(h)	Borrowed bond agreement with a value of $7,592,875 has been purchased and is pending settlement as of January 31, 2020.
(i)	Non-cash collateral pledged with a value of $5,555,276 has been sold and is pending settlement as of January 31, 2020.

Short Sale Transactions (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.

When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (unaudited) (continued)

sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedule of Investments.

A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value —unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that the Fund holds the underlying

76	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions — The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign currency options — The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (unaudited) (continued)

or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.95%
$1 Billion — $3 Billion	0.89
$3 Billion — $5 Billion	0.86
$5 Billion — $6.5 Billion	0.83
$6.5 Billion — $10 Billion	0.80
Greater than $10 Billion	0.76

The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS, for services they provide for that portion of the Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended January 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service and Distribution Fees
Investor A	$139,192
Investor C	308,907
$448,099

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.

For the six months ended January 31, 2020, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

Institutional	$119,026
Investor A	8,352
Investor C	4,634
Class K	46,394
$178,406

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2020, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$304

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$114
Class K	696
$810

For the six months ended January 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$780,926
Investor A	43,945
Investor C	29,125
Class K	6,103
$860,099

Other Fees: For the six months ended January 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $615.

For the six months ended January 31, 2020, affiliates received CDSCs as follows:

Investor A	$8
Investor C	396
$404

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to November 27, 2019, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2020, the amount waived was $16,074.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2020, the Fund waived $671 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	1.20%
Investor A	1.40
Investor C	2.15
Class K	1.15

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2020, there were no fees waived and/or reimbursed by the Manager.

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2020, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: During the six months ended January 31, 2020, the Fund received a reimbursement of $6,646 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	$2,119,086
Sales	1,963,237
Net Realized Gain	35,727

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$2,049,913,472	$2,561,635,768
U.S. Government Securities	127,233,673	117,839,701

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of July 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $386,388,423.

As of January 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,637,612,192

Gross unrealized appreciation	$56,448,374
Gross unrealized depreciation	(140,640,591)

Net unrealized depreciation	$(84,192,217)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (unaudited) (continued)

renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2020, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	17,659,921	$178,262,976	48,991,655	$487,797,446
Shares issued in reinvestment of distributions	4,364,363	43,294,485	9,415,832	90,297,831
Shares redeemed	(42,577,774)	(429,263,767)	(107,040,864)	(1,068,527,141)

Net decrease	(20,553,490)	$(207,706,306)	(48,633,377)	$(490,431,864)

Investor A
Shares sold and automatic conversion of shares	1,282,451	$12,924,374	2,023,087	$20,240,257
Shares issued in reinvestment of distributions	337,860	3,351,571	723,582	6,939,151
Shares redeemed	(3,130,524)	(31,546,114)	(7,375,676)	(73,363,833)

Net decrease	(1,510,213)	$(15,270,169)	(4,629,007)	$(46,184,425)

Investor C
Shares sold	114,735	$1,134,497	305,154	$3,008,094
Shares issued in reinvestment of distributions	132,496	1,294,486	380,544	3,588,532
Shares redeemed and automatic conversion of shares	(1,669,699)	(16,490,970)	(3,617,837)	(35,433,484)

Net decrease	(1,422,468)	$(14,061,987)	(2,932,139)	$(28,836,858)

Class K
Shares sold	2,253,603	$22,780,126	32,772,447	$330,392,565
Shares issued in reinvestment of distributions	73,812	732,947	236,751	2,272,811
Shares redeemed	(62,052,315)	(625,497,050)	(50,861,196)	(508,506,773)

Net decrease	(59,724,900)	$(601,983,977)	(17,851,998)	$(175,841,397)

Total Net Decrease	(83,211,071)	$(839,022,439)	(74,046,521)	$(741,294,544)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Funds IV, on behalf of BlackRock Global Long/Short Credit Fund, met on November 14-15, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 4, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective September 5, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective February 19, 2020, Henry Gabbay resigned as a Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock International Limited

Edinburgh, EH3 8BL,

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	85

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

86	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	87

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

CVA	Certification Van Aandelon (Dutch Certificate)

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

88	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CSGLSCMT-1/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

2

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds IV

Date: April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds IV

Date: April 3, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds IV

Date: April 3, 2020

4